NATIONWIDE(R)INDEX FUNDS:

                     NATIONWIDE(R)MID CAP MARKET INDEX FUND

                       NATIONWIDE(R)SMALL CAP INDEX FUND

                     NATIONWIDE(R)INTERNATIONAL INDEX FUND

                          NATIONWIDE(R)BOND INDEX FUND


                         ASSOCIATED MASTER PORTFOLIOS:

                          MASTER MID CAP INDEX SERIES

                         MASTER SMALL CAP INDEX SERIES

                      MASTER INTERNATIONAL (CAPITALIZATION

                             WEIGHTED) INDEX SERIES

                       MASTER AGGREGATE BOND INDEX SERIES


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001
                                  (UNAUDITED)

                           NATIONWIDE(R) MUTUAL FUNDS

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2001



                               TABLE OF CONTENTS


FEEDER FUNDS

Management Discussion of Fund Performance ...................................  3

Statements of Assets and Liabilities ........................................  7

Statements of Operations ....................................................  8

Statements of Changes in Net Assets .........................................  9

Financial Highlights ........................................................ 11

Notes to Financial Statements ............................................... 15


MASTER PORTFOLIOS

Master Mid Cap Index Series ................................................. 22

Master Small Cap Index Series ............................................... 35

Master International (Capitalization Weighted) Index Series ................. 62

Master Aggregate Bond Index Series .......................................... 78

                      NATIONWIDE MID CAP MARKET INDEX FUND

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST THE BENCHMARK?

For the six-month period ended April 30, 2001, the Nationwide Mid Cap Market Index Fund returned -1.27%+ versus -1.40% for the S&P 400 Midcap Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

The portfolio met its objective of replicating the return of its benchmark++. During the first four months of 2001, the U.S. equity market continued to experience the extreme volatility seen throughout 2000. Over the six-month period, the majority of the U.S. equity indexes were in negative territory, with the S&P 500 Index down 12.07%, the S&P 400 Midcap Index down 1.40%, and the small-cap Russell 2000 Index down 1.77%.

WHAT WERE THE MAJOR CONTRIBUTORS TO THE PORTFOLIO'S PERFORMANCE?

Corporate profits continued to shrink with one earnings disappointment after another. The Federal Reserve Open Market Committee (FOMC) cut interest rates by 50-basis points on four separate occasions during the six-month period. Toward the end of the period, we began to see some recovery in U.S. equity markets with most equity classes delivering returns in excess of 7%.

Value stocks continued their strong performance with the S&P 400 Barra Value Index outperforming the S&P 400 Barra Growth Index by more than 25%.

The Nasdaq Composite Index, down nearly 40% last year, lost another 25% of its value during the first three months of 2001 (its fourth consecutive down quarter) before rebounding in April, returning 15%. The S&P 500 slid into bear market territory during the first four months of 2001 for the first time since 1987. The Dow Jones Industrial Average, whose defensive components saved it from big losses last year, shed nearly 9% of its value in the first quarter, falling below the 10,000 mark. It recovered slightly in April, returning nearly 9% and closing at 10,734.97.

It is interesting that in the past six months, the Dow, representing the old economy, has outperformed the Nasdaq, representing the new economy, by 36%.

WHAT IS THE VIEW OF THE MARKET--AND THE FUND'S POSITION--GOING FORWARD?

With more and more companies pre-announcing lower-than-expected earnings for the first quarter 2001, there is no sign yet that the U.S. equity markets will stabilize. It is expected that the Federal Reserve will continue easing rates in response to the clearly slowing economy. The portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.


----------------
 + Performance of Class A shares without sales charge and assuming all distributions are reinvested.

++ The Index does not reflect the deduction of fees associated with a mutual fund, such as investment advisory fees.

Portfolio Manager:Merrill Lynch Investment Management--
Adviser to the Master Portfolio

PORTFOLIO MARKET VALUE: $14,835,862
APRIL 30, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2001)


YEARS                       ONE YEAR         LIFE2
--------------------------------------------------------------------------------
Class A    w/o SC*            6.56%          12.47%
           w/SC1              0.42%           7.59%
--------------------------------------------------------------------------------
Institutional Class**         7.13%          13.04%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data. Class B was not operational as of April 30, 2001.


 *These returns do not reflect the effects of a sales charge (SC). **Not subject to any sales charges.

1  A 5.75% maximum front-end sales charge was deducted.
2  Commenced operations on December 29, 1999.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                        NATIONWIDE SMALL CAP INDEX FUND

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST THE BENCHMARK?

For the six-month period ended April 30, 2001, the Nationwide Small Cap Index Fund returned -1.77%+ versus -1.77% for the Russell 2000 Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

The portfolio met its objective of replicating the return of its benchmark++. During the first four months of 2001, the U.S. equity market continued to experience the extreme volatility that occurred throughout 2000. Over the six-month period, the majority of the U.S. equity indexes were in negative territory with the S&P 500 Index down 12.07%, the S&P 400 Midcap Index down 1.40%, and the small-cap Russell 2000 Index down 1.77%.

WHAT WERE THE MAJOR CONTRIBUTORS TO THE PORTFOLIO'S PERFORMANCE?

Corporate profits continued to shrink with one earnings disappointment after another. The Federal Reserve Open Market Committee (FOMC) cut interest rates by 50-basis points on four separate occasions during the six-month period. Toward the end of the period, we began to see some recovery in U.S. equity markets with most equity classes delivering returns in excess of 7%.

Value stocks continued their strong performance with the Russell 2000 Value Index returning 14.63% versus the Russell 2000 Growth Index's return of -17.33%.

The Nasdaq Composite Index, down nearly 40% last year, lost another 25% of its value during the first three months of 2001 (its fourth consecutive down quarter), before rebounding in April, returning 15%. The S&P 500 slid into bear market territory during the first four months of 2001 for the first time since 1987. The Dow Jones Industrial Average, whose defensive components saved it from big losses last year, shed nearly 9% of its value in the first quarter, falling below the 10,000 mark. It recovered slightly in April, returning nearly 9% and closing at 10,734.97.

It is interesting that in the past six months, the Dow, representing the old economy, has outperformed the Nasdaq, representing the new economy, by 36%.

WHAT IS THE VIEW OF THE MARKET--AND THE FUND'S POSITION--GOING FORWARD? With more and more companies pre-announcing lower-than-expected earnings for the first quarter 2001, there is no sign yet that U.S. equity markets will stabilize. It is also expected that the Federal Reserve will continue easing rates in response to the clearly slowing economy. The portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

-----------------
 + Performance of Class A shares without sales charge and assuming all distributions are reinvested.

++ The Index does not reflect the deduction of fees associated with a mutual fund, such as investment advisory fees.

Portfolio Manager: Merrill Lynch Investment Management--
Adviser to the Master Portfolio

PORTFOLIO MARKET VALUE: $5,784,789
APRIL 30, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2001)


YEARS                       ONE YEAR          LIFE2
--------------------------------------------------------------------------------
Class A    w/o SC*           -8.81%          -3.33%
           w/SC1            -14.06%          -7.52%
--------------------------------------------------------------------------------
Institutional Class**        -8.46%          -2.92%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data. Class B was not operational as of April 30, 2001.

  *These returns do not reflect the effects of a sales charge (SC). **Not subject to any sales charges.

1  A 5.75% maximum front-end sales charge was deducted.
2  Commenced operations on December 29, 1999.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                       NATIONWIDE INTERNATIONAL INDEX FUND

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST THE BENCHMARK?

For the six-month period ended April 30, 2001, the Nationwide International Equity Index Fund returned -8.56%+ versus -7.98% for the MSCI EAFE Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

The portfolio met its objective of replicating the return of its benchmark++. The world equity markets experienced strong volatility, and very few countries posted positive returns.

WHAT WERE THE MAJOR  CONTRIBUTORS TO THE PORTFOLIO'S
PERFORMANCE?

During the six-month period, only 5 of the 20 EAFE countries experienced positive returns. The strongest performers were New Zealand (+21.4%), Austria (+13.1%) and Australia (+5.0%). More telling were the negative performers:
Sweden (-25.7%), Singapore (-18.6%), and Finland (-17.7%).

The energy and material sectors were the strongest performing sectors; the technology sector caused the biggest drag on global markets' performance.

All of the major central banks have followed the U.S. Federal Reserve Open Market Committee's lead in cutting interest rates, except the European Central Bank. In fact, since the Fed's surprise move in January, there have been 39 foreign rate cuts. Global central bankers have been easing over economic concerns. Leading indicators for the Euroland and Japan remain on a firm downtrend.

WHAT IS THE VIEW OF THE MARKET--AND THE FUND'S
POSITION--GOING  FORWARD?

With more and more companies pre-announcing lower-than-expected earnings for the first quarter 2001, there is no sign yet that the global equity markets will stabilize. It is also expected that the global central banks will continue easing rates in response to the clearly slowing economy. The portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.


-----------------
 + Performance of Class A shares without sales charge and assuming all distributions are reinvested.

++ The Index does not reflect the deduction of fees associated with a mutual fund, such as investment advisory fees.

Portfolio Manager: Merrill Lynch Investment Management--
Adviser to the Master Portfolio

PORTFOLIO MARKET VALUE: $4,757,404
APRIL 30, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2001)


YEARS                       ONE YEAR         LIFE3
--------------------------------------------------------------------------------
Class A    w/o SC*          -16.72%         -15.75%
           w/SC1            -21.50%         -19.40%
--------------------------------------------------------------------------------
Class B    w/o SC*          -17.41%         -16.40%
           w/SC2            -21.53%         -18.90%
--------------------------------------------------------------------------------
Institutional Class**       -16.42%         -15.44%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data.


 *These returns do not reflect the effects of a sales charge (SC). **Not subject to any sales charges.

1  A  5.75%  maximum front-end sales charge was deducted.
2 A 5.00% maximum contingent deferred sales charge (CDSC) would be deducted. The CDSC declines to 0% after 6 years.
3  Commenced operations on December 29, 1999.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                           NATIONWIDE BOND INDEX FUND

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST THE BENCHMARK?

For the six-month period ended April 30, 2001, the Nationwide Bond Index Fund returned 7.46%+ versus 6.22% for the Lehman Brothers Aggregate Bond Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

The Fund continues to be managed by replicating the benchmark characteristics utilizing quantitative techniques. First, the Fund is divided into the three major investment sectors of the benchmark: U.S. Government, agency mortgage-backed, and investment grade corporate securities. Then, each of the investment sectors is managed with the goal of minimizing the differences in its investment characteristics as compared to the corresponding sector in the benchmark. For example, in the U.S. Government sector, we seek to have identical duration (measure of interest rate sensitivity) and partial duration exposure in order to attain identical performance within that sector. Each investment sector has unique investment characteristics in which we seek to minimize variance.

WHAT WERE THE MAJOR  CONTRIBUTORS TO THE PORTFOLIO'S
PERFORMANCE?

Of the three major investment sectors, corporate bonds attained the best performance during the semiannual period, returning 7.29%. Within corporate, the finance sector, at 8.14%, enjoyed the highest return as spread (higher-coupon) product in general proved to be in favor. In this vein, the highest credits available, U.S. Treasuries were the poorest performing securities, returning only 5.13% for the period. Over the past four years, the representation of the U.S. Government sector in the Index has declined steadily. In fact, this sector, which measured 46% of the Index in 1997, has declined to 36% currently as fiscal surpluses has decreased the need for public financing at the federal level. It is interesting to note that the mortgage-backed sector, including ABS and CMBS, is the largest sector, currently at 38%.



----------------
+ Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Manager:Merrill Lynch Investment Management--
Adviser to the Master Portfolio

PORTFOLIO MARKET VALUE: $11,236,652
APRIL 30, 2001

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2001)


YEARS                       ONE YEAR          LIFE2
--------------------------------------------------------------------------------
Class A    w/o SC*           12.14%          10.17%
           w/SC1              5.66%           5.39%
--------------------------------------------------------------------------------
Institutional Class**        12.59%          10.64%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on the performance data. Class B was not operational as of April 30, 2001.


 *These returns do not reflect the effects of a sales charge (SC). **Not subject to any sales charges.

1  A 5.75% maximum front-end sales charge was deducted.
2  Commenced operations on December 29, 1999.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                                                                   NATIONWIDE(R) MUTUAL FUNDS

                                                              STATEMENTS OF ASSETS AND LIABILITIES

                                                                        APRIL 30, 2001
                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   NATIONWIDE
                                                                    MID CAP        NATIONWIDE        NATIONWIDE        NATIONWIDE
                                                                     MARKET        SMALL CAP       INTERNATIONAL           BOND
                                                                   INDEX FUND      INDEX FUND        INDEX FUND         INDEX FUND
                                                                  ------------     -----------     --------------    --------------
ASSETS:
Investments, at value (cost $14,442,886; $5,755,588;
     $5,261,025 and $11,149,613; respectively)                   $14,835,862      $5,784,789        $4,757,404          $11,236,652
Receivable from adviser                                                5,038           8,062            14,250                6,887
Prepaid expenses and other assets                                      6,891             --              4,048                4,273
                                                                ------------     -----------       -----------          -----------
     Total Assets:                                                14,847,791       5,792,851         4,775,702           11,247,812
                                                                ------------     -----------       -----------          -----------
LIABILITIES:
Distributions payable                                                    --               --                --               51,754
Accrued expenses and other payables:
   Fund administration fees                                            6,164           6,164             6,164                6,164
   Transfer agent fees                                                   700             194               183                  230
   Distribution fees                                                     929             168               173                  358
   Administrative servicing fees                                          98              82                76                   95
   Other                                                               6,471          19,398             2,546               24,726
                                                                ------------     -----------       -----------          -----------
     Total Liabilities:                                               14,362          26,006             9,142               83,327
                                                                ------------     -----------       -----------          -----------
NET ASSETS                                                       $14,833,429      $5,766,845        $4,766,560          $11,164,485
                                                                ============     ===========       ===========          ===========
REPRESENTED BY:
Capital                                                          $14,455,916      $5,826,609        $5,369,553          $11,082,845
Accumulated net investment income (loss)                               8,395           7,203            11,472                   --
Accumulated net realized gains (losses) from investment
     transactions                                                    (23,858)        (96,168)         (110,844)              (5,399)
Net unrealized appreciation (depreciation) on investments            392,976          29,201          (503,621)              87,039
                                                                ------------     -----------       -----------          -----------
NET ASSETS                                                       $14,833,429      $5,766,845        $4,766,560          $11,164,485
                                                                ============     ===========       ===========          ===========
NET ASSETS:
Class A Shares                                                   $ 5,181,927      $  977,230        $  742,051          $ 1,973,103
Class B Shares                                                           --              --             58,944                   --
Institutional Class Shares                                         9,651,502       4,789,615         3,965,565            9,191,382
                                                                ------------     -----------       -----------          -----------
     Total                                                       $14,833,429      $5,766,845        $4,766,560          $11,164,485
                                                                ============     ===========       ===========          ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                       465,157         103,449            94,014              188,648
Class B Shares                                                           --              --              7,510                   --
Institutional Class Shares                                           862,694         504,968           502,294              879,365
                                                                ------------     -----------       -----------          -----------
     Total                                                         1,327,851         608,417           603,818            1,068,013
                                                                ============     ===========       ===========          ===========
NET ASSET VALUE:
Class A Shares                                                   $     11.14      $     9.45        $     7.89          $     10.46
Class B Shares*                                                           --              --        $     7.85                  --
Institutional Class Shares                                       $     11.19      $     9.48        $     7.89          $     10.45
MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum sales
   charge) of net asset value adjusted to the nearest cent)
Class A Shares                                                   $     11.82      $    10.03        $     8.37          $     11.10
                                                                ------------     -----------       -----------          -----------
Maximum sales charge - Class A Shares                                   5.75%           5.75%             5.75%                5.75%
                                                                ============     ===========       ===========          ===========

------------------------------------------------------------------
*For Class B Shares, the redemption price per share varies by the length of time shares are held and are not subject to a front-end  sales  charge.  See notes to financial statements.


                                                       NATIONWIDE(R) MUTUAL FUNDS

                                                        STATEMENTS OF OPERATIONS

                                                FOR THE SIX MONTHS ENDED APRIL 30, 2001

                                                              (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                              NATIONWIDE
                                                                MID CAP              NATIONWIDE          NATIONWIDE       NATIONWIDE
                                                                 MARKET              SMALL CAP         INTERNATIONAL         BOND
                                                               INDEX FUND            INDEX FUND          INDEX FUND       INDEX FUND
                                                              ------------           -----------       --------------     ----------
INVESTMENT INCOME:
   Interest income                                             $ 93,109             $ 31,945             $  31,450         $232,856
   Master expenses                                               (5,151)              (2,172)               (1,524)          (3,654)
                                                               --------             --------              --------        ---------
     Total Income                                                87,958               29,773                29,926          229,202
                                                               --------             --------              --------        ---------
EXPENSES:
   Fund administration fees                                      37,192               37,192                37,192           37,192
   Distribution fees Class A                                      4,673                  654                   752            1,235
   Distribution fees Class B                                         --                   --                   253               --
   Administrative servicing fees Class A                            566                  372                   315              802
   Transfer agent fees                                            1,508                  645                 1,692              939
   Trustees' fees                                                   133                   49                    40               77
   Professional fees                                              6,766                6,819                 6,460           10,204
   Custodian fees                                                   392                1,106                   784              839
   Insurance fees                                                   879                   80                   569              641
   Registration and filing fees                                  19,881               15,646                21,606           14,677
   Printing                                                       7,481                2,661                 7,348            3,874
   Other                                                             47                   15                    --               46
                                                               --------             --------             ---------         --------
     Total expenses before waived or reimbursed expenses         79,518               65,239                77,011           70,526
     Expenses waived or reimbursed                              (55,512)             (60,521)              (69,949)         (60,561)
                                                               --------             --------             ---------         --------
     Total Expenses                                              24,006                4,718                 7,062            9,965
                                                               --------             --------             ---------         --------
NET INVESTMENT INCOME (LOSS)                                     63,952               25,055                22,864          219,237
                                                               --------             --------             ---------         --------
REALIZED/UNREALIZED GAINS
   (LOSSES) FROM INVESTMENTS:
   Net realized gains (losses) on investment transactions       (21,241)             (62,418)              (81,262)          24,218
   Net change in unrealized appreciation/depreciation
     on investments                                             (81,282)              81,156              (289,284)          88,320
                                                               --------             --------             ---------         --------
Net realized/unrealized gains (losses) on investments          (102,523)              18,738              (370,546)         112,538
                                                               --------             --------             ---------         --------
CHANGE IN NET ASSETS FROM OPERATIONS                           $(38,571)            $ 43,793             $(347,682)        $331,775
                                                               ========             ========             =========         ========


See notes to financial statements.

                                                       NATIONWIDE(R) MUTUAL FUNDS
                                                  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                       NATIONWIDE                              NATIONWIDE
                                                                  MID CAP MARKET INDEX FUND               SMALL CAP INDEX FUND
                                                            --------------------------------------   ------------------------------
                                                                                                       SIX MONTHS       PERIOD ENDED
                                                            SIX MONTHS ENDED       PERIOD ENDED      ENDED APRIL 30,     OCTOBER 31,
                                                             APRIL 30, 2001    OCTOBER 31, 2000(A)        2001             2000(A)
                                                            ----------------   -------------------   ---------------    ------------
                                                               (UNAUDITED)                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                               $    63,952         $    68,529         $    25,055       $     8,060
   Net realized gains (losses) on investment transactions         (21,241)            458,618             (62,418)          (33,750)
   Net change in unrealized appreciation/depreciation
      on investments                                              (81,282)            474,258              81,156           (51,955)
                                                              -----------         -----------         -----------       -----------
Change in net assets from operations                              (38,571)          1,001,405              43,793           (77,645)
                                                              -----------         -----------         -----------       -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                          (16,427)            (19,837)             (1,472)              (72)
   Net realized gains on investments                             (120,819)                 --                  --                --
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
   Net investment income                                          (52,414)            (35,508)            (19,920)           (4,448)
   Net realized gains on investments                             (340,416)                 --                  --                --
                                                              -----------         -----------         -----------       -----------
Change in net assets from shareholder distributions              (530,076)            (55,345)            (21,392)           (4,520)
                                                              -----------         -----------         -----------       -----------
Change in net assets from capital transactions                  4,396,272          10,059,744           3,411,143         2,415,466
                                                              -----------         -----------         -----------       -----------
Change in net assets                                            3,827,625          11,005,804           3,433,544         2,333,301
NET ASSETS:
   Beginning of period                                         11,005,804                  --           2,333,301                --
                                                              -----------         -----------         -----------       -----------
   End of period                                              $14,833,429         $11,005,804         $ 5,766,845       $ 2,333,301
                                                              ===========         ===========         ===========       ===========

----------------------------------------------------------
(a) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.


See notes to financial statements.

                                                       NATIONWIDE(R) MUTUAL FUNDS
                                                  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                          NATIONWIDE                            NATIONWIDE
                                                                   INTERNATIONAL INDEX FUND                  BOND INDEX FUND
                                                            --------------------------------------   -------------------------------
                                                                                                       SIX MONTHS       PERIOD ENDED
                                                            SIX MONTHS ENDED       PERIOD ENDED      ENDED APRIL 30,     OCTOBER 31,
                                                             APRIL 30, 2001    OCTOBER 31, 2000(A)       2001              2000(A)
                                                            ----------------   -------------------   ---------------    ------------
                                                               (UNAUDITED)                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                               $    22,864         $     8,898          $   219,237      $   128,031
   Net realized gains (losses) on investment transactions         (81,262)            (29,582)              24,218              (85)
   Net change in unrealized appreciation/depreciation
      on investments                                             (289,284)           (214,337)              88,320           (1,281)
                                                              -----------         -----------          -----------      -----------
Change in net assets from operations                             (347,682)           (235,021)             331,775          126,665
                                                              -----------         -----------          -----------      -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                             (582)               (947)             (28,255)         (74,037)
   Net realized gains on investments                                   --                  --                 (157)              --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
   Net investment income                                              (28)                (68)                  --               --
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
   Net investment income                                          (12,433)             (6,232)            (190,982)         (53,994)
   Net realized gains on investments                                   --                  --              (29,375)              --
                                                              -----------         -----------          -----------      -----------
Change in net assets from shareholder distributions               (13,043)             (7,247)            (248,769)        (128,031)
                                                              -----------         -----------          -----------      -----------
Change in net assets from capital transactions                  1,985,271           3,384,282           (1,033,821)      12,116,666
                                                              -----------         -----------          -----------      -----------
Change in net assets                                            1,624,546           3,142,014             (950,815)      12,115,300
NET ASSETS:
   Beginning of period                                          3,142,014                  --           12,115,300               --
                                                              -----------         -----------          -----------      -----------
   End of period                                              $ 4,766,560         $ 3,142,014          $11,164,485      $12,115,300
                                                              ===========         ===========          ===========      ===========

----------------------------------------------------------
(a) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

See notes to financial statements.

                                                       NATIONWIDE(R) MUTUAL FUNDS
                                                 NATIONWIDE MID CAP MARKET INDEX FUND
                                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                      CLASS A SHARES                  INSTITUTIONAL CLASS SHARES
                                                            ------------------------------------   --------------------------------
                                                                                                     SIX MONTHS       PERIOD ENDED
                                                            SIX MONTHS ENDED     PERIOD ENDED      ENDED APRIL 30,     OCTOBER 31,
                                                             APRIL 30, 2001  OCTOBER 31, 2000(A)        2001            2000(A)+
                                                            ---------------- -------------------   ---------------    ------------
                                                               (UNAUDITED)                           (UNAUDITED)

NET ASSET VALUE BEGINNING OF PERIOD                          $    11.77        $    10.00            $    11.80       $    10.00
                                                             ----------        ----------            ----------       ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                    0.05              0.09                  0.06             0.14
   Net realized and unrealized gains (losses) on investments      (0.20)             1.76                 (0.19)            1.76
                                                             ----------        ----------            ----------       ----------
      Total investment activities                                 (0.15)             1.85                 (0.13)            1.90
                                                             ----------        ----------            ----------       ----------
DISTRIBUTIONS:
   Net investment income                                          (0.06)            (0.08)                (0.06)           (0.10)
   Net realized gains                                             (0.42)                _                 (0.42)               _
                                                             ----------        ----------            ----------       ----------
      Total distributions                                         (0.48)            (0.08)                (0.48)           (0.10)
                                                             ----------        ----------            ----------       ----------
Net increase (decrease) in net asset value                        (0.63)             1.77                 (0.61)            1.80
                                                             ----------        ----------            ----------       ----------
NET ASSET VALUE END OF PERIOD                                $    11.14        $    11.77            $    11.19       $    11.80
                                                             ==========        ==========            ==========       ==========
Total Return (excluding sales charge)                             (1.27%)(b)        18.51%(b)             (1.03%)(b)       19.03%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)                         $    5,182        $    3,049            $    9,652       $    7,957
   Ratio of expenses to average net assets                         0.81%(c)          0.81%(c)              0.31%(c)         0.31%(c)
   Ratio of net investment income to average net assets            0.63%(c)          0.95%(c)              1.14%(c)         1.49%(c)
   Ratio of expenses to average net assets*                        1.48%(c)          3.12%(c)              1.24%(c)         2.76%(c)
   Portfolio turnover**                                           50.32%            35.19%                50.32%           35.19%

------------------------------
*   During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**  Portfolio turnover is based on the Master Portfolios.
+   Net investment income (loss) is based on average shares outstanding during the period.
(a) For the period from December 29, 1999  (commencement of operations) through October 31, 2000.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

                                                       NATIONWIDE(R) MUTUAL FUNDS
                                                    NATIONWIDE SMALL CAP INDEX FUND
                                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                     CLASS A SHARES                   INSTITUTIONAL CLASS SHARES
                                                            ------------------------------------   ---------------------------------
                                                                                                     SIX MONTHS       PERIOD ENDED
                                                            SIX MONTHS ENDED     PERIOD ENDED      ENDED APRIL 30,     OCTOBER 31,
                                                             APRIL 30, 2001  OCTOBER 31, 2000(A)       2001             2000(A)
                                                            ---------------- -------------------   ---------------    ------------
                                                               (UNAUDITED)                           (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                          $     9.67        $    10.00            $     9.70      $    10.00
                                                             ----------        ----------            ----------      ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                    0.05              0.07                  0.06            0.09
   Net realized and unrealized gains (losses) on investments      (0.22)            (0.34)                (0.22)          (0.32)
                                                             ----------        ----------            ----------      ----------
      Total investment activities                                 (0.17)            (0.27)                (0.16)          (0.23)
                                                             ----------        ----------            ----------      ----------
DISTRIBUTIONS:
   Net investment income                                          (0.05)            (0.06)                (0.06)          (0.07)
                                                             ----------        ----------            ----------      ----------
      Total distributions                                         (0.05)            (0.06)                (0.06)          (0.07)
                                                             ----------        ----------            ----------      ----------
Net increase (decrease) in net asset value                        (0.22)            (0.33)                (0.22)          (0.30)
                                                             ----------        ----------            ----------      ----------
NET ASSET VALUE END OF PERIOD                                $     9.45        $     9.67            $     9.48      $     9.70
                                                             ==========        ==========            ==========      ==========
Total Return (excluding sales charge)                             (1.77%)(b)        (2.71%)(b)            (1.62%)(b)      (2.30%)(b)
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)                         $      977        $       32            $    4,790      $    2,301
   Ratio of expenses to average net assets                         0.79%(c)          0.79%(c)              0.29%(c)        0.29%(c)
   Ratio of net investment income to average net assets            0.75%(c)          1.00%(c)              1.37%(c)        1.69%(c)
   Ratio of expenses to average net assets*                        3.54%(c)        329.04%(c)              3.46%(c)       19.76%(c)
   Portfolio turnover**                                           50.51%            48.27%                50.51%          48.27%

---------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is based on the Master Portfolios.
(a)  For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(b)  Not annualized.
(c)  Annualized.

See notes to financial statements.

                                                       NATIONWIDE(R) MUTUAL FUNDS
                                                  NATIONWIDE INTERNATIONAL INDEX FUND
                                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                      CLASS A SHARES                       CLASS B SHARES
                                                            ------------------------------------   ---------------------------------
                                                                                                     SIX MONTHS       PERIOD ENDED
                                                            SIX MONTHS ENDED     PERIOD ENDED      ENDED APRIL 30,     OCTOBER 31,
                                                             APRIL 30, 2001  OCTOBER 31, 2000(A)        2001             2000(A)
                                                            ---------------- -------------------   ---------------    ------------
                                                               (UNAUDITED)                           (UNAUDITED)

NET ASSET VALUE BEGINNING OF PERIOD                          $     8.65        $    10.00            $     8.62      $    10.00
                                                             ----------        ----------            ----------      ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                    0.04              0.06                  0.01            0.02
   Net realized and unrealized gains (losses) on investments      (0.78)            (1.36)                (0.78)          (1.38)
                                                             ----------        ----------            ----------      ----------
      Total investment activities                                 (0.74)            (1.30)                (0.77)          (1.36)
                                                             ----------        ----------            ----------      ----------
DISTRIBUTIONS:
   Net investment income                                          (0.02)            (0.05)                   --           (0.02)
                                                             ----------        ----------            ----------      ----------
      Total distributions                                         (0.02)            (0.05)                   --           (0.02)
                                                             ----------        ----------            ----------      ----------
Net increase (decrease) in net asset value                        (0.76)            (1.35)                (0.77)          (1.38)
                                                             ----------        ----------            ----------      ----------
NET ASSET VALUE END OF PERIOD                                $     7.89        $     8.65            $     7.85      $     8.62
                                                             ==========        ==========            ==========      ==========
Total Return (excluding sales charge)                             (8.56%)(b)       (13.03%)(b)            (8.88%)(b)     (13.62%)(b)
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)                         $      742        $      230            $       59      $       53
   Ratio of expenses to average net assets                         0.86%(c)          0.86%(c)              1.46%(c)        1.46%(c)
   Ratio of net investment income to average net assets            0.69%(c)          1.01%(c)              0.17%(c)        0.39%(c)
   Ratio of expenses to average net assets*                        4.36%(c)         49.77%(c)              6.49%(c)       63.29%(c)
   Portfolio turnover**                                           40.82%             5.66%                40.82%           5.66%

                                                                                                      INSTITUTIONAL CLASS SHARES
                                                                                                   -------------------------------
                                                                                                     SIX MONTHS       PERIOD ENDED
                                                                                                   ENDED APRIL 30,     OCTOBER 31,
                                                                                                   APRIL 30, 2001       2000(A)
                                                                                                   ---------------    ------------
NET ASSET VALUE BEGINNING OF PERIOD                                                                    $     8.66    $    10.00
                                                                                                       ----------    ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                                              0.05          0.09
   Net realized and unrealized gains (losses) on investments                                                (0.79)        (1.35)
                                                                                                       ----------    ----------
      Total investment activities                                                                           (0.74)        (1.26)
                                                                                                       ----------    ----------
DISTRIBUTIONS:
   Net investment income                                                                                    (0.03)        (0.08)
                                                                                                       ----------    ----------
      Total distributions                                                                                   (0.03)        (0.08)
                                                                                                       ----------    ----------
Net increase (decrease) in net asset value                                                                  (0.77)        (1.34)
                                                                                                       ----------    ----------
NET ASSET VALUE END OF PERIOD                                                                          $     7.89    $     8.66
                                                                                                       ==========    ==========
Total Return (excluding sales charge)                                                                       (8.52%)(b    (12.65%)(b)
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)                                                                   $    3,966    $    2,858
   Ratio of expenses to average net assets                                                                   0.36%(c)      0.36%(c)
   Ratio of net investment income to average net assets                                                      1.32%(c)      1.16%(c)
   Ratio of expenses to average net assets*                                                                  4.05%(c)      8.18%(c)
   Portfolio turnover**                                                                                     40.82%         5.66%

----------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is based on the Master Portfolios.
(a)  For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(b)  Not annualized.
(c)  Annualized.

See notes to financial statements.

                                                       NATIONWIDE(R) MUTUAL FUNDS
                                                      NATIONWIDE BOND INDEX FUND
                                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                      CLASS A SHARES                   INSTITUTIONAL CLASS SHARES
                                                            ------------------------------------   ---------------------------------
                                                                                                     SIX MONTHS       PERIOD ENDED
                                                            SIX MONTHS ENDED     PERIOD ENDED      ENDED APRIL 30,     OCTOBER 31,
                                                             APRIL 30, 2001  OCTOBER 31, 2000(A)        2001            2000(A)
                                                            ---------------- -------------------   ---------------    ------------
                                                               (UNAUDITED)                           (UNAUDITED)

NET ASSET VALUE BEGINNING OF PERIOD                           $    10.08       $    10.00              $    10.09     $    10.00
                                                              ----------       ----------              ----------     ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                     0.30             0.50                    0.32           0.54
   Net realized and unrealized gains (losses) on investments        0.45             0.08                    0.43           0.09
                                                              ----------       ----------              ----------     ----------
      Total investment activities                                   0.75             0.58                    0.75           0.63
                                                              ----------       ----------              ----------     ----------
DISTRIBUTIONS:
   Net investment income                                           (0.30)           (0.50)                  (0.32)         (0.54)
   Net realized gains                                              (0.07)              --                   (0.07)            --
                                                              ----------       ----------              ----------     ----------
      Total distributions                                          (0.37)           (0.50)                  (0.39)         (0.54)
                                                              ----------       ----------              ----------     ----------
Net increase (decrease) in net asset value                          0.38             0.08                    0.36           0.09
                                                              ----------       ----------              ----------     -----------
NET ASSET VALUE END OF PERIOD                                 $    10.46       $    10.08              $    10.45     $     10.09
                                                              ==========       ==========              ==========     ===========

Total Return (excluding sales charge)                               7.46%(b)         5.92%(b)                7.52%(b)       6.47%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000)                          $    1,973       $    8,352              $    9,191     $    3,763
   Ratio of expenses to average net assets                          0.81%(c)         0.81%(c)                0.31%(c)       0.31%(c)
   Ratio of net investment income to average net assets             5.72%(c)         6.06%(c)                6.16%(c)       6.49%(c)
   Ratio of expenses to average net assets*                         1.92%(c)         3.48%(c)                2.09%(c)      10.87%(c)
   Portfolio turnover**                                            43.24%           35.74%                  43.24%         35.74%

------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**   Portfolio turnover is based on the Master Portfolios.
(a)  For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(b)  Not annualized.
(c)  Annualized.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually a "Feeder Fund", collectively the "Feeder Funds").

         o Nationwide Mid Cap Market Index Fund (Mid Cap Market Index)

         o Nationwide Small Cap Index Fund (Small Cap Index)

         o Nationwide International Index Fund (International Index)

         o Nationwide Bond Index Fund (Bond Index)

Unlike traditional mutual funds, the structure of these Feeder Funds is sometimes called a "master/feeder" structure. Each Feeder Fund seeks to achieve its investment objectives by investing substantially all of its assets in a corresponding series of the Quantitative Master Series Trust (individually a "Master Portfolio", collectively the "Master Portfolios") that is advised by Fund Asset Management, LP ("FAM"). Each Feeder Fund invests in a Master Portfolio which has the same investment objectives as those of the Feeder Fund. The Feeder Funds invest all of their investable assets in their respective Master Portfolio (as defined below) per the following schedule.

                                                                      PROPORTIONATE INTEREST ON
FEEDER FUNDS                 MASTER PORTFOLIOS                                 APRIL 30, 2001
------------------------------------------------------------------------------------------------
Mid Cap Market Index         Master Mid Cap Index Series                         99.98%
Small Cap Index              Master Small Cap Index Series                        2.80%
International Index          Master International (Capitalization
                                Weighted) Index Series                          29.22%
Bond Index                   Master Aggregate Bond Index Series                  2.96%

The Master Portfolios typically invest, either directly or indirectly, in stocks, bonds, and other securities. The value of each Feeder Fund's investment in each corresponding Master Portfolio included in the accompanying statements of assets and liabilities reflects each Feeder Fund's proportionate beneficial interest in the net assets of that Master Portfolio. The performance of each Feeder Fund is directly affected by the performance of its corresponding Master Portfolio. The most recently audited financial statements of each Master Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with each corresponding Feeder Funds' financial statements.


2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Feeder Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.


(A) SECURITY VALUATION
      1. Securities Valuation - The securities in the Master Portfolios are valued as of the close of business of the regular session of trading on the New York Stock Exchange. The Master Portfolios generally value securities in their portfolios for which market quotations are readily available, at their market value (generally the last reported sale price) and all other securities and assets at fair value, pursuant to methods established in good

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         faith  by  the  Board  of  Trustees  of  the   Master  Portfolios.  See
         further   discussion   of   valuation  procedures   for   the    Master
         Portfolios  in  the  notes to their financial statements.

      2. Share Valuation - The net asset value per share of each respective class of each Feeder Fund is calculated daily by dividing each class' value of the Feeder Funds' assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME
The Feeder Funds record daily their pro-rata share of their respective Master Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses daily as incurred. Realized gains or losses and changes in unrealized appreciation or depreciation represent the Feeder Fund's share of such elements allocated from the Master Portfolio. The net investment income and realized and unrealized gains and losses are allocated daily to each Feeder Funds respective class of shares based on the total shares outstanding of each class.

(C) FEDERAL INCOME TAXES
Each Feeder Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Feeder Funds to continue such qualification. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(D) DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date for the Mid Cap Market Index, Small Cap Index and International Index Funds. Net investment income, if any, is declared daily and paid monthly for the Bond Index Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for all Feeder Funds.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Feeder Funds.

(E) EXPENSES
General expenses of the Trust, not directly attributable to a Feeder Fund or to any class of shares, are charged to all Funds based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Feeder Fund, they are allocated to the classes based on total shares outstanding of each class. Direct expenses of a Feeder Fund are applied to that Fund and allocated to the classes in the methods mentioned above. Direct expenses of a class are charged to that class unless otherwise directed by the Trust's Board of Trustees.

                                    Continued


                                                       NATIONWIDE(R) MUTUAL FUNDS
                                              NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                                      APRIL 30, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

(F) CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Feeder Funds were as follows:

                                                      MID CAP MARKET INDEX                    SMALL CAP INDEX
                                              ------------------------------------   ----------------------------------
                                              SIX MONTHS ENDED    PERIOD ENDED       SIX MONTHS ENDED    PERIOD ENDED
                                               APRIL 30, 2001  OCTOBER 31, 2000(A)    APRIL 30, 2001   OCTOBER 31, 2000(A)
                                              ---------------- -------------------   ----------------  ------------------
                                                  (UNAUDITED)                          (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued..............    $2,633,385      $ 2,626,384            $1,356,140        $   32,136
   Dividends reinvested....................        137,246           19,826                 1,472                72
   Cost of shares redeemed..................      (542,852)         (41,010)             (433,900)              (21)
                                                ----------      -----------            ----------        ----------
                                                 2,227,779        2,605,200               923,712            32,187
                                                ----------      -----------            ----------        ----------
INSTITUTIONAL CLASS SHARES
   Proceeds from shares issued..............     4,207,811        7,739,695             3,239,882         2,656,193
   Dividends reinvested.....................       392,830           35,502                19,920             4,447
   Cost of shares redeemed..................    (2,432,148)        (320,653)             (772,371)         (277,361)
                                                ----------      -----------            ----------        ----------
                                                 2,168,493        7,454,544             2,487,431         2,383,279
                                                ----------      -----------            ----------        ----------
Change in net assets from capital transactions  $4,396,272      $10,059,744            $3,411,143        $2,415,466
                                                ==========      ===========            ==========        ==========
SHARE TRANSACTIONS:
CLASS A SHARES
   Issued...................................       241,598          260,519               146,350             3,297
   Reinvested...............................        12,500            1,742                   167                 7
   Redeemed.................................       (47,913)          (3,289)              (46,370)               (2)
                                                ----------      -----------            ----------        ----------
                                                   206,185          258,972               100,147             3,302
                                                ----------      -----------            ----------        ----------
INSTITUTIONAL CLASS SHARES
   Issued...................................       373,803          698,891               350,101           264,932
   Reinvested...............................        35,679            3,072                 2,240               447
   Redeemed.................................      (221,018)         (27,733)              (84,704)          (28,048)
                                                ----------      -----------            ----------        ----------
                                                   188,464          674,230               267,637           237,331
                                                ----------      -----------            ----------        ----------
Total change in shares......................       394,649          933,202               367,784           240,633
                                                ==========      ===========            ==========        ==========

(a)  For the period from December 29, 1999 (commencement of operations) through October 31, 2000

                                   Continued

                                                       NATIONWIDE(R) MUTUAL FUNDS
                                              NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                                      APRIL 30, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                       INTERNATIONAL INDEX                       BOND INDEX
                                               -------------------------------------  ----------------------------------
                                               SIX MONTHS ENDED    PERIOD ENDED       SIX MONTHS ENDED    PERIOD ENDED
                                                APRIL 30, 2001   OCTOBER 31, 2000(A)  APRIL 30, 2001    OCTOBER 31, 2000(A)
                                               ----------------  -------------------  ----------------  ------------------
                                                  (UNAUDITED)                          (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued..............    $1,379,485       $  275,537           $ 2,548,165       $ 8,352,143
   Dividends reinvested.....................           577              929                51,589            32,018
   Cost of shares redeemed..................      (773,749)         (16,835)           (8,939,469)          (19,063)
                                                ----------       ----------           -----------       -----------
                                                   606,313          259,631            (6,339,715)        8,365,098
                                                ----------       ----------           -----------       -----------
CLASS B SHARES
   Proceeds from shares issued..............        16,134           61,506                    --                --
   Dividends reinvested.....................            28               68                    --                --
   Cost of shares redeemed..................        (6,183)          (2,824)                   --                --
                                                ----------       ----------           -----------       -----------
                                                     9,979           58,750                    --                --
                                                ----------       ----------           -----------       -----------
INSTITUTIONAL CLASS SHARES
   Proceeds from shares issued..............     5,336,415        5,951,110             6,480,282         5,345,416
   Dividends reinvested.....................        12,433            6,231               195,262            32,195
   Cost of shares redeemed..................    (3,979,869)      (2,891,440)           (1,369,650)       (1,626,043)
                                                ----------       ----------           -----------       -----------
                                                 1,368,979        3,065,901             5,305,894         3,751,568
                                                ----------       ----------           -----------       -----------
Change in net assets from capital transactions  $1,985,271       $3,384,282           $(1,033,821)      $12,116,666
                                                ==========       ==========           ===========       ===========
SHARE TRANSACTIONS:
CLASS A SHARES
   Issued...................................       165,184           28,328               241,492           826,955
   Reinvested...............................            68               99                 5,083             3,164
   Redeemed.................................       (97,843)          (1,822)             (886,159)           (1,887)
                                                ----------       ----------           -----------       -----------
                                                    67,409           26,605              (639,584)          828,232
                                                ----------       ----------           -----------       -----------
CLASS B SHARES
   Issued...................................         2,057            6,498                    --                --
   Reinvested...............................             3                7                    --                --
   Redeemed.................................          (745)            (310)                   --                --
                                                ----------       ----------           -----------       -----------
                                                     1,315            6,195                    --                --
                                                ----------       ----------           -----------       -----------
INSTITUTIONAL CLASS SHARES
   Issued...................................       655,238          659,101               618,309           530,744
   Reinvested...............................         1,520              706                18,695             3,186
   Redeemed.................................      (484,413)        (329,858)             (130,809)         (160,760)
                                                ----------       ----------           -----------       -----------
                                                   172,345          329,949               506,195           373,170
                                                ----------       ----------           -----------       -----------
Total change in shares......................       241,069          362,749              (133,389)        1,201,402
                                                ==========       ==========           ===========       ===========

(a) For the period from December 29, 1999  (commencement of operations)  through  October 31, 2000.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

3. TRANSACTION WITH AFFILIATES
Villanova SA Capital Trust ("VSA") has entered into an Expense Limitation Agreement with the Trust on behalf of the Feeder Funds. Pursuant to the Expense Limitation Agreement, VSA has agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each class of shares for the period ended April 30, 2001:

                                                 EXPENSE CAPS
                           -----------------------------------------------------
                                                                   INSTITUTIONAL
FUND                        CLASS A SHARES      CLASS B SHARES     CLASS SHARES
-----                      -----------------------------------------------------
Mid Cap Market Index             0.81%               1.41%              0.31%
Small Cap Index                  0.79%               1.39%              0.29%
International Index              0.86%               1.46%              0.36%
Bond Index                       0.81%               1.41%              0.31%


VSA may request and receive reimbursement from the Feeder Funds of the advisory fees waived or limited and other expenses reimbursed by VSA pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Feeder Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Feeder Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Feeder Fund's assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VSA is not permitted. As of the period ended April 30, 2001, the cumulative reimbursements were $186,036, $186,730, $194,854 and $181,029 for the Mid Cap Market Index, Small Cap Index, International Index and Bond Index Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Feeder Funds for expenses associated with the distribution of Class A and Class B shares of the Feeder Funds. These fees are based on average daily net assets of the respective class of the Feeder Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B shares. As disclosed in a Subsequent Event footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a change in the principal underwriter of the Nationwide Mutual Funds from NAS to Villanova Distribution Services, Inc. As of April 30, 2001 the change in underwriter has not occurred.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Feeder Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A shares. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Feeder Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Feeder Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. For the six months ended April 30, 2001, NAS received commissions of $1,291 from front-end sales charges of Class A shares and from CDSC fees from Class B shares of the Feeder Funds and it all was reallowed to affiliated broker dealers of the Feeder Funds.


                                   Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

Under the terms of a Fund Administration Agreement VSA receives fees from the Feeder Funds for providing various administrative and accounting services. These fees are calculated daily based on the Feeder Funds' average daily net assets and paid monthly. During the period ended April 30, 2001, the Feeder Funds incurred fund administration fees according to the following schedule:

                                     FUND ADMINISTRATION FEE
FUND                                         SCHEDULE*
------------------------------------------------------------------
Mid Cap Market Index         Up to $250 million              0.29%
                             On $250 million and more        0.26%
------------------------------------------------------------------
Small Cap Index              Up to $250 million              0.27%
                             On $250 million and more        0.24%
------------------------------------------------------------------
International Index          Up to $250 million              0.34%
                             On $250 million and more        0.31%
------------------------------------------------------------------
Bond Index                   Up to $250 million              0.29%
                             On $250 million and more        0.26%
------------------------------------------------------------------
* The Fund Administration fee is subject to a minimum of $75,000 per Fund per year.

VSA has entered into agreements with FAM and BISYS Fund Services Ohio, Inc. to provide subadministration services to the Feeder Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Feeder Funds. For these services, NISI received fees at $20 per account for Class A and Class B shares and 0.01% of the average daily net assets of the Institutional Class shares.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Feeder Funds.

Under the terms of an Administrative Services Plan, the Feeder Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Feeder Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A shares.


4. BANK LOANS
NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. There were no outstanding borrowings by the Feeder Funds as of April 30, 2001.



                                                                       Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS
Contributions and withdrawals of the respective Feeder Fund for the period ended April 30, 2001, are summarized as follows:

FUND                        CONTRIBUTIONS                 WITHDRAWALS
-----------------------------------------------------------------------
Mid Cap Market Index          $7,000,607                  $ 3,091,433
Small Cap Index                4,693,462                    1,275,099
International Index            6,833,563                    4,858,370
Bond Index                     9,323,108                   10,397,093


6. SUBSEQUENT EVENT
At a regular quarterly meeting of the Board of Trustees on May 30 and 31, 2001, the Board considered and approved the following changes for each of the Feeder
Funds:

    (a) Approved an investment advisory agreement between the Trust, on behalf of each Feeder Fund, and Villanova Mutual Fund Capital Trust ("VMF") which is subject to shareholder approval at a special meeting of shareholders.

    (b) Approved a subadvisory agreement between the Trust on behalf of each Feeder Fund, VMF and FAM subject to shareholder approval at a special meeting of shareholders.

If the changes are approved by shareholders of each Feeder Fund, each Feeder Fund will change its structure and will no longer invest only in a Master Portfolio and will instead be managed directly by FAM as its subadviser.

                          MASTER MID CAP INDEX SERIES
                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK
   4,900   +3Com Corporation                 $   41,650
     600    A. Schulman, Inc.                     6,900
   1,100    A.G. Edwards, Inc.                   52,181
   1,500    A.H. Belo Corporation (Class A)      24,000
   1,000   +ACNielsen Corporation                36,250
   1,200    AGCO Corporation                     14,550
     700    AGL Resources Inc.                   15,444
   1,000    AK Steel Holding Corporation          8,750
   1,000    ALLETE                               24,812
     600    AMETEK, Inc.                         15,562
     600   +ANTEC Corporation                     4,744
   1,600   +Abercrombie & Fitch Co. (Class A)    32,000
   1,300   +Acxiom Corp.                         50,619
     700   +Adtran, Inc.                         14,875
   1,200   +Advanced Fibre
            Communications, Inc.                 21,675
     700   +Affiliated Computer Services,
            Inc. (Class A)                       42,481
     700    Airborne, Inc.                        6,825
     300   +Airgas, Inc.                          2,044
     400   +Alaska Air Group, Inc.               11,900
     100    Albany International Corp. (Class A)  1,344
     500    Albemarle                            12,375
     400    Alexander & Baldwin, Inc.            10,500
   1,100    Alliant Energy Corporation           35,062
     800    Allmerica Financial Corporation      58,000
     700   +American Eagle Outfitters, Inc.      29,575
   1,200    American Financial Group, Inc.       31,875
   1,100   +American Standard Companies, Inc.    54,244
   1,400    American Water Works
            Company, Inc.                        41,125
   1,300   +AmeriCredit Corp.                    35,425
     800   +AmeriSource Health
            Corporation (Class A)                40,400
   1,700   +Apogent Technologies Inc.            34,850
   1,200   +Apollo Group, Inc. (Class A)         59,025
     900   +Apria Healthcare Group Inc.          26,775
   1,400   +Arrow Electronics, Inc.              40,075
     700    Arthur J. Gallagher & Co.            44,537
     700    ArvinMeritor, Inc.                    7,962
   1,140    Associated Banc-Corp                 34,627
     800    Astoria Financial Corporation        43,450
     500   +Atlas Air, Inc.                      16,312
   7,000   +Atmel Corporation                    81,375
   1,500    Avnet, Inc.                          32,250
     600   +Avocent Corporation                  16,200
     900   +The BISYS Group, Inc.                46,912
   1,200   +BJ Services Company                  82,650
   1,100   +BJ's Wholesale Club, Inc.            42,212

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
     200    Bandag, Incorporated             $    8,112
   2,000    Banknorth Group, Inc.                39,875
     200    Banta Corporation                     5,084
   1,100   +Barnes & Noble, Inc.                 29,150
     600   +Barr Laboratories, Inc.              43,762
   1,000    Beckman Coulter Inc.                 41,937
   1,900    Bergen Brunswig Corporation
            (Class A)                            30,077
     500   +Beverly Enterprises, Inc.             4,094
     200    Black Hills Corporation               8,950
     500    Blyth, Inc.                          12,062
     700    Bob Evans Farms, Inc.                14,919
     800   +Borders Group, Inc.                   9,350
     400    BorgWarner, Inc.                     16,000
     800    Bowater Incorporated                 45,100
   1,100   +Brinker International, Inc.          46,475
   3,200   +Broadwing Inc.                       73,000
   1,400    C.H. Robinson Worldwide, Inc.        44,012
   1,000    CBRL Group, Inc.                     18,187
   1,100   +CDW Computer Centers, Inc            30,662
     800    CNF Transportation Inc.              27,050
     900   +COR Therapeutics, Inc.               31,669
     700   +CSG Systems International, Inc.      32,856
     900    Cabot Corporation                    23,737
     368   +Cabot Microelectronics
            Corporation                          19,113
   3,700   +Cadence Design Systems, Inc.        101,750
   1,100    Callaway Golf Compnay                20,487
     400    Carlisle Companies Incorporated      17,175
     400    Carpenter Technology Corporation     14,000
     600    Carter-Wallace, Inc.                 20,025
     800   +Catalina Marketing Corporation       31,150
   1,100   +CheckFree Corp.                      47,369
     700   +ChoicePoint Inc.                     45,894
     506   +Chris-Craft Industries, Inc.         33,649
     300    Church & Dwight Co., Inc.             6,675
   2,500    Cintas Corporation                  132,969
   1,300   +Cirrus Logic, Inc.                   24,375
     700    City National Corporation            27,169
     700    Claire's Stores, Inc.                12,556
   1,800    Clayton Homes, Inc.                  20,700
     300    Cleco Corporation                    16,425
   2,100    Comdisco, Inc.                       24,019
     700   +CommScope, Inc.                      11,594
   1,900    Compass Bancshares, Inc.             45,362
   3,200   +Concord EFS, Inc.                   140,600
   1,100    Conectiv, Inc.                       22,069
     840   +Cooper Cameron Corporation           55,492
     700   +Covance Inc.                          7,525

                                                                       Continued

                              MASTER MID CAP INDEX
        SERIES SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
     900   +Credence Systems Corporation     $   20,700
   1,100    Crompton Corporation                 11,550
   1,900   +Cypress Semiconductor
            Corporation                          37,406
     600   +Cytec Industries Inc.                23,962
     800    DENTSPLY International Inc.          31,300
   1,970    DPL Inc.                             65,379
     900    DQE, Inc.                            29,475
     400   +DSP Group, Inc.                       8,419
   1,900   +DST Systems, Inc.                   127,300
   1,000    Dallas Semiconductor Corporation     25,625
   1,000   +DeVry, Inc.                          37,750
     600    Dean Foods Company                   18,412
   1,200    The Dial Corporation                 13,200
   1,200    Diebold, Incorporated                40,050
   1,500    Dime Bancorp, Inc.                   44,344
     500    Dole Food Company, Inc.               8,187
   1,550   +Dollar Tree Stores, Inc.             37,975
     500    Donaldson Company, Inc.              13,906
     500    Dreyer's Grand Ice Cream, Inc.       16,125
     600   +Dycom Industries, Inc.               21,562
   4,400   +E* TRADE Group, Inc.                 32,450
     800   +EGL, Inc.                            19,150
   2,100    ENSCO International Incorporated     71,531
   1,000   +Edwards Lifesciences Corporation     17,750
   2,000   +Electronic Arts Inc.                 85,250
     700   +Emmis Communications
            Corporation (Class A)                20,081
   1,100   +Energizer Holdings, Inc.             23,512
   1,600    Energy East Corporation              31,500
     700    Everest Re Group, Ltd.               50,137
     800    Expeditors International of
            Washington, Inc.                     42,950
     600   +Express Scripts, Inc. (Class A)      61,350
   2,400    Family Dollar Stores, Inc.           51,450
     600    Fastenal Company                     32,925
     400    Federal Signal Corporation            7,850
     400    Ferro Corporation                     9,200
     700   +First Health Group Corp.             32,594
   1,800    First Tennessee National
            Corporation                          52,087
     600    First Virginia Banks, Inc.           28,800
   1,200    FirstMerit Corporation               32,081
   1,800   +Fiserv, Inc.                         85,387
   1,700    Flowers Industries, Inc.             26,775
     400   +Flowserve Corporation                 8,550
     900   +Furniture Brands International, Inc. 18,956
     700    GATX Corporation                     34,912
     300   +GTECH Holdings Corporation            6,169

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,200    Galileo International, Inc.      $   24,000
     700   +Gartner Group, Inc. (Class B)         4,438
   1,500   +Genzyme Corporation                 134,906
   1,100    Georgia-Pacific Corporation
            (Timber Group)                       32,931
     700   +Gilead Sciences, Inc.                58,056
   2,600   +Global Marine Inc.                   73,775
     200    Granite Construction Incorporated     5,787
   1,700   +Grant Prideco, Inc.                  37,294
     600    Greater Bay Bancorp                  24,600
   1,600    GreenPoint Financial Corp.           65,500
     200    H.B. Fuller Company                   7,891
     800    HON INDUSTRIES Inc.                  20,400
     800   +Hanover Compressor Company           35,650
   1,100    Harris Corporation                   33,687
     800    Harsco Corporation                   19,750
     900    Harte-Hanks, Inc.                    21,319
     600    Hawaiian Electric Industries, Inc.   22,312
   3,600   +Health Management Associates,
            Inc. (Class A)                       74,700
   1,700   +Health Net Inc.                      44,519
     800    Helmerich & Payne, Inc.              35,100
   1,300    Herman Miller, Inc.                  37,375
   2,100    Hibernia Corporation (Class A)       26,775
     800    Hillenbrand Industries, Inc.         41,200
   1,500   +Hispanic Broadcasting Corporation    38,250
     400    Horace Mann Educators Corporation     8,550
   1,900    Hormel Foods Corporation             35,388
     500    Houghton Mifflin Company             23,187
     800    Hubbell Incorporated (Class B)       21,200
   1,700    IBP, inc.                            45,475
   1,100    ICN Pharmaceuticals, Inc.            33,756
     600    IDAcorp Inc.                         29,437
     700   +IDEC Pharmaceuticals Corporation    132,694
   1,900    IMC Global Inc.                      29,569
   1,400    IPALCO Enterprises, Inc.             33,862
   2,400   +IVAX Corporation                     91,920
     400   +Imation Corp.                         6,200
     800   +Incyte Pharmaceuticals, Inc.         19,900
     700   +InFocus Corporation                  10,325
   4,900   +Informix Corporation                 14,547
   1,500   +Integrated Device Technology, Inc.   49,687
     955   +International Game Technology        45,840
     900   +International Rectifier Corp.        27,000
     700    International Speedway
            Corp. (Class A)                      26,600
   1,000    Interstate Bakeries Corporation      14,062
     500   +Investment Technology Group, Inc.    20,875
     500    Investors Financial Services         43,000

                                    Continued

                              MASTER MID CAP INDEX
        SERIES SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
     200   +J.B. Hunt Transport Services, Inc. $  3,362
     200    The J.M. Smucker Company              5,590
   2,800   +Jabil Circuit, Inc.                  71,050
     700    Jack Henry & Associates, Inc.        43,487
     300   +Jacobs Engineering Group Inc.        13,856
   1,700   +Jones Apparel Group, Inc.            54,719
   1,000    Kansas City Power &
            Light Company                        27,437
     200    Kaydon Corp.                          4,975
     600   +Keane, Inc.                           5,850
     300    Kelly's Services, Inc. (Class A)      7,087
   1,400   +Kemet Corp.                          21,175
     400    Kennametal Inc.                      11,650
   1,400    Kinder Morgan, Inc.                  73,062
     500   +Korn/Ferry International             10,625
     500   +L-3 Communications Holdings, Inc.    38,500
   1,800   +LAM Research Corp.                   26,100
     400    Lancaster Colony Corporation         11,225
     200    Lance, Inc.                           2,531
     500   +Land's End, Inc.                     12,560
   1,700   +Lattice Semiconductor Corporation    31,237
   1,100   +Lear Corporation                     27,294
     600    Lee Enterprises, Incorporated        17,887
   1,300   +Legato Systems, Inc.                  9,669
     900    Legg Mason, Inc.                     49,050
   1,000    Lennar Corporation                   36,250
     900    Leucadia National Corporation        31,894
     800   +Lincare Holdings Inc.                45,650
     600   +Litton Industries, Inc.              47,212
     600    Lone Star Steakhouse & Saloon, Inc.   5,775
     400    Longview Fibre Company                5,400
     900    The Lubrizol Corporation             23,175
   2,000    Lyondell Chemical Company            30,625
   1,400    M&T Bank Corporation                 95,200
     100   +MAXXAM Inc.                           1,519
   1,500    MCN Energy Group Inc.                41,531
     700   +MIPS Technologies, Inc. (Class B)    17,839
     600    The MONY Group Inc.                  29,663
     800   +Macromedia, Inc.                     48,600
     700   +Macrovision Corporation              51,811
   1,300   +Mandalay Resort Group                28,519
   1,000    Manpower Inc.                        38,000
   1,600    Marshall & Ilsley Corporation        81,328
     700    Martin Marietta Materials, Inc.      29,610
     600   +MasTec, Inc.                         12,000
     900    McCormick & Company
            Incorporated                         32,456
     200    Media General, Inc. (Class A)         7,280
   1,000   +Mentor Graphics Corporation          27,437

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,000    Mercantile Bankshares
            Corporation                      $   43,188
   1,200   +Micrel, Inc.                         40,425
   1,675   +Microchip Technology                 36,745
   3,200   +Millennium Pharmaceuticals, Inc.    198,000
     300    Minerals Technologies, Inc.          10,256
     900   +MiniMed Inc.                         37,828
     200    Modine Manufacturing Co.              4,150
     500   +Modis Professional Services, Inc.     2,063
     700   +Mohawk Industries, Inc.              19,163
   1,700    The Montana Power Company            35,275
     700    Murphy Oil Corporation               42,306
   1,800    Mylan Laboratories, Inc.             45,338
     400   +NCO Group, Inc.                      12,150
   1,000   +NOVA Corporation                     19,938
     700    NSTAR                                30,013
     900   +NVIDIA Corporation                   29,489
   3,090    National Commerce Bancorporation     76,478
     500    National Fuel Gas Company            31,469
   1,100   +National Instruments Corporation     53,419
   1,100   +National-Oilwell, Inc.               42,556
     600   +The Neiman Marcus Group,
            Inc. (Class A)                       21,338
   2,300   +Network Associates, Inc.              9,631
     700    Neuberger Berman Inc.                56,744
   1,400   +The New Dun & Bradstreet
            Corporation                          36,225
     600    Newport News Shipbuilding Inc.       31,200
     900    Noble Affiliates, Inc.               41,400
   2,000   +Noble Drilling Corporation           86,875
     300    Nordson Corporation                   7,650
   2,400    North Fork Bancorporation            58,950
   2,000    Northeast Utilities                  48,500
   1,300    OGE Energy Corp.                     31,769
   2,300    Ocean Energy Inc.                    39,963
     500   +Ogden Corporation                     7,688
   1,000    Ohio Casualty Corporation            10,000
   1,700    Old Republic International
            Corporation                          54,400
     800    Olin Corporation                     17,700
   1,100    Omnicare, Inc.                       23,788
   1,100   +Outback Steakhouse, Inc.             28,463
     300    Overseas Shipholding Group, Inc.      6,881
   1,200   +Oxford Health Plans, Inc.            47,400
     200    P.H. Glatfelter Company               2,490
     700    The PMI Group, Inc.                  47,381
   1,200    Pacific Century Financial
            Corporation                          21,225
     600   +PacifiCare Health Systems, Inc.       9,000

                                   Continued

                              MASTER MID CAP INDEX
        SERIES SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
     400   +Papa John's International, Inc.  $    8,900
   4,200   +Park Place Entertainment
            Corporation                          50,138
     405   +Payless ShoeSource, Inc.             28,654
   1,100    Pennzoil-Quaker State Company        14,163
     500    Pentair, Inc.                        12,094
     500   +Perrigo Company                       4,141
   1,200   +Pioneer Natural Resources
            Company                              23,625
     700    Pittston Brink's Group               13,913
     800   +Plantronics, Inc.                    37,600
     700   +Plexus Corporation                   21,273
   1,000   +Polycom, Inc.                        32,188
   1,800    Potomac Electric Power Company       44,478
     900   +Powerwave Technologies, Inc.         52,650
     700    Precision Castparts Corp.            29,444
   1,000   +Price Communications Corporation     16,813
   1,100    Protective Life Corporation          35,475
     600   +Protein Design Labs, Inc.            52,125
     700    Provident Financial Group, Inc.      26,250
     600    Public Service Company of
            New Mexico                           16,088
   1,400    Puget Sound Energy, Inc.             38,938
     700   +Quanta Services, Inc.                22,531
   2,100   +Quantum Corporation-DLT &
            Storage Systems                      27,956
     650   +Quest Diagnostics Incorporated       92,300
   1,300    Questar Corporation                  39,081
   1,300   +Quorum Health Group, Inc.            20,475
   1,600    R.J. Reynolds Tobacco
            Holdings, Inc.                       78,000
   2,400   +RF Micro Devices, Inc.               65,850
     900    RPM, Inc.                             7,706
     650    Radian Group Inc.                    48,791
   2,800   +Rational Software Corporation       109,025
     400    Rayonier Inc.                        15,925
   1,500    The Reader's Digest Association,
            Inc. (Class A)                       58,688
     800   +Retek Inc.                           19,500
   1,000    Reynolds & Reynolds
            Company (Class A)                    20,250
     200    Rollins, Inc.                         4,013
     975    Roslyn Bancorp, Inc.                 26,630
   1,400    Ross Stores, Inc.                    23,625
     400    Ruddick Corporation                   4,575
     100    Ryerson Tull, Inc.                      825
   1,479    SCANA Corporation                    43,723
   2,100   +SCI Systems, Inc.                    55,388
     800    SEI Investments Company              89,600

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
     400   +SPX Corporation                  $   43,275
     800   +STERIS Corporation                   12,900
   1,600   +Saks Incorporated                    16,000
   1,000   +SanDisk Corporation                  27,750
     700   +Sawtek Inc.                          32,331
     300   +Scholastic Corporation               26,588
   1,100   +Semtech Corporation                  24,269
     600    Sensient Technologies Corporation    13,650
   1,300   +Sensormatic Electronics Corporation  26,081
   1,100   +Sepracor Inc.                        88,138
     100   +Sequa Corporation (Class A)           3,638
   1,700    Shaw Industries, Inc.                32,194
   1,000    Sierra Pacific Resources             16,063
     800   +Silicon Valley Bancshares            27,650
   1,000   +Six Flags, Inc.                      17,188
     800   +Smith International, Inc.            59,650
   1,100    Solutia Inc.                         13,200
   1,300    Sonoco Products Company              28,113
     800    Sotheby's Holdings, Inc. (Class A)   18,550
   3,900    Sovereign Bancorp, Inc.              31,688
     400    Stewart & Stevenson Services, Inc.    9,081
   1,000   +Storage Technology Corporation        9,000
     400   +Structural Dynamics
            Research Corporation                  4,000
     400   +Suiza Foods Corporation              19,200
   2,000   +Sungard Data Systems Inc.            94,250
     200    Superior Industries
            International, Inc.                   6,313
   1,000   +Swift Transportation Co., Inc.       19,813
   1,200   +Sybase, Inc.                         23,775
     800   +Sykes Enterprises, Incorporated       3,550
     300   +Sylvan Learning System, Inc.          4,444
   1,200   +Symantec Corporation                 40,050
   1,000   +Synopsys, Inc.                       47,438
   1,100    TCF Financial Corporation            49,019
   2,000    TECO Energy, Inc.                    64,750
     900   +Tech Data Corporation                24,342
     200    Tecumseh Products
            Company (Class A)                     8,388
     600    Teleflex Incorporated                26,513
     900    Telephone and Data Systems, Inc.     81,000
     900    Tidewater Inc.                       39,938
     770   +The Titan Corporation                12,513
     500   +Transaction Systems Architects,
            Inc. (Class A)                        5,781
   1,200   +TranSwitch Corporation               46,950
   1,100   +TriQuint Semiconductor, Inc.         48,056
     500   +Trigon Healthcare, Inc.              38,906
     600    Trinity Industries, Inc.             15,000

                                   Continued

                              MASTER MID CAP INDEX
        SERIES SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
     800    True North Communications Inc.   $   34,000
   3,100    Tyson Foods, Inc. (Class A)          39,525
     300   +UCAR International Inc.               2,925
     700    USG Corporation                      15,750
   1,400    Ultramar Diamond Shamrock
            Corporation                          43,225
     300   +Unifi, Inc.                           2,681
     800   +United Rentals, Inc.                 10,750
     900    Unitrin, Inc.                        36,563
     300    Universal Corporation                10,500
   3,100   +Univision Communications
            Inc. (Class A)                      126,906
   1,500    UtiliCorp United Inc.                46,500
     800   +VISX, Incorporated                    8,350
     800   +Valassis Communications, Inc.        25,250
     900    Valero Energy Corporation            33,469
     600    The Valspar Corporation              19,308
   1,552   +Varco International, Inc.            33,756
     800    Vectren Corporation                  20,500
     900   +Vertex Pharmaceuticals
            Incorporated                         64,350
   1,500    Viad Corp.                           34,500
   1,700   +Vishay Intertechnology, Inc.         25,713
     600    WGL Holdings Inc.                    18,263
   1,200    Waddell & Reed Financial,
            Inc. (Class A)                       45,150
     500    Wallace Computer Services, Inc.       8,500
     141    The Washington Post Company          86,979
   1,900   +Waters Corporation                  158,650
     200    Wausau - Mosinee Paper
            Corporation                           2,025
   1,600   +Weatherford International, Inc.      75,600
     900    Webster Financial Corporation        25,481
     600    Westamerica Bancorporation           25,800
   1,050    Western Resources, Inc.              26,053

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
     300    WestPoint Stevens Inc.            $     2,247
   1,500   +Westwood One, Inc.                     28,969
   2,200   +Whitman Corporation                    36,025
   1,000   +Williams-Sonoma, Inc.                  20,000
     500    Wilmington Trust Corporation           31,031
   1,000   +Wind River Systems, Inc.               34,125
     700   +Wisconsin Central Transportation
            Corporation                            10,544
   1,900    Wisconsin Energy Corporation           42,869
     600    York International Corporation         18,413
   1,300    Zions Bancorporation                   81,169
                                              -----------
            TOTAL INVESTMENTS-- 100.0%
            (cost $12,741,691)                 13,172,443
            VARIATION MARGIN ON FINANCIAL
            FUTURES CONTRACTS*-- 0.3%              44,800
            LIABILITIES IN EXCESS OF
            OTHER ASSETS-- (0.3%)                 (50,122)
                                              -----------
            NET ASSETS-- 100.0%               $13,167,121
                                              ===========

--------------------------------------------------------------------------------
+ Non-income producing security.
* Financial futures contracts purchased as of December 31, 2000 were as follows:

 NUMBER OF                      EXPIRATION
 CONTRACTS        ISSUE            DATE          VALUE
---------------------------------------------------------
    4         S&P Midcap         March 2001   $1,045,300
                                              -----------
              (Total Contract
              Price $1,000,896)               $1,045,300
                                              ===========

See accompanying notes to the financial statements.

                          MASTER MID CAP INDEX SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------
                                                                       AS OF
                                                                    DECEMBER 31, 2000
                                                                    ------------
ASSETS:
Investments, at value (identified cost-$12,741,691)                  $13,172,443
   Deposits on open financial futures contracts                          194,858
   Receivables:
     Contributions                                      $ 82,117
     Investment adviser                                   75,902
     Variation margin                                     44,800
     Dividends                                             6,974         209,793
                                                        --------
   Prepaid expenses                                                       35,500
                                                                     -----------
          Total assets                                                13,612,594
                                                                     -----------

LIABILITIES:
   Payables:
     Custodian bank                                      362,784
     Securities purchased                                 26,467
     Withdrawals                                             131         389,382
                                                        --------
   Accrued expenses                                                       56,091
                                                                     -----------
          Total liabilities                                              445,473
                                                                     -----------

NET ASSETS:
   Net assets                                                        $13,167,121
                                                                     ===========
NET ASSETS CONSIST OF:
   Partners' capital                                                 $12,691,965
   Unrealized appreciation on investments -net                           475,156
                                                                     -----------
   Net assets                                                        $13,167,121
                                                                     ===========

---------------------------------------------------
See accompanying notes to the financial statements.

                                                      MASTER MID CAP INDEX SERIES
                                                        STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2000
                                                                        ------------------------
INVESTMENT INCOME:
   Dividends                                                                 $   71,780
   Interest and discount earned                                                  61,527
   Other income                                                                     514
                                                                             ----------

   Total income                                                                 133,821
                                                                             ----------
EXPENSES:
   Professional fees                                          $  33,350
   Accounting services                                           27,094
   Offering costs                                                11,900
   Printing and shareholder reports                               8,852
   Custodian fees                                                 3,710
   Pricing fees                                                   3,012
   Investment advisory fees                                         744
   Trustees' fees and expenses                                      144
   Other                                                         13,197
                                                              ---------
   Total expenses before reimbursement                          102,003
   Reimbursement of expenses                                    (96,048)
                                                              ---------
           Total expenses after reimbursement                                     5,955
                                                                             ----------
   INVESTMENT INCOME--NET                                                       127,866
                                                                             ----------

REALIZED & UNREALIZED GAIN ON INVESTMENTS -- NET:
   Realized gain from investments-- net                                         525,303
   Change in unrealized appreciation on investments-- net                       444,176
                                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $1,097,345
                                                                             ==========

---------------------------------------------------
See accompanying notes to the financial statements.


                                                      MASTER MID CAP INDEX SERIES
                                                  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------




                                                                                    FOR THE           FOR THE PERIOD
                                                                                  YEAR ENDED        DECEMBER 30, 1999+
                                                                               DECEMBER 31, 2000   TO DECEMBER 31, 1999
                                                                               ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Investment income-- net                                                       $   127,866             $      933
   Realized gains on investments-- net                                               525,303                     --
   Change in unrealized appreciation on investments-- net                            444,176                 30,980
                                                                                 -----------             ----------
   Net increase in net assets resulting from operations                            1,097,345                 31,913
                                                                                 -----------             ----------

NET CAPITAL CONTRIBUTIONS:
   Increase in net assets derived from net capital contributions                   7,037,763              5,000,100
                                                                                 -----------             ----------
NET ASSETS:
   Total increase in net assets                                                    8,135,108              5,032,013
   Beginning of period                                                             5,032,013                      0
                                                                                 -----------             ----------
   End of period                                                                 $13,167,121             $5,032,013
                                                                                 ===========             ==========

---------------------------------------------------
+  Commencement of operations.
See accompanying notes to the financial statements.
                                                                              29

                                                      MASTER MID CAP INDEX SERIES
                                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                                                       FOR THE          PERIOD ENDED
                                                                                     YEAR ENDED       DECEMBER 31, 1999+
                                                                                  DECEMBER 31, 2000  TO DECEMBER 31, 1999
                                                                                  -----------------  --------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses, net of reimbursement                                                          .08%                .08%*
                                                                                     ---------           ---------
   Expenses                                                                               1.37%                .94%*
                                                                                     ---------           ---------
   Investment income-- net                                                                1.71%               3.40%*
                                                                                     ---------           ---------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                             $  13,167           $   5,032
                                                                                     ---------           ---------
Portfolio turnover                                                                       50.32%                 --
                                                                                     ---------           ---------

---------------------------------------------------
*  Annualized.
+  Commencement of operations.

See accompanying notes to the financial statements.

                          MASTER MID CAP INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:
Master Mid Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(A) VALUATION OF INVESTMENTS
Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) DERIVATIVE FINANCIAL INSTRUMENTS
The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 o FINANCIAL FUTURES CONTRACTS -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 o OPTIONS -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

                          MASTER MID CAP INDEX SERIES

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

C) INCOME TAXES
The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001 The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

(E) CUSTODIAN BANK
The Series recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from management estimates of available cash.

(F) SECURITY LOANS
The Series receives compensation in the form of fees, or it retains a portion of the interest on the on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.


2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2000, FAM earned fees of $744, all of which were waived. FAM also reimbursed the Series for additional expenses of $95,304.

Accounting services were provided to the Series by FAM.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.


3. INVESTMENTS:
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $10,984,680 and $3,502,098, respectively.

                          MASTER MID CAP INDEX SERIES
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

Net realized gains (losses) for the year ended December 31, 2000 and net unrealized gains as of December 31, 2000 were as follows:

                                               REALIZED             UNREALIZED
                                            GAINS (LOSSES)             GAINS
                                            --------------        --------------
       Long-term investments                   $514,285              $430,752
       Short-term investments                    (1,688)                   --
       Financial futures contracts               12,706                44,404
                                               --------              --------
          Total                                $525,303              $475,156
                                               ========              ========

As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $418,715, of which $1,845,793 related to appreciated securities and $1,427,078 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $12,753,728.


4. SECURITY LOANS:
At December 31, 2000, the Series held collateral having an aggregate value of approximately $779,000 for portfolio securities loaned having a market value of approximately $752,000.

                           MASTER MID CAP INDEX SERIES
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER MID CAP INDEX SERIES:

We have audited the accompanying statement of assets and liabilities of Master Mid Cap Index Series (one of the series constituting Quantitative Master Series Trust), including the schedule of investments, as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and the period December 30, 1999 (commencement of operations) to December 31, 1999. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made be management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Mid Cap Index Series of Quantitative Master Series Trust as of December 31, 2000, the result of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
January 31, 2001

                          MASTER SMALLCAP INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (95.0%)
     849   +1-800-FLOWERS.COM, Inc.        $      3,502
   1,767    1st Source Corporation               32,248
   4,623   +24/7 Media, Inc.                      2,456
   4,381   +3Dfx Interactive, Inc.                1,095
   5,638    the 3DO Company                      14,800
   1,908   +4Kids Entertainment, Inc.            17,053
   2,003   +99 Cents Only Stores                 54,832
   4,775    A. Schulman, Inc.                    54,913
   3,700    A.O. Smith Corporation               63,131
   4,840    AAR Corp.                            61,105
   3,126   +ABIOMED, Inc.                        75,805
   2,698    ABM Industries, Inc.                 82,626
  10,276   +ACNielsen Corporation               372,505
   2,147   +ACT Manufacturing, Inc.              33,815
   5,688   +ACTV, Inc.                           24,174
       1   +ADC Telecommunications, Inc.             17
   1,513   +ADE Corporation                      26,667
   3,362   +ADVO Systems, Inc.                  149,189
  10,165    AGCO Corporation                    123,251
   1,352   +AGENCY.COM Inc.                       5,239
  10,514    AGL Resources Inc.                  231,965
  16,216    AK Steel Holding Corporation        141,890
  14,017    ALLETE                              347,797
   7,484    AMCOL International Corporation      35,549
   5,573    AMCORE Financial, Inc.              115,291
   5,865    AMETEK, Inc.                        152,123
   5,432   +ANADIGICS, Inc.                      88,949
   4,935   +APAC Customer Services Inc.          18,198
   4,929   +ARIAD Pharmaceuticals, Inc.          23,413
   4,506   +ATMI, Inc.                           87,867
   4,087   +ATS Medical, Inc.                    57,984
   8,478   +AVANT Immunotherapeutics, Inc.       58,286
   5,695   +AVT Corporation                      28,297
   3,034   +AXT, Inc.                           100,312
   2,595    Aaron Rents, Inc.                    36,492
  17,043   +Abercrombie & Fitch Co. (Class A)   340,860
   2,833   +About.com, Inc.                      76,314
   2,455   +Acacia Research Corporation          43,730
   2,090   +Accredo Health, Incorporated        104,892
   1,875   +Accrue Software, Inc.                 4,687
   1,776    The Ackerley Group, Inc.             15,984
   1,824   +Aclara Biosciences Inc.              19,836
   1,338   +Acme Communications, Inc.            12,209
   3,932   +Actel Corp.                          95,105
   5,952    Actuant Corporation (Class A)        17,856
  10,320   +Actuate Corporation                 197,370
   6,933   +Adaptive Broadband Corporation       42,465
   3,750   +Adelphia Business Solutions, Inc.    15,937
   1,711   +Adept Technology, Inc.               24,809
   3,574   +Administaff, Inc.                    97,213
   4,656   +Advance Paradigm, Inc.              211,848
   9,196   +Advanced Digital Information
            Corporation                         211,508
   2,100   +Advanced Energy Industries, Inc.     47,250

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   2,537   +Advanced Lighting Technologies, Inc.$16,808
   1,071    Advanced Marketing Services, Inc.    18,609
   3,616   +Advanced Radio Telecom Corp.          3,729
  12,016   +Advanced Tissue Sciences, Inc.       36,423
   4,840    Advanta Corp.                        42,652
   1,621   +Advantage Learning Systems, Inc.     54,506
   4,756   +Advent Software, Inc.               190,537
   9,634   +Aeroflex Incorporated               277,730
   4,113   +Affiliated Managers Group, Inc.     225,701
   2,067   +Agribrands International, Inc.      110,584
   9,620    Airborne, Inc.                       93,795
   9,308   +Airgas, Inc.                         63,411
   1,810   +AirGate PCS, Inc.                    64,255
   1,138   +Airnet Communications Corporation     7,681
   9,388   +AirTran Holdings, Inc.               68,063
   1,996    Alabama National BanCorporation      45,159
   1,753   +Alamosa PCS Holdings, Inc.           14,024
   4,929   +Alaska Air Group, Inc.              146,638
   1,250   +Alaska Communications Systems
            Holdings, Inc.                        9,062
   3,000    Albany International Corp. (Class A) 40,312
   3,434   +Albany Molecular Research, Inc.     211,620
   4,171    Albemarle                           103,232
   6,587    Alberto-Culver Company (Class B)    282,006
   7,562    Alexander & Baldwin, Inc.           198,502
     461   +Alexander's, Inc.                    31,204
   1,940    Alexandria Real Estate Equities, Inc.72,144
   2,330   +Alexion Pharmaceuticals, Inc.       151,304
   7,194    Alfa Corporation                    132,190
   2,658   +Allaire Corporation                  13,373
     870   +Alleghany Corporation               178,785
   4,946   +Allen Telecom Inc.                   88,719
   9,261   +Alliance Pharmaceutical Corp.        79,876
   4,560   +Alliance Semiconductor Corporation   51,585
   2,786   +Alliant Techsystems Inc.            185,965
  13,498    Allied Capital Corporation          281,771
   5,500   +Allied Riser Communications
            Corporation                          11,172
     418   +Allos Therapeutics Inc.               3,370
   3,637   +Allscripts, Inc.                     33,983
   4,555    Alpharma, Inc. (Class A)            199,851
   1,384   +Amerco                               27,161
   7,035   +America West Holdings
            Corporation (Class B)                90,136
   1,527   +American Axle & Manufacturing
            Holdings, Inc.                       12,121
   4,328    American Capital Strategies, Ltd.   109,011
   1,486   +American Classic Voyages Co.         20,804
   4,380   +American Eagle Outfitters, Inc.     185,055
   5,802    American Financial Holdings, Inc.   119,666
     135   +American Freightways Corporation      3,772
  12,304    American Greetings Corporation
            (Class A)                           116,119
   2,809    American Industrial Properties REIT  34,410

                                                                       Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   2,815   +American Italian Pasta
            Company (Class A)               $    75,477
   2,019    American National Insurance
            Company                             147,387
   2,229    American States Water Company        82,194
   3,622   +American Superconductor
            Corporation                         103,453
     873   +American Technical Ceramics Corp.     8,730
   8,000   +American TeleSource
            International, Inc.                   3,000
  14,005   +AmeriCredit Corp.                   381,636
   4,538   +AmeriPath, Inc.                     113,450
   9,361   +AmeriSource Health Corporation
            (Class A)                           472,730
   3,779   +Ames Department Stores, Inc.          5,432
   2,356    Amli Residential Properties Trust    58,164
   3,127   +Ampal-American Israel
            Corporation (Class A)                18,957
  10,033   +Amylin Pharmaceuticals, Inc.         79,010
     991    Analogic Corporation                 44,161
   3,459    Analysts International Corporation   13,187
   4,084   +Anaren Microwave, Inc.              274,394
   4,334    Anchor Bancorp, Inc.                 69,344
   1,748   +Anchor Gaming                        68,172
   1,520    Andover Bancorp, Inc.                52,345
   4,248   +Anixter International Inc.           91,863
   4,887   +AnnTaylor Stores Corporation        121,870
   5,958   +AnswerThink Consulting Group, Inc.   21,598
     283   +Antigenics Inc.                       3,131
   2,333   +Aperian, Inc.                         1,531
   2,411   +Aphton Corporation                   43,398
   4,763    Applebee's International, Inc.      149,737
   3,792   +Applica Incorporated                 18,486
   3,501    Applied Industrial Technologies,
            Inc.                                 71,989
   2,537    Applied Science and Technology,
            Inc.                                 30,444
   1,563   +AppliedTheory Corporation             3,126
   6,906   +Apria Healthcare Group Inc.         205,453
   6,320    AptarGroup, Inc.                    185,650
   3,600   +Aradigm Corporation                  52,650
   3,060    Arch Chemicals, Inc.                 54,315
   2,748    Arch Coal, Inc.                      38,815
   7,800   +Arch Wireless, Inc.                   4,875
   2,767    Arctic Cat Inc.                      32,166
  11,301    Arden Realty, Inc.                  283,938
   2,170    Area Bancshares Corporation          35,805
   2,026   +AremisSoft Corporation               86,485
   3,014    Argonaut Group, Inc.                 63,294
   4,339   +Argosy Gaming Company                83,255
   1,819   +Arguss Communications, Inc.          16,598
   3,441   +Arkansas Best Corporation            63,013
   2,575   +Armor Holdings, Inc.                 44,902
   4,100    Armstrong Holdings, Inc.              8,456
   3,070    Arnold Industries, Inc.              55,260
   1,896    Arrow International, Inc.            71,426
   5,677   +Artesyn Technologies, Inc.           90,122
   3,737   +ArthroCare Corporation               72,871
   6,844    Arthur J. Gallagher & Co.           435,450

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
  13,809    ArvinMeritor, Inc.             $    157,077
   3,671   +Ask Jeeves, Inc.                      8,948
     890   +Aspect Medical Systems, Inc.          7,676
   4,966   +Aspen Technology, Inc.              165,119
   3,308   +Astec Industries, Inc.               43,624
   8,779    Astoria Financial Corporation       476,809
   5,799   +Asyst Technologies, Inc.             77,924
   3,057   +Atlantic Coast Airlines
            Holdings, Inc.                      124,955
   2,701   +Atlas Air, Inc.                      88,120
   5,406    Atmos Energy Corporation            131,771
   1,857   +Atwood Oceanics, Inc.                81,355
   3,373    Audiovox Corporation (Class A)       30,357
   3,650   +Aurora Biosciences Corporation      114,747
   2,168   +Aurora Food Inc.                      5,284
   7,530   +Avant! Corporation                  137,893
     673   +Avenue A, Inc.                        1,220
   4,683   +Avid Technology, Inc.                85,538
   2,564   +Avigen, Inc.                         53,203
   3,400   +Aviron                              227,162
   4,394   +Avis Rent A Car, Inc.               143,080
   9,156    Avista Corporation                  187,698
   7,879   +Avocent Corporation                 212,733
   3,012   +Aware, Inc.                          53,463
   7,566   +Aztar Corporation                    97,885
   6,559   +Azurix Corp.                         53,702
   3,328   +BARRA, Inc.                         156,856
   1,718   +BOK Financial Corporation            36,507
   8,514    BRE Properties, Inc.                269,787
   1,240    BSB Bancorp, Inc.                    16,333
   1,967   +BSQUARE Corporation                  11,802
   1,200   +BUY.COM                                 787
     603   +Bacou USA, Inc.                      15,678
   4,145    Baldor Electric Company              87,563
   2,704    Baldwin & Lyons, Inc. (Class B)      62,868
   5,738    Ball Corporation                    264,307
   4,768   +Bally Total Fitness Holding
            Corporation1                         61,516
     505    BancFirst Corporation                20,042
  14,820    BancorpSouth, Inc.                  180,619
   1,998    Bandag, Incorporated                 81,044
   1,722    Bank of Granite Corp.                40,036
   6,221    Bank United Corp. (Class A)         424,194
   4,132    Banta Corporation                   105,035
   8,801   +Barnes & Noble, Inc.                233,226
   2,729    Barnes Group Inc.                    54,239
   3,294   +barnesandnoble.com inc.               4,323
   3,629   +Barr Laboratories, Inc.             264,690
   5,579   +Barrett Resources Corporation       316,957
   2,967   +Basin Exploration, Inc.              75,658
  28,767   +Battle Mountain Gold Company         48,544
   4,587    Bay View Capital Corporation         28,669
   5,470   +Be Free, Inc.                        11,966
   1,999   +Beasley Broadcast Group, Inc.
            (Class A)                            16,617
   1,058   +bebe stores, inc.                    22,615
   2,889    Bedford Property Investors, Inc.     58,502

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,388    Bel Fuse Inc.                  $     47,192
   1,901   +Belco Oil & Gas Corp.                23,644
   4,187    Belden Inc.                         106,245
   3,154   +Bell & Howell Company                52,041
   3,212   +Benchmark Electronics, Inc.          72,471
  24,653    Bergen Brunswig Corporation
            (Class A)390,257
   3,609    Berkley (W.R.) Corporation          170,300
   2,827    Berry Petroleum Company (Class A)    37,811
  20,508   +Bethlehem Steel Corporation          35,889
  17,044   +Beverly Enterprises, Inc.           139,548
   7,173   +Billing Concepts Corp.               14,346
   4,241    Bindley Western Industries, Inc.    176,267
   6,349   +BindView Development Corporation     59,720
   2,093   +BioCryst Pharmaceuticals, Inc.       13,866
   2,890   +BioMarin Pharmaceutical Inc.         27,997
   2,496   +Biopure Corporation                  49,920
   1,402   +Bio-Rad Laboratories, Inc. (Class A) 44,584
   2,604   +Biosite Diagnostics Incorporated    105,299
  10,585   +Bio-Technology General Corp.         74,757
   3,536   +Black Box Corporation               170,833
   3,590    Black Hills Corporation             160,653
   3,595   +BlackRock, Inc.                     150,990
   1,700    Block Drug Company, Inc. (Class A)   89,569
   1,557   +Blount International, Inc.           11,969
   2,695   +Bluestone Software, Inc.             40,762
   6,150    Blyth, Inc.                         148,369
   6,011    Bob Evans Farms, Inc.               128,109
   4,679   +Boca Resorts, Inc. (Class A)         67,261
     849   +Bone Care International, Inc.        14,698
  14,403   +Borders Group, Inc.                 168,335
   4,727    BorgWarner, Inc.                    189,080
   1,536   +Bottomline Technologies, Inc.        39,456
   5,986    Bowne & Co., Inc.                    63,227
   5,934   +Boyd Gaming Corporation              20,398
  10,744   +The Boyds Collection, Ltd.          100,054
   2,588    Boykin Lodging Company               21,998
   6,675    Brandywine Reality Trust            138,089
   1,302   +Braun Consulting, Inc.                4,801
   1,755   +Breakaway Solutions, Inc.             1,536
   4,274    Briggs & Stratton Corporation       189,659
   2,631   +Bright Horizons Family Solutions,
            Inc.                                 68,735
  10,713   +Brightpoint, Inc.                    37,495
   3,181   +Brio Technology, Inc.                13,420
   5,757   +Broadbase Software, Inc.             35,981
     328   +Brokat AG (ADR) (b)                   3,096
   1,572    Brookline Bancorp, Inc.              18,078
   2,976   +Brooks Automation, Inc.              83,514
   2,429   +Brooktrout Inc.                      23,000
   3,657    Brown & Brown                       127,995
   2,900    Brown Shoe Company, Inc.             37,700
   2,982    Brush Engineered Materials Inc.      60,199
   2,059   +Buca, Inc.                           30,242
   4,829   +Buckeye Technologies Inc.            67,908
     998   +The Buckle, Inc.                     17,527

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   2,667    Burlington Coat Factory
            Warehouse Corporation           $    50,506
   4,887    Burnham Pacific Properties, Inc.     22,602
   2,134    Bush Industries, Inc.                24,808
   4,595    C&D Technologies, Inc.              198,447
   2,243   +CACI International Inc. (Class A)    51,624
   1,290   +CAIS Internet, Inc.                   1,250
     811    CARBO Ceramics Inc.                  30,362
   3,347   +CB Richard Ellis Services Inc.       48,950
   4,919    CBL & Associates Properties, Inc.   124,512
  11,211    CBRL Group, Inc.                    203,900
   3,828   +CCC Information Services Group Inc.  23,925
   4,870   +C-COR.net Corp.                      47,330
   7,793   +C-Cube Microsystems Inc.             95,951
   1,972   +CDI Corp.                            28,840
   5,240   +CEC Entertainment Inc.              178,815
   3,325    CH Energy Group, Inc.               148,794
   7,963   +CIBER, Inc.                          38,820
   4,177    CLARCOR Inc.                         86,412
   2,662    CNA Surety Corporation               37,933
   9,264    CNF Transportation Inc.             313,239
   3,166   +CONMED Corporation                   54,218
   4,779    CONSOL Energy Inc.                  133,513
   1,888    CPB Inc.                             52,628
   1,925    CPI Corp.                            38,500
   3,037   +CSK Auto Corporation                 11,768
   1,497   +CSS Industries, Inc.                 31,811
   2,841    CT Communications, Inc.              39,952
   3,133   +CTC Communications Group, Inc.       14,490
   5,108    CTS Corporation                     186,123
   2,860   +CUNO Incorporated                    76,684
   2,751   +CV Therapeutics, Inc.               194,633
   2,749    CVB Financial Corp.                  46,733
  14,279   +CYTOGEN Corporation                  33,466
   7,865   +Cable Design Technology             132,230
   7,107    Cabot Industrial Trust              136,366
   4,368   +Cabot Microelectronics Corporation  226,863
   4,831    Cabot Oil & Gas Corporation
            (Class A)                           150,667
   5,734   +Cadiz Inc.                           51,248
   4,831   +Cal Dive International, Inc.        128,625
   1,371   +Caldera Systems, Inc.                 2,656
   5,566    Calgon Carbon Corporation            31,657
   4,074   +Calico Commerce, Inc.                 3,947
   2,599   +California Amplifier, Inc.           24,041
   2,657    California Water Service Group       71,739
     710   +Caliper Technologies Corp.           33,370
  14,689    Callaway Golf Company               273,583
     549   +Callon Petroleum Company              9,161
   4,522    Cambrex Corporation                 204,620
   5,608   +Cambridge Technology Partners, Inc.  14,721
   7,295    Camden Property Trust               244,383
     999   +Caminus Corporation                  23,227
   3,951    Capital Automotive                   54,573
   1,252    Capital City Bank Group, Inc.        31,065

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   7,137    Capitol Federal Financial       $   119,545
   2,597    Capstead Mortgage Corporation        28,242
   4,674    Caraustar Industries, Inc.           43,819
   5,172   +CardioDynamics International
            Corporation                          17,779
   3,753   +Career Education Corporation        146,836
  41,323   +Caremark Rx, Inc.                   560,443
   5,761    Carlisle Companies Incorporated     247,363
   3,664    Carpenter Technology Corporation    128,240
   1,442   +Carreker Corporation                 50,109
   1,670   +Carrier Access Corporation           15,030
   3,482    Carter-Wallace, Inc.                116,212
   2,672    Cascade Natural Gas Corporation      50,267
   3,653   +Casella Waste Systems, Inc.          31,735
   8,963    Casey's General Stores, Inc.        133,885
   3,913    Cash America International, Inc.     17,119
   1,021   +Catalytica Energy Systems, Inc.      17,606
  19,719   +Catellus Development Corporation    345,082
   1,429    Cathay Bancorp, Inc.                 84,311
   3,158    The Cato Corporation (Class A)       43,423
   1,116   +C-bridge Internet Solutions, Inc.     4,359
   2,259   +Celeritek, Inc.                      86,124
   6,444   +Cell Genesys, Inc.                  147,004
   3,111   +Cell Pathways, Inc.                  14,777
   5,484   +Cell Therapeutics, Inc.             247,123
   7,100   +Celsion Corporation                   7,100
   1,283    Centennial Communications Corp.      24,056
   3,605    CenterPoint Properties Corporation  170,336
   1,153    Centex Construction Products, Inc.   31,491
  11,187    Centex Corporation                  420,212
     688   +Centillium Communications, Inc.      15,308
   1,837   +Central Garden & Pet Company         12,629
   2,001    Central Parking Corporation          40,020
   1,879    Century Aluminum Company             21,374
  10,724   +Century Business Services, Inc.      12,064
   2,616    Century South Banks, Inc.            88,126
   4,527   +Cerner Corporation                  209,374
   1,814   +Cerus Corporation                   136,503
   5,743   +Champion Enterprises, Inc.           15,793
   1,767   +Championship Auto Racing Teams, Inc. 37,107
   4,042    Charles E. Smith Residential
            Realty, Inc.                        189,974
  15,794   +Charming Shoppes, Inc.               94,764
   3,133    Charter Municipal Mortgage
            Acceptance Company                   42,108
   3,727    Chateau Communities, Inc.           113,441
   2,313   +Cheap Tickets, Inc.                  22,552
   4,919   +Checkpoint Systems, Inc.             36,585
   5,177   +The Cheesecake Factory Incorporated 198,667
   2,642   +Chelsea GCA Realty, Inc.             97,424
   1,775    Chemed Corporation                   59,684
   2,924    ChemFirst Inc.                       64,511
   2,288    Chemical Financial Corporation       53,482
   2,683    Chesapeake Corporation               55,169
  21,864   +Chesapeake Energy Corporation       221,373

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   2,661   +Chico's FAS, Inc.               $    55,548
   3,342   +The Children's Place Retail
            Stores, Inc.                         67,675
   5,981    Chiquita Brands International, Inc.   5,981
   4,865    Chittenden Corporation              147,470
   9,436   +Choice Hotels International, Inc.   129,155
   1,312   +Choice One Communications Inc.       12,218
   1,132   +Chordiant Software, Inc.              3,361
   2,343   +ChromaVision Medical Systems, Inc.    6,150
   6,474    Church & Dwight Co., Inc.           144,046
   2,072    Churchill Downs Incorporated         61,771
  10,204   +Cirrus Logic, Inc.                  191,325
   4,514   +Citadel Communications Corporation   54,168
   9,243    Citizens Banking Corporation        268,625
   1,410    CityBank                             30,139
   7,890    Claire's Stores, Inc.               141,527
   3,612   +Clarent Corporation                  40,861
   2,547   +Clarus Corporation                   17,829
  17,762    Clayton Homes, Inc.                 204,263
     997   +Clayton Williams Energy, Inc.        26,919
   4,360    Cleco Corporation                   238,710
   2,065    Cleveland-Cliffs Inc.                44,527
   1,405   +click2learn.com, Inc.                13,699
     811   +Closure Medical Corporation          29,196
   2,065    Coachmen Industries, Inc.            21,682
     237    Coca-Cola Bottling Co. Consolidated   8,976
   1,257   +Cognizant Technology
            Solutions Corporation                45,645
   4,928   +Coherent, Inc.                      160,160
   4,127    Cohu, Inc.                           57,520
   3,386   +Coinstar, Inc.                       51,636
     811   +Coldwater Creek Inc.                 25,192
   1,160   +Collateral Therapeutics, Inc.        20,517
  11,230   +Collins & Aikman Corporation         47,026
  17,157    The Colonial BancGroup, Inc.        184,438
   4,383    Colonial Properties Trust           114,232
   4,243   +Columbia Laboratories, Inc.          18,298
   1,326   +Columbia Sportswear Company          65,968
   2,060    Columbus McKinnon Corporation        18,282
   4,499   +Com21, Inc.                          21,089
   4,406   +Comfort Systems USA, Inc.             9,363
   5,816    Commerce Bancorp, Inc.              397,669
   4,507    The Commerce Group, Inc.            122,500
  10,889    Commercial Federal Corporation      211,655
   2,300    Commercial Metals Company            51,175
   4,711    Commercial Net Lease Realty          47,993
   1,852   +Commonwealth Telephone
            Enterprises, Inc.                    64,820
   9,696    Community First Bankshares, Inc.    183,012
   5,091   +Complete Business Solutions, Inc.    52,501
   2,562   +CompuCredit Corporation              46,436
   6,496   +Computer Horizons Corp.              15,834
   4,732   +Computer Network Technology
            Corporation                         136,341
   1,306    CompX International Inc.             11,672

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   4,179   +Comstock Resources, Inc.        $    61,640
   4,228   +Concord Camera Corp.                 69,762
   3,260   +Concord Communications, Inc.         28,525
   9,646   +Concurrent Computer Corporation      51,847
  17,147    Conectiv, Inc.                      344,012
   5,768   +Connetics Corporation                26,316
   3,578   +Consolidated Products, Inc.          24,599
   2,871   +Constellation Brands, Inc.
            (Class A)                           168,671
  10,433   +Conventry Health Care Inc.          278,431
   2,212   +Convera Corporation                  39,263
   1,567   +Convergent Communications, Inc.         930
   2,839    Cooper Companies, Inc.              113,205
  12,691    Cooper Tire & Rubber Company        134,842
     844   +CoorsTek, Inc.                       26,480
   7,264   +Copart, Inc.                        156,176
     694   +CoreComm Limited                      3,437
     396   +Corillian Corporation                 4,752
   1,990    Corinthian Colleges, Inc.            75,496
   7,118   +Corixa Corporation                  198,421
   6,804    Corn Products International, Inc.   197,741
   6,270    Cornerstone Realty Income Trust,
            Inc.                                 66,227
   3,708   +The Corporate Executive
            Board Company                       147,451
  30,221   +Corrections Corporation of America   10,388
       9   +Corrections Corporation of
            America (Preferred)                      65
   3,488   +Corsair Communications, Inc.         24,852
   1,387    Corus Bankshares, Inc.               68,635
     725   +CorVel Corporation                   25,103
   4,011   +Cost Plus, Inc.                     117,823
   2,066   +CoStar Group Inc.                    48,809
   7,190    Cousins Properties, Inc.            200,871
   9,911   +Covance Inc.                        106,543
   6,209    Crawford & Company (Class B)         72,180
   2,483   +Credit Acceptance Corporation        14,898
   2,200   +Crestline Capital Corporation        56,650
  20,863    Crompton Corporation                219,061
  13,287    Cross Timbers Oil Company           368,714
   1,150   +Crossman Communities, Inc.           24,150
   2,419   +Crossroads Systems, Inc.             11,339
   2,133   +Crown Media Holdings, Inc. (Class A) 43,327
   2,286   +CryoLife, Inc.                       69,151
   1,515    Cubic Corporation                    38,917
   4,894   +Cubist Pharmaceuticals, Inc.        141,926
   9,834    Cullen/Frost Bankers, Inc.          411,184
   7,709    Cummins Engine Company, Inc.        292,460
   6,114   +Cumulus Media Inc. (Class A)         22,163
   4,523   +CuraGen Corporation                 123,534
     826    Curtiss-Wright Corporation           38,409
   8,487   +Cyber-Care, Inc.                     18,035
   3,474   +Cyberonics, Inc.                     80,770
   1,455   +CyberOptics Corporation              24,644
   4,406   +CyberSource Corporation              10,464
   4,835   +Cygnus, Inc.                         23,571

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   4,546   +Cylink Corporation             $      9,802
   5,303   +Cymer, Inc.                         136,469
     600   +Cypress Communications, Inc.            544
   1,012   +Cysive, Inc.                          4,174
   7,867   +Cytec Industries Inc.               314,188
   2,080   +DDi Corp.                            56,680
  10,312    D.R. Horton, Inc.                   251,999
   2,046   +DSET Corporation                      3,676
   4,200   +DSL.net, Inc.                         2,231
   4,924   +DSP Group, Inc.                     103,635
   2,702   +DUSA Pharmaceuticals, Inc.           45,427
   1,299   +DVI, Inc.                            22,164
   2,173    Dain Rauscher Corporation           205,756
   9,883   +Dal-Tile International Inc.         140,215
   1,546   +Daleen Technologies, Inc.             5,797
  11,872    Data Broadcasting Corporation        41,552
   2,185   +Data Return Corporation               8,194
   2,182    Datascope Corp.                      74,733
   2,513   +Datastream Systems, Inc.             24,502
  12,542   +DaVita, Inc.                        214,782
   2,521   +Davox Corporation                    24,580
   6,880    Dean Foods Company                  211,130
   9,093   +Del Monte Foods Company              65,924
   3,546   +Del Webb Corporation                103,721
   5,225   +Delco Remy International, Inc.       45,066
   2,571   +Delphi Financial Group, Inc.
            (Class A)                            98,983
   7,368    Delta and Pine Land Company         154,267
   2,491   +Deltathree.com, Inc. (Class A)        2,958
   1,094   +Deltek Systems, Inc.                  4,649
   1,644    Deltic Timber Corporation            39,250
   1,655   +Denbury Resources Inc.               18,205
   5,488   +Dendrite International, Inc.        122,794
  11,820    Developers Diversified Realty
            Corporation                         157,354
   2,304    Diagnostic Products Corporation     125,856
  16,480    The Dial Corporation                181,280
   3,657   +Diametrics Medical, Inc.             21,713
   3,550   +DiamondCluster International, Inc.
            (Class A)                           108,275
   2,139   +Digene Corporation                   95,587
   1,785   +Digimarc Corporation                 29,452
   4,700   +Digital Courier Technologies, Inc.    1,974
   1,640   +Digital Impact, Inc.                  3,844
   3,765   +Digital Insight Corporation          68,005
   7,252   +Digital Island                       29,461
   3,692   +Digital River, Inc.                   8,768
     805   +DigitalThink, Inc.                   13,735
   1,517   +Digitas Inc.                          7,680
  16,436    Dillard's, Inc. (Class A)           194,150
   1,891    Dime Community Bancshares            47,748
   4,383   +Dionex Corporation                  151,213
   2,595   +Direct Focus, Inc.                   87,095
   1,168   +Diversa Corporation                  20,951
   5,656   +Documentum, Inc.                    281,032

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   9,103    Dole Food Company, Inc.         $   149,062
   4,867   +Dollar Thrifty Automotive
            Group, Inc.                          91,256
   7,240    Donaldson Company, Inc.             201,362
   2,519   +Donaldson, Lufkin & Jenrette,
            Inc.-- DLJdirect                      9,446
   5,580    Doral Financial Corporation         134,966
   1,370   +Dot Hill Systems Corp.                5,309
   3,158    Dover Downs Entertainment, Inc.      35,330
   3,832    Downey Financial Corp.              210,760
   3,060   +The Dress Barn, Inc.                 88,740
   3,353    Dreyer's Grand Ice Cream, Inc.      108,134
   1,507   +Dril-Quip, Inc.                      51,521
   4,364   +Drugstore.com, Inc.                   3,955
   3,553   +Duane Reade Inc.                    108,589
     937   +DuPont Photomasks, Inc.              49,515
   2,969   +Dura Automotive Systems, Inc.        15,587
   5,925   +EEX Corporation                      28,884
   5,736   +EGL, Inc.                           137,306
   3,100   +E-LOAN, Inc.                          1,550
   2,126   +EMCOR Group, Inc.                    54,213
   4,407   +EMCORE Corporation                  207,129
   1,650   +ESCO Technologies Inc.               34,134
   4,854   +ESS Technology, Inc.                 24,877
   2,889    E.W. Blanch Holdings, Inc.           50,377
   5,900   +e-MedSoft.com                         3,688
   9,502   +e.spire Communications, Inc.          4,751
   8,297    The Earthgrains Company             153,494
   1,063   +EarthLink, Inc.                       5,348
   4,102    EarthShell Corporation                5,256
   4,757    East West Bancorp, Inc.             118,628
   2,431    EastGroup Properties, Inc.           54,394
  10,793    Eaton Vance Corp.                   348,074
   1,244    eBenX Inc.                            8,397
   6,659   +Eclipsys Corporation                163,145
   2,921    Edison Schools, Inc.                 92,011
   3,425   +Education Management Corporation    122,444
  10,684   +Edwards Lifesciences Corporation    189,641
   5,187    eGain Communications Corporation     16,047
   1,744   +eGlobe, Inc.                            113
  10,759   +El Paso Electric Company            142,019
   3,665   +Elantec Semiconductor, Inc.         101,704
   3,980    Elcor Corporation                    67,162
   2,083   +Electric Lightwave, Inc.              6,900
   2,099   +Electro Rent Corporation             29,648
   4,743   +Electro Scientific Industries, Inc. 132,804
   4,220   +Electroglas, Inc.                    64,619
     823    Electronics Boutique Holdings Corp.  14,403
   8,469   +eLoyalty Corporation                 54,784
   2,000   +eMachines, Inc.                         750
   4,161   +eMagin Corporation                    8,821
     694   +Embarcadero Technologies, Inc.       31,230
   1,066   +eMerge Interactive, Inc. (Class A)    3,864
   2,821   +Emisphere Technologies, Inc.         70,525
   3,033    Empire District Electric Company     79,806

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
  11,078   +Encompass Services Corporation  $    56,082
   2,221   +Endocare, Inc.                       28,318
   4,637    Energen Corporation                 149,253
   2,546   +Energy Conversion Devices, Inc.      51,556
      26    Energy East Corporation                 512
   4,601    Enhance Financial Services Group
            Inc.                                 71,028
   3,553    Entertainment Properties Trust       39,083
     400   +Entrada Networks, Inc.                  700
   2,915   +EntreMed, Inc.                       50,284
     200   +Envision Development Corporation          0
   4,168   +Enzo Biochem, Inc.                  103,679
   7,484   +Enzon, Inc.                         464,476
   1,200   +EpicEdge, Inc.                          450
     621   +ePlus inc.                            7,064
   5,149   +ePresence, Inc.                      22,366
     641   +Eprise Corporation                    1,162
   5,575    Equity Inns Inc.                     34,495
   1,908   +eSPEED, Inc. (Class A)               29,932
   3,533    Essex Property Trust, Inc.          193,432
   2,838   +Esterline Technologies Corporation   74,497
   7,543    Ethan Allen Interiors Inc.          252,690
   8,403    Ethyl Corporation                    12,079
  10,700   +eToys Inc.                            2,006
   2,412   +Evergreen Resources, Inc.            93,163
   6,833   +Exar Corporation                    211,716
   1,802   +Excel Technology, Inc.               35,956
   5,476   +eXcelon Corporation                   8,214
   2,051   +Exchange Applications, Inc.           2,500
   1,609   +Exelixis, Inc.                       23,532
   3,534    Exide Corporation                    26,947
     960   +Expedia, Inc. (Class A)               9,180
  12,773   +Extended Stay America, Inc.         164,133
   1,266   +Extended Systems Incorporated        14,796
   1,002   +Extensity, Inc.                       6,028
   3,075   +F5 Networks, Inc.                    29,212
   2,450    F&M Bancorp                          50,531
   4,272    F&M National Corporation            111,606
   2,096    FBL Financial Group, Inc. (Class A)  36,549
   2,507   +FEI Company                          57,034
   5,700    The FINOVA Group Inc.                 5,344
   4,017    F.N.B. Corporation                   84,357
   5,068   +FSI International, Inc.              42,444
   2,535   +F.Y.I. Incorporated                  93,478
   2,385   +Factory 2-U Stores Inc.              79,003
   3,637    FactSet Research Systems Inc.       134,824
   2,053    Fair, Isaac and Company,
            Incorporated                        104,703
   6,690   +Fairfield Communities, Inc.          94,078
     143    Farmer Brothers Co.                  29,672
   1,488    Farmers Capital Bank Corporation     41,106
   4,097    Fedders Corporation                  18,949
   9,722    Federal-Mogul Corporation            22,482
   7,692    Federal Realty Investment Trust     146,148
   8,770    Federal Signal Corporation          172,111
   9,131    FelCor Lodging Trust Inc.           218,573

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   6,042    Ferro Corporation               $   138,966
   1,425   +FiberNet Telecom Group, Inc.          7,837
  10,308    Fidelity National Financial, Inc.   380,752
   6,668   +FileNET Corporation                 181,703
   1,623   +Financial Federal Corporation        38,749
     931   +Fire Pond, Inc.                       8,786
   9,710    The First American Financial
            Corporation                         319,216
   1,189    First Busey Corporation              23,706
   5,421    First Charter Corporation            80,637
   1,058    First Citizens BancShares, Inc.
            (Class A)                            85,433
  10,625    First Commonwealth Financial
            Corporation                         106,250
   2,907   +First Consulting Group, Inc.         13,808
   2,439    First Federal Capital Corp.          35,365
   6,809    First Financial Bancorp             115,753
   1,472    First Financial Bankshares, Inc.     46,276
   1,512    First Financial Corporation          48,289
   2,204    First Financial Holdings, Inc.       43,391
   1,540    First Indiana Corporation            36,190
   7,387    First Industrial Reality Trust,
            Inc.                                251,158
   2,583    First Merchants Corporation          58,602
   7,930    First Midwest Bancorp, Inc.         227,988
   3,338    First Niagara Financial Group, Inc.  36,092
   5,823    First Sentinel Bancorp Inc.          66,964
   1,926    First Washington Realty Trust, Inc.  49,715
   3,528    Firstbank Corp.                      83,349
   2,554   +FirstFed Financial Corp.             82,526
   3,100   +FirstWorld Communications Inc.
            (Class B)                             2,034
   7,353   +Fisher Scientific International
            Inc.                                271,142
   6,802    Fleetwood Enterprises, Inc.          71,421
   7,820    Fleming Companies, Inc.              92,374
   3,426    Florida Rock Industries, Inc.       134,042
   6,517    Flowserve Corporation               139,301
   3,688   +Footstar, Inc.                      182,556
   2,929    Forest City Enterprises, Inc.
            (Class A)                           114,817
   5,513   +Forest Oil Corporation              203,307
   2,006   +Forrester Research, Inc.            100,425
   2,748   +Forward Air Corporation             102,535
   2,975   +Fossil, Inc.                         43,091
   6,254    Foster Wheeler Corporation           32,833
  10,731    Franchise Finance Corporation
            of America                          250,166
     776    Franklin Electric Co., Inc.          53,156
   2,092    Fred's, Inc.                         44,063
  25,301   +Freeport-McMoRan Copper &
            Gold, Inc. (Class B)                216,640
   8,829    Fremont General Corporation          24,832
   5,738   +Friede Goldman Halter, Inc.          20,442
   3,609   +Friedman, Billings, Ramsey
            Group, Inc. (Class A)                23,684
   4,442   +Fritz Companies, Inc.                26,930

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   3,728   +Frontier Airlines, Inc.         $   115,335
   2,316    Frontier Financial Corporation       58,045
   6,311   +Frontier Oil Corporation             43,388
   4,485   +Frontline Capital Group              59,636
   1,527   +FuelCell Energy, Inc.               104,695
  13,613    Fulton Financial Corporation        313,950
   9,602   +Furniture Brands International,
            Inc.                                202,242
   7,600   +FutureLink Corp.                      4,987
   4,065    G & K Services, Inc. (Class A)      114,328
   2,210    GBC Bancorp                          84,809
   1,591   +GC Companies, Inc.                    3,182
   1,462   +GRIC Communications, Inc.             3,107
   6,867   +GTECH Holdings Corporation          141,203
     623   +Gabelli Asset Management
            Inc. (Class A)                       20,676
   4,753    Gables Residential Trust            133,084
   2,574   +Gadzoox Networks, Inc.                5,389
     862   +Gaiam, Inc.                          13,307
   1,941   +Gardner Denver Inc.                  41,343
  14,097   +Gartner Group, Inc. (Class A)        97,269
   2,808   +GaSonics International Corporation   51,597
   7,438   +Gaylord Container Corporation
            (Class A)                             7,438
   3,093    Gaylord Entertainment Company        64,566
   5,586    GenCorp Inc.                         53,765
   4,465   +Gene Logic Inc.                      82,044
   4,958    General Cable Corporation            22,001
   6,890   +General Communication, Inc.
            (Class A)                            48,230
   6,021   +General Semiconductor, Inc.          37,631
   4,458   +Genesco Inc.                        108,942
   1,998   +The Genlyte Group Incorporated       47,453
   4,388   +Genome Therapeutics Corp.            30,579
     800   +Genomic Solutions Inc.                6,100
   4,531   +GenRad, Inc.                         45,310
   3,297   +Genta Incorporated                   26,376
     932    Gentek, Inc.                         15,378
   3,982   +Gentiva Health Services, Inc.        53,259
     233   +Genzyme Corporation-- Genzyme
            Biosurgery Division                   2,022
   3,623   +Genzyme Transgenics Corporation      51,854
   6,433    Georgia Gulf Corporation            109,763
   2,356   +Geoworks Corporation                  6,921
   3,441    Gerber Scientific, Inc.              29,464
   4,177   +Geron Corporation                    64,482
   1,973    Gibraltar Steel Corporation          34,651
  11,404   +Glenayre Technologies, Inc.          40,270
   4,872    Glenborough Realty Trust
            Incorporated                         84,651
   2,037   +Gliatech Inc.                         8,275
   4,096   +Glimcher Realty Trust                51,200
   3,963   +GlobalNet Financial.com, Inc.         5,944
     290   +GlobalSCAPE, Inc.                         0
   3,068   +Globix Corporation                    8,437
   2,455   +GoAmerica, Inc.                      13,196
   7,288    Gold Banc Corporation                34,162

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,506   +Golden Telecom, Inc.            $     7,718
   4,892   +GoTo.com, Inc.                       35,773
   3,623    Graco Inc.                          149,902
   3,381    Granite Construction Incorporated    97,838
   1,250    Great American Financial
            Resources, Inc.                      23,906
   2,687    The Great Atlantic & Pacific
            Tea Company, Inc.                    18,809
   9,002    Great Lakes Chemical Corporation    334,762
   2,497    Great Lakes REIT, Inc.               43,385
   2,349   +Great Plains Software, Inc.         110,550
   7,664    Greater Bay Bancorp                 314,224
   2,356    Greif Bros. Corporation (Class A)    67,146
     115    Grey Global Group Inc.               74,750
  31,084   +Grey Wolf, Inc.                     182,618
   6,131   +Griffon Corporation                  48,282
   2,469   +Group 1 Automotive, Inc.             23,147
     957   +Guess?, Inc.                          5,084
   4,674   +Guilford Pharmaceuticals Inc.        84,132
   3,656   +Guitar Center, Inc.                  41,587
     870   +Gulf Island Fabrication, Inc.        15,823
   9,585   +HA-LO Industries, Inc.               21,566
   2,770    H.B. Fuller Company                 109,285
   7,407    HCC Insurance Holdings, Inc.        199,526
   1,870    HEICO Corporation                    29,219
     170    HEICO Corporation (Class A)           1,976
   5,011   +HNC Software Inc.                   148,764
   9,871    HON INDUSTRIES Inc.                 251,710
  25,628    HRPT Properties Trust               193,812
   3,402   +HS Resources, Inc.                  144,160
   4,181   +Haemonetics Corporation             129,088
   5,711   +Hain Celestial Group, Inc.          185,607
   1,803   +Hall, Kinion & Associates, Inc.      36,285
   1,429    Hancock Holding Company              54,659
   4,889   +Handleman Company                    36,667
  20,500   +Hanover Direct, Inc.                  7,687
   3,520    Harbor Florida Bancshares, Inc.      52,580
   2,241    Harleysville Group Inc.              65,549
   1,409    Harleysville National Corporation    48,875
   6,166    Harman International Industries,
            Incorporated                        225,059
   7,346    Harsco Corporation                  181,354
   2,419    Haverty Furniture Companies, Inc.    23,888
   6,228    Hawaiian Electric Industries, Inc.  231,604
   3,021   +Hayes Lemmerz International, Inc.    20,203
   9,244    Health Care Property Investors,
            Inc.                                276,165
   4,759    Health Care REIT, Inc.               77,334
  18,966   +Health Net Inc.                     496,672
   7,888    Healthcare Realty Trust, Inc.       167,620
   2,157   +Heartland Express, Inc.              49,207
   3,545   +Heidrick & Struggles
            International, Inc.                 149,112
   4,447    Helix Technology Corporation        105,269
   4,523   +Henry Schein, Inc.                  156,609

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,459    Herbalife International, Inc.
            (Class A)                       $    11,125
   3,868   +Hexcel Corporation                   34,570
   1,405   +hi/fn, inc.                          38,638
   3,007    Hickory Tech Corporation             61,643
   6,841   +High Speed Access Corp.               7,269
  11,288    Highwoods Properties, Inc.          280,789
   2,687    Hilb, Rogal and Hamilton Company    107,144
   6,463    Hollinger International Inc.        102,600
   5,395   +Hollywood Entertainment Corporation   5,732
   2,479   +Hollywood Media Corp.                 9,606
   4,052    Home Properties of New York, Inc.   113,203
  11,452    Hooper Holmes, Inc.                 126,659
   8,200    Horace Mann Educators Corporation   175,275
   1,993   +Horizon Offshore, Inc.               39,362
   9,398    Hospitality Properties Trust        212,630
   3,580   +Hot Topic, Inc.                      58,846
   3,311   +HotJobs.com, Ltd.                    37,870
   1,123   +Hotel Reservations Network, Inc.
            (Class A)                            31,865
   5,278    Houghton Mifflin Company            244,767
   1,207   +The Houston Exploration Company      46,017
  10,563    Hudson United Bancorp               221,163
   4,222    Hughes Supply, Inc.                  75,743
  29,042   +Humana Inc.                         442,890
   4,965   +Hutchinson Technology Incorporated   68,269
   2,019   +Hypercom Corporation                  6,309
   5,860   +Hyperion Solutions Corporation       90,464
   1,724   +Hyseq, Inc.                          24,782
   7,175    IDAcorp Inc.                        352,023
   5,472    IDEX Corporation                    181,260
   6,791   +IDEXX Laboratories, Inc.            149,402
   4,430   +IDT Corporation                      90,261
   2,640   +IDX Systems Corporation              66,000
   2,116   +IGEN International, Inc.             26,053
   3,114   +IHOP Corp.                           67,535
   1,403   +II-VI Incorporated                   21,308
  29,030    IKON Office Solutions, Inc.          72,575
   4,512   +ILEX Oncology, Inc.                 118,722
   3,077   +IMPATH Inc.                         204,620
   1,105   +IMPCO Technologies, Inc.             13,260
   2,076   +IMPSAT Fiber Networks Inc.            9,082
   3,464   +IMRglobal Corp.                      18,619
   2,584   +INAMED Corporation                   52,810
   4,794    IRT Property Company                 38,951
   3,360   +I-STAT Corporation                   88,830
   9,827   +ITC/\ DeltaCom, Inc.                 52,974
   2,978   +ITT Educational Services, Inc.       65,516
   1,452   +ITXC Corp.                           10,073
   3,286   +IVEX Packaging Corporation           35,941
   1,120   +IXYS Corporation                     16,380
   2,261   +iBasis, Inc.                          9,327
   1,707   +iBEAM Broadcasting Corporation        1,814
   1,686   +Ibis Technology Corporation          32,455
   4,484   +Identix Incorporated                 35,199

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   6,115   +iGATE Capital Corporation      $     17,581
   3,996   +Illuminet Holdings, Inc.             91,658
   6,871   +Imation Corp.                       106,500
  12,400   +Imatron Inc.                         17,050
   2,193   +Immersion Corporation                16,482
   5,449   +The Immune Response Corporation      14,304
   6,540   +ImmunoGen, Inc.                     140,201
   5,802   +Immunomedics, Inc.                  124,743
   7,447   +Imperial Bancorp                    195,484
  12,791    Independence Community
            Bank Corp.                          203,857
   2,974    Independent Bank Corp.               37,175
   2,136   +Indus International, Inc.             4,539
  12,977   +IndyMac Mortgage Holdings, Inc.     382,822
   6,994   +InFocus Corporation                 103,161
   1,333   +Infogrames, Inc.                      7,415
   9,936   +Informatica Corporation             393,093
   4,085   +Information Architects Corp.          7,404
   1,520   +Information Holdings Inc.            35,625
     252   +Inforte Corp.                         3,465
   4,678   +infoUSA Inc.                         15,788
   2,792    Ingles Markets, Incorporated
            (Class A)28,095
   5,993   +Inhale Therapeutic Systems          302,646
   7,364    Innkeepers USA Trust                 81,464
   9,219   +Inprise Corporation                  50,993
   6,404   +Input/Output, Inc.                   65,241
   7,770   +Insight Communications Company,
            Inc.                                182,595
   5,539   +Insight Enterprises, Inc.            99,356
   3,410   +Insignia Financial Group, Inc.       40,494
   3,835   +Insituform Technologies, Inc.
            (Class A)                           152,921
   1,094   +Insurance Auto Auctions, Inc.        13,128
   2,940    Integra Bank Corporation             75,154
   2,183   +Integrated Circuit Systems, Inc.     36,156
   5,450   +Integrated Electrical Services, Inc. 32,359
   4,566   +Integrated Silicon Solution, Inc.    65,636
  14,500   +Intelect Communications, Inc.         5,437
   6,757   +InteliData Technologies Corporation  17,526
   4,216    Inter-Tel Inc.                       32,410
   3,124   +Interact Commerce Corporation        26,163
     700   +Interactive Intelligence, Inc.       16,887
   1,778   +The InterCept Group, Inc.            47,450
   8,742   +InterDigital Communications
            Corporation                          47,261
   8,020    Interface, Inc.                      69,674
   7,593   +Intergraph Corp.                     45,558
   5,577   +Interliant Inc.                      17,777
   2,201   +Interlink Electronics, Inc.          27,925
   2,367   +Interlogix Inc.                      44,677
   9,422   +Intermedia Communications Inc.       67,721
   1,162   +Intermune Pharmaceuticals, Inc.      51,854
   2,946    International Bancshares
            Corporation                         100,532
   4,649   +International FiberCom, Inc.         22,954
   3,188    International Multifoods             64,756
   1,924   +International Specialty Products Inc.12,867

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,958   +internet.com Corporation        $    11,626
   4,030   +Internet Pictures Corporation         3,904
   1,867    Interpool, Inc.                      31,856
   7,226    Interstate Bakeries Corporation     101,616
   4,718   +InterTAN, Inc.                       54,847
  11,241   +Intertrust Technologies Corporation  37,938
   6,535   +InterVoice-Brite, Inc.               47,379
   3,400   +InterWorld Corporation                1,700
   6,263   +Interwoven, Inc.                    412,967
   1,069   +IntraBiotics Pharmaceuticals, Inc.   10,289
   3,168   +IntraNet Solutions, Inc.            161,568
   1,842   +Intraware, Inc.                       2,705
   2,251   +Intrusion.com, Inc.                  10,692
   4,211    Invacare Corp.                      144,227
   5,117   +Investment Technology Group, Inc.   213,635
   5,595    Investors Financial Services        481,170
   6,374   +Invitrogen Corporation              550,554
  48,664   +Iomega Corporation                  163,998
   2,721   +Ionics, Inc.                         77,208
   1,512    Irwin Financial Corporation          32,035
   7,393   +Isis Pharmaceuticals, Inc.           78,551
   5,267   +Isle of Capri Casinos, Inc.          55,962
   2,513   +iVillage Inc.                         2,670
   6,500   +iXL Enterprises, Inc.                 6,500
   3,416    J.B. Hunt Transport Services, Inc.   57,431
   9,907   +J.D. Edwards & Company              176,468
   4,263    The J.M. Smucker Company            119,151
   3,972   +JAKKS Pacific, Inc.                  36,244
   3,580   +JDA Software Group, Inc.             46,764
   5,133    JDN Realty Corporation               54,217
   6,807    JLG Industries, Inc.                 72,324
   1,043   +JNI Corp.                            23,663
   1,708    JP Realty, Inc.                      26,901
   7,401   +Jack in the Box Inc.                217,867
   4,345   +Jacobs Engineering Group Inc.       200,685
   4,253    Jeffries Group, Inc.                132,906
   4,847    John H. Harland Company              68,464
   1,082    The John Nuveen Company (Class A)    62,215
   8,395    John Wiley & Sons, Inc. (Class A)   180,493
   5,430   +Jones Lang Lasalle Inc.              75,341
   8,259   +Journal Register Co.                132,660
   3,348   +Juno Online Services, Inc.            2,197
   4,079   +Jupiter Media Metrix, Inc.           37,986
   4,321   +Kaiser Aluminum Corporation          15,934
   3,768    Kaman Corp. (Class A)                63,585
   1,125    Kansas City Life Insurance Company   39,727
  11,755    Kansas City Power & Light Company   322,528
   9,169    Kaufman and Broad Home
            Corporation                         308,881
   6,026    Kaydon Corp.                        149,897
   1,588    Keithley Instruments, Inc.           68,383
   4,271    Kellwood Co.                         90,225
   2,924    Kelly's Services, Inc. (Class A)     69,079
   5,966    Kennametal Inc.                     173,760

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
   1,360   +Kenneth Cole Productions, Inc.
            (Class A)                       $    54,740
   4,997   +Kent Electronics Corporation         82,451
   2,875   +Key3Media Group, Inc.                35,039
  18,667   +Key Energy Services, Inc.           194,837
   2,222   +Key Production Company, Inc.         74,576
   3,178   +Keynote Systems, Inc.                45,088
   6,817   +kforce.com, Inc.                     20,877
   5,162    Kilroy Realty Corporation           147,440
   5,747    Kimball International, (Class B)     83,331
   4,112   +Kirby Corporation                    86,352
   1,030   +Knight Transportation, Inc.          19,827
   4,299    Koger Equity, Inc.                   66,903
   6,752   +Korn/Ferry International            143,480
   1,318   +Kos Pharmaceuticals, Inc.            23,230
     668   +Krispy Kreme Doughnuts, Inc.         55,444
   2,432   +Kronos, Inc.                         75,240
   8,680   +Kulicke and Soffa Industries         97,650
   3,091   +Kv Pharmacecutical Co Cl B           74,957
   2,237   +LCC International, Inc. (Class A)    24,327
   3,964    LNR Property Corp.                   87,208
   8,543   +LTX Corporation                     110,659
   9,053    The LTV Corporation                   3,112
  11,058    La-Z-Boy Inc.                       174,163
   5,763   +Labor Ready, Inc.                    19,090
   3,220   +Laboratory Corporation of
            America Holdings                    566,720
   6,610   +LaBranche & Co. Inc.                202,018
   2,950    Laclede Gas Company                  68,956
   6,169    Lancaster Colony Corporation        173,118
   4,219    Lance, Inc.                          53,397
   2,690   +Land's End, Inc.                     67,573
   1,509    LandAmerica Financial Group, Inc.    61,020
   4,864    Landry's Seafood Restaurants         48,336
   1,822   +Landstar System, Inc.               101,007
   2,536   +Lante Corporation                     3,962
   1,283    LaSalle Hotel Properties             19,486
   3,196   +Latitude Communications, Inc.        12,384
     777    Lawson Products, Inc.                21,125
   4,872   +Leap Wireless International, Inc.   121,800
  12,112   +Lear Corporation                    300,529
   2,128   +Learning Tree International, Inc.   105,336
   8,062    Lee Enterprises, Incorporated       240,348
  15,623   +Legato Systems, Inc.                116,196
   9,211    Lennar Corporation                  333,899
   7,275    Lennox International Inc.            56,381
   6,737    Leucadia National Corporation       238,742
     842   +Level 8 Systems, Inc.                 5,131
   1,685   +Lexicon Genetics Incorporated        28,013
   3,999    Lexington Corporate Properties Trust 47,238
   2,549    Libbey, Inc.                         77,426
   2,755    The Liberty Corporation             112,094
   2,463    Liberty Financial Companies, Inc.   109,757
     360   +Liberty Livewire Corporation (Class A)2,767

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   2,372   +LifeMinders, Inc.               $     8,302
   6,047   +LifePoint Hospitals, Inc.           303,106
   9,277   +Ligand Pharmaceuticals Incorporated
            (Class B)                           129,878
   3,391   +Lightbridge, Inc.                    44,507
   2,336   +LightPath Technologies, Inc.
            (Class A)                            32,412
   7,475   +Lincare Holdings Inc.               426,542
   6,360    Lincoln Electric Holdings, Inc.     124,815
   2,010    Lindsay Manufacturing Co.            45,476
   7,278   +Linens 'n Things, Inc.              201,055
     352    Liqui-Box Corporation                13,112
   3,842   +Littelfuse Inc.                     109,977
   2,574   +LodgeNet Entertainment Corporation   45,367
   4,984    Lone Star Steakhouse & Saloon, Inc.  47,971
   4,542   +Lone Star Technology                174,867
   5,247    Longs Drug Stores Corporation       126,584
   9,320    Longview Fibre Company              125,820
   7,430   +LookSmart, Ltd.                      18,111
     400   +Loudeye Technologies, Inc.              475
   4,211   +Louis Dreyfus Natural Gas Corp.     192,916
  20,011    Louisiana-Pacific Corporation       202,611
  10,244    The Lubrizol Corporation            263,783
   4,423    Luby's Cafeterias Inc.               26,538
     803   +Luminex Corporation                  20,928
   1,721   +Lynx Therapeutics, Inc.              15,489
   1,288   +M.S. Carriers, Inc.                  42,182
   4,267    MAF Bancorp, Inc.                   121,343
   1,944   +MAXIMUS, Inc.                        67,919
   2,025   +MCK Communications, Inc.             17,086
   2,106   +MCSi, Inc.                           45,016
   3,819    MDC Holdings, Inc.                  125,836
  11,277    MDU Resources Group                 366,502
   6,170   +MEMC Electronic Materials, Inc.      59,772
   1,299   +META Group, Inc.                      8,443
   3,261   +MGI Pharma, Inc.                     53,806
   7,131   +MIPS Technologies, Inc. (Class A)   190,309
     813   +MKS Instruments, Inc.                12,601
   3,469   +MP3.com, Inc.                        12,467
   9,453   +MRV Communications, Inc.            126,434
   7,216   +MTI Technology Corporation           28,413
   3,087    MacDermid, Inc.                      58,653
   6,213    Macerich Company                    119,212
   2,708    Madison Gas & Electric Co.           61,268
   2,850   +Magnetek, Inc.                       37,050
   7,200   +Mail.com, Inc.                        5,175
   7,876   +Mail-Well, Inc.                      33,965
     929   +The Management Network Group, Inc.   11,032
     793   +Manhattan Associates, Inc.           33,802
   4,965    The Manitowoc Co., Inc.             143,985
  14,370   +Manor Care, Inc.                    296,381
   3,782    Manu Home Communications            109,678
   8,470   +Manugistics Group, Inc.             482,790
   2,854   +MapInfo Corporation                 134,851
   3,661    Marcus Corporation                   50,796

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   2,952   +Marimba, Inc.                   $    13,284
     967   +Markel Corporation                  175,027
     519   +MarketWatch.com, Inc.                 1,557
   2,991   +Martek Biosciences Corporation       36,640
   2,010   +Martha Stewart Living Omnimedia,
            Inc. (Class A)                       40,326
   2,958    Mathews International Corp.
            (Class A)93,362
   4,766   +Matrix Pharmaceutical, Inc.          81,618
     929   +MatrixOne, Inc.                      16,896
   3,372   +Mattson Technology, Inc.             34,774
   3,533   +Maverick Tube Corporation            79,934
   4,202   +Maxim Pharmaceuticals, Inc.          26,788
  12,556   +Maxtor Corporation                   70,235
   1,265   +Maxygen Inc.                         30,992
   1,357   +McAfee.com Corporation                6,785
   3,707    The McClatchy Company (Class A)     158,011
   2,134    McGrath Rentcorp                     41,346
   2,251   +McMoRan Exploration Co.              29,826
   1,894   +Meade Instruments Corp.              12,429
   4,070   +Mechanical Technology Incorporated   14,245
   1,501    Medallion Financial Corp.            21,952
   2,376   +Media 100 Inc.                        6,088
   3,721    Media General, Inc. (Class A)       135,444
   3,743    Mediacom Communications
            Corporation                          64,333
   1,900   +Mediaplex, Inc.                       1,544
   3,013   +Medical Assurance, Inc.              50,279
   1,368   +MedicaLogic/Medscape, Inc.            3,163
   5,334   +Medicis Pharmaceutical (Class A)    315,373
  25,079    Meditrust Companies                  64,265
   2,410   +MedQuist Inc.                        38,560
   1,820   +MemberWorks Incorporated             38,675
   6,153   +The Men's Warehouse, Inc.           167,669
   4,270    Mentor Corporation                   83,265
  11,626   +Mentor Graphics Corporation         318,988
   3,117   +Mercator Software, Inc.              16,754
   2,908    Merchants New York Bancorp, Inc.     72,882
   4,168   +Mercury Computer Systems, Inc.      193,551
   4,783    Mercury General Corporation         209,854
   6,814    Meredith Corporation                219,326
   1,949   +The Meridian Resource Corporation    16,810
   6,919    Meristar Hospitality Corp.          136,218
   5,466   +Mesa Air Group, Inc.                 38,262
   1,686   +Mesaba Holdings, Inc.                21,180
   6,774    Metals USA, Inc.                     19,052
   1,622   +Metasolv Software, Inc.              14,801
   1,070   +Metawave Communications
            Corporation                           9,764
   6,548    Methode Electronics                 150,195
   3,813   +Metricom, Inc.                       38,368
  10,741    Metris Companies Inc.               282,623
   7,200   +Metrocall, Inc.                       3,375
  11,798   +Metromedia International Group, Inc. 30,675
   7,319   +Mettler-Toledo International        397,971

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   2,446    Michael Foods, Inc.             $    73,686
   5,765   +Michael's Stores                    152,772
   6,166   +Micron Electronics, Inc.             24,086
   3,382   +Micros Systems, Inc.                 61,721
   2,135   +Microsemi Corporation                59,380
   5,043   +MicroStrategy Incorporated           47,908
   2,261   +Microvision, Inc.                    39,567
   8,730   +Mid Atlantic Medical Services, Inc. 172,963
   2,884    Mid-America Apartment
            Communities, Inc.                    65,070
   1,676    Mid-State Bancshares                 59,498
   1,231    MidAmerica Bancorp                   28,005
   2,945    Midas Group, Inc.                    35,156
   2,643    Midcoast Energy Resources, Inc.      57,650
     992    The Midland Company                  27,528
   4,945   +Midway Games Inc.                    35,110
   2,191   +Midwest Express Holdings             32,180
   7,202    Milacron Inc.                       115,682
  11,614    Millennium Chemicals Inc.           210,504
   3,411    Mills Corp.                          56,495
   1,445    Mine Safety Appliances Company       36,306
   4,012    Minerals Technologies, Inc.         137,160
   2,811   +Miravant Medical Technologies        26,090
   1,605    Mississippi Valley Bancshares, Inc.  47,147
   4,054    Mitchell Energy & Development
            Corp. (Class A)                     248,308
   2,104   +Mobile Mini, Inc.                    48,392
   2,059   +Modem Media Inc.                      6,820
   3,994    Modine Manufacturing Co.             82,876
  16,017   +Modis Professional Services, Inc.    66,070
   7,489   +Mohawk Industries, Inc.             205,011
   2,962   +Molecular Devices Corporation       202,712
   2,345   +Monaco Coach Corporation             41,477
   1,275   +Moog Inc. (Class A)                  36,975
   3,708    Morgan Keenan, Inc.                  98,262
   2,035    Morrison Management Specialists,
            Inc.                                 71,042
   6,400   +Motient Corporation                  25,600
     200   +Mount10, Inc.                         6,197
   5,977   +Mpower Communications Corp.          30,632
   6,584   +Mueller Industries, Inc.            176,534
   2,925   +Multex.com Inc.                      38,756
   4,101   +Musicland Stores Corporation         50,750
   2,846    Myers Industries, Inc.               41,267
   3,300   +MyPoints.com, Inc.                    3,919
   3,629   +Myriad Genetics, Inc.               300,300
     982    NACCO Industries, Inc. (Class A)     42,901
   6,910   +NBC Internet, Inc. (Class A)         24,185
   3,362    NBT Bancorp Inc.                     49,169
  11,304   +NBTY Inc.                            53,694
     330    NCH Corporation                      12,540
   3,280   +NCI Building Systems, Inc.           61,705
   3,930   +NCO Group, Inc.                     119,374
   1,105   +NEON Communications, Inc.             7,183
     591   +NEON Systems, Inc.                    3,694

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,350   +NETsilicon, Inc.                $     5,020
   1,908   +NHancement Technologies Inc.          9,182
   3,796    NL Industries, Inc.                  92,053
   1,495   +NPC International, Inc.              16,165
   3,815   +NPS Pharmaceuticals, Inc.           183,120
   3,486   +NS Group, Inc.                       32,943
   2,677    NTELOS Inc.                          47,182
   2,681    NUI Corporation                      86,295
   1,614   +NVR, Inc.                           199,490
   3,771   +NYFIX, Inc.                          91,211
   7,191   +Nabi                                 33,258
   2,518   +Nanogen, Inc.                        22,662
   1,002   +Nanometrics Incorporated             13,840
   6,320    National Data Corporation           231,470
   2,012    National Golf Properties, Inc.       41,372
   3,693    National Health Investors, Inc.      27,236
   3,720   +National Information Consortium,
            Inc.                                  5,696
   3,048    National Penn Bancshares, Inc.       61,532
     688    National Presto Industries, Inc.     21,113
     830   +National Processing, Inc.            14,110
   8,001    National Service Industries, Inc.   205,526
   6,134    National Steel Corp.                  7,284
     398   +National Western Life Insurance
            Company (Class A)                    41,019
   5,625   +NationsRent, Inc.                     8,789
   8,029    Nationwide Health Properties, Inc.  103,373
   6,090   +Natural MicroSystems Corporation     60,139
   5,475   +Nautica Enterprises, Inc.            83,408
   7,287   +Navigant Consulting, Inc.            27,782
   6,701   +The Neiman Marcus Group,
            Inc. (Class A)                      238,304
   3,981   +NeoRx Corporation                    20,900
   2,245   +Neose Technologies, Inc.             74,085
   4,973   +Net.B@nk, Inc.                       32,635
     634   +net.Genesis Corp.                     2,061
   2,013   +Net2000 Communications, Inc.          3,460
   2,142   +Net2Phone, Inc.                      15,797
   3,008   +Net Perceptions, Inc.                 6,298
   4,039   +Netcentives Inc.                     15,399
     891   +NetCreations, Inc.                    6,098
     835   +netGuru, Inc.                         3,288
   4,950   +NetIQ Corporation                   432,506
   7,300   +NetManage, Inc.                       6,844
   2,123   +NetObjects Inc.                         995
     593   +NetRatings, Inc.                      8,710
   2,321   +NetScout Systems, Inc.               23,210
     831   +NetSolve, Incorporated                6,336
   4,772   +Netegrity, Inc.                     259,478
   2,336   +Netopia, Inc.                        10,074
     800   +Netpliance, Inc.                        425
   6,268   +Netro Corporation                    43,484
     789   +Netsol International, Inc.            5,252
   2,400   +Network Access Solutions
            Corporation                           1,500

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   4,700   +Network Commerce Inc.             $   3,525
   3,635   +Network Equipment Technologies,
            Inc.                                 23,400
   3,207   +Network Peripherals Inc.             20,645
   2,482   +Network Plus Corp.                    6,205
   4,300   +NetZero, Inc.                         3,763
   3,846   +Neurocrine Biosciences, Inc.        127,399
   2,799   +Neurogen Corporation                 98,315
   1,886    New England Business Services, Inc.  34,420
   4,572   +New Era of Networks, Inc.            26,861
   3,003    New Jersey Resources Corporation    129,880
  16,821    New Plan Excel Realty Trust         220,776
   3,405    New York Community Bancorp, Inc.    125,134
  13,800   +Newpark Resources, Inc.             131,963
   5,680    Newport News Shipbuilding Inc.      295,360
   1,991   +Nexell Therapeutics Inc.              6,035
   6,766   +NextCard, Inc.                       54,128
   1,508   +Niku Corporation                     11,027
   5,396    Nordson Corporation                 137,598
   1,440   +Nortek, Inc.                         34,110
   3,408    North Pittsburgh Systems, Inc.       37,488
   2,209    Northwest Bancorp, Inc.              20,019
   4,320    Northwest Natural Gas Company       114,480
   3,858    Northwestern Corporation             89,216
   2,900   +Novadigm, Inc.                       18,306
   3,622   +Noven Pharmaceuticals, Inc.         135,372
   3,039   +Novoste Corporation                  83,573
   7,506    Nu Skin Enterprises, Inc. (Class A)  39,876
     914   +Nuance Communications Inc.           39,416
   1,309   +Nucentrix Broadband Networks, Inc.   14,726
   2,871   +Nuevo Energy Company                 49,704
     928   +Numerical Technologies, Inc.         16,762
   6,200   +Nx Networks, Inc.                     3,875
   1,838   +O'Charley's Inc.                     32,739
  14,805    OGE Energy Corp.                    361,797
   4,388    OM Group, Inc.                      239,695
   5,649    ONEOK, Inc.                         271,858
   3,795   +ONYX Software Corporation            41,745
     709   +ORATEC Interventions, Inc.            3,634
   6,198   +O'Reilly Automotive, Inc.           165,797
   5,153   +OSI Pharmaceuticals, Inc.           412,884
     927   +OTG Software, Inc.                   14,962
   7,768   +Oak Technology, Inc.                 67,485
   4,596   +Oakley, Inc.                         62,046
   3,637   +Objective Systems Integrators, Inc.  64,102
   4,500   +Oceaneering International, Inc.      87,469
   2,728    OceanFirst Financial Corp.           67,177
   3,605   +Ocular Sciences, Inc.                41,908
   5,430   +Ocwen Financial Corporation          34,616
  19,800   +OfficeMax, Inc.                      56,925
   4,515   +Offshore Logistics, Inc.             97,284
   9,811   +Ogden Corporation                   150,844
  12,219    Ohio Casualty Corporation           122,190
   7,221    Olin Corporation                    159,765
   2,016    Omega Financial Corporation          54,432

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
  17,621    Omnicare, Inc.                  $   381,054
   5,010    Omnova Solutions Inc.                30,060
   4,700   +On2.com Inc.                          2,726
   4,294   +On Assignment, Inc.                 122,379
   1,260   +On Command Corporation               11,025
   2,501    Oneida Ltd.                          46,425
   1,700   +Onvia.com, Inc.                       1,434
   6,582   +Open Market, Inc.                     7,199
     618   +Optical Cable Corporation             5,601
   6,167   +Orbital Sciences Corporation         25,439
   1,243   +Orchid Biosciences                   17,402
     797   +Organic, Inc.                           648
   5,809   +Organogenesis Inc.                   52,223
   1,731    Oriental Financial Group Inc.        23,044
   7,789   +Orthodontic Centers of America,
            Inc.                                243,406
   2,406    OshKosh B'Gosh, Inc. (Class A)       44,511
   3,003    Oshkosh Truck Corporation           132,132
   1,827   +Osicom Technologies, Inc.            29,346
   4,330    Otter Tail Power Company            120,158
   4,365    Overseas Shipholding Group, Inc.    100,122
   6,541    Owens & Minor, Inc.                 116,103
   9,400    Owens Corning                         7,638
  13,559   +P-Com, Inc.                          41,524
   1,501    P.F. Chang's China Bistro, Inc.      47,188
   4,546    P.H. Glatfelter Company              56,598
   4,098   +PAREXEL International Corporation    44,310
   2,602   +PC-Tel, Inc.                         27,972
     806   +PC Connection, Inc.                   8,362
  21,956   +PETsMART, Inc.                       63,124
   1,946    PFF Bancorp, Inc.                    40,623
   1,976   +PICO Holdings, Inc.                  24,577
   2,772   +PLX Technology, Inc.                 23,042
   2,675    PMA Capital Corporation (Class A)    46,144
   1,484   +PRAECIS Pharmaceuticals Incorporated 43,407
   3,720   +PRI Automation, Inc.                 69,750
   4,712    PS Business Parks, Inc.             130,994
  14,243   +PSS World Medical, Inc.              71,215
   3,026   +Pac-West Telecomm, Inc.              10,402
   4,462    Pacific Capital Bancorp             125,494
   3,815    Pacific Gulf Properties, Inc.        23,367
   2,171    Pacific Northwest Bancorp            29,987
   6,149   +Pacific Sunwear of California, Inc. 157,568
   8,328   +Packaging Corp. of America          134,289
   2,175   +Packard BioScience Company           25,284
   2,996   +Packeteer, Inc.                      37,076
  31,017   +Pactiv Corporation                  383,835
   3,227   +Palm Harbor Homes, Inc.              50,825
   3,606    Pan Pacific Retail Properties, Inc.  80,459
   3,987   +Papa John's International, Inc.      88,711
   1,321   +Paradigm Genetics, Inc.              13,210
   3,334   +Paradyne Networks, Inc.               6,043
   2,984    Park Electrochemical Corp.           91,572
   1,570    Park National Corporation           140,809
  13,850   +Parker Drilling Company              70,116

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,551   +ParkerVision, Inc.              $    56,805
   1,494    Parkway Properties, Inc.             44,353
   2,602    Patina Oil & Gas Corporation         62,448
   6,490   +Patterson Energy, Inc.              241,753
   6,444   +Paxar Corporation                    65,648
   5,618   +Paxson Communications Corporation    67,065
   4,285   +Payless ShoeSource, Inc.            303,164
   4,824   +Pegasus Systems, Inc.                33,467
     933    Penn Engineering &
            Manufacturing Corp.                  32,888
   1,075   +Penn National Gaming, Inc.           10,952
     854    Penn Virginia Corporation            28,342
   3,040   +Pennaco Energy, Inc.                 59,660
   2,786    Pennsylvania Real Estate
            Investment Trust                     53,282
  15,181    Pennzoil-Quaker State Company       195,455
   3,730    Penton Media, Inc.                  100,244
   5,897    People's Bank                       152,585
   6,771    Peoples Energy Corporation          303,002
  10,037    The Pep Boys-Manny, Moe & Jack       36,384
   5,302   +Per-Se Technologies, Inc.            18,474
  13,641   +Peregrine Pharmaceuticals, Inc.      12,788
   2,632   +Performance Food Group Company      134,931
   3,667   +Pericom Semiconductor Corporation    67,840
  11,293   +Perot Systems Corporation (Class A) 103,754
  10,265   +Perrigo Company                      85,007
   2,355   +Persistence Software, Inc.           10,450
   3,246   +Pharmaceutical Product
            Development, Inc.                   161,286
   3,551   +Pharmacopeia, Inc.                   77,456
   3,091   +Pharmacyclics, Inc.                 105,867
   1,763   +Philadelphia Consolidated
            Holding Corp.                        54,433
   7,664    Philadelphia Suburban Corporation   187,768
   3,356    Phillips-Van Heusen Corporation      43,628
   7,683    Phoenix Investment Partners, Ltd.   120,527
   4,779   +Phoenix Technologies Ltd.            64,442
   1,516   +Photogen Technologies, Inc.           2,558
   2,262   +Photon Dynamics, Inc.                50,895
   4,430   +Photronics, Inc.                    103,828
   5,491    Piedmont Natural Gas Company, Inc.  209,688
  17,736    Pier 1 Imports, Inc.                182,903
   2,358    Pilgrim's Pride Corporation          18,422
   3,477   +Pinnacle Entertainment, Inc.         46,940
   8,933   +Pinnacle Systems, Inc.               65,881
  18,247   +Pioneer Natural Resources Company   359,238
   6,431    Pioneer-Standard Electronics, Inc.   70,741
  10,156    Pittston Brink's Group              201,851
   1,228   +Pixelworks, Inc.                     27,477
   2,454   +Plains Resources Inc.                51,841
   8,998   +Plantronics, Inc.                   422,906
   3,194   +Playboy Enterprises, Inc.            31,740
   4,866   +Playtex Products, Inc.               46,835
   6,703   +Plexus Corporation                  203,708

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
             SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   7,838    Pogo Producing Company          $   243,958
   4,061    Polaris Industries, Inc.            161,425
   7,388    Polaroid Corporation                 42,943
  10,375   +Polo Ralph Lauren Corporation       231,492
   2,028   +PolyMedica Corporation               67,685
   3,097    Polymer Group, Inc.                  16,646
  15,571    PolyOne Corporation                  91,480
   3,105    Pope & Talbot, Inc.                  52,203
   5,084    Potlatch Corporation                170,632
   5,328   +Power Integrations, Inc.             61,272
   3,756   +Pre-Paid Legal Services, Inc.        95,778
   9,299    Precision Castparts Corp.           391,139
     600   +Predictive Systems, Inc.              4,294
   3,388    Premier National Bancorp, Inc.       70,513
   6,973    Prentiss Properties Trust           187,835
   4,442    Presidential Life Corporation        66,352
   4,691   +Presstek, Inc.                       49,256
   8,074   +Price Communications Corporation    135,744
     648   +PriceSmart, Inc.                     21,303
   1,992   +Prima Energy Corporation             69,720
   2,385    Prime Group Realty Trust             34,284
   8,073   +Prime Hospitality Corp.              93,849
   1,435    Primex Technologies, Inc.            45,741
   2,380   +Primus Knowledge Solutions, Inc.     15,470
   5,369   +Primus Telecommunications Group,
            Incorprorated                        12,416
   3,901   +Priority Healthcare Corporation
            (Class B)                           159,210
   1,990   +Private Media Group, Inc.            15,360
     280   +Prize Energy Corporation              5,810
   2,519   +ProBusiness Services, Inc.           66,911
     912   +Procom Technology, Inc.              11,828
   3,580   +Prodigy Communications
            Corporation (Class A)                 5,370
     890   +Professional Detailing, Inc.         94,131
   4,769   +The Profit Recovery Group
            International, Inc.                  30,402
   6,019   +Progress Software Corporation        86,899
   2,811   +Project Software & Development, Inc. 30,174
   2,782    Promistar Financial Corp.            48,381
   4,151   +ProsoftTraining.com                  50,331
   4,692    Provident Bancshares Corporation     97,946
   4,382    Provident Financial Group, Inc.     164,325
   5,776   +Province Healthcare Company         227,430
   4,631   +Proxim, Inc.                        199,133
   6,878    Public Service Company of
            New Mexico                          184,416
   1,855    Pulitzer Inc.                        86,907
   5,959    Pulte Corporation                   251,395
   5,832   +Puma Technology, Inc.                24,239
   3,664   +PurchasePro.com, Inc.                64,120
   8,595   +Pure Resources, Inc.                174,049
   2,553   +QRS Corporation                      32,710
   2,444    Quanex Corporation                   49,186

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
  14,288   +Quantum Corporation--
            Hard Disk Drive                 $   114,304
   4,347   +QuickLogic Corporation               30,157
   4,549   +Quiksilver, Inc.                     88,137
   3,200   +Quintus Corporation                   9,500
   3,000   +Quokka Sports, Inc.                   1,688
  13,870   +Quorum Health Group, Inc.           218,453
   2,937    R & G Financial Corporation
            (Class B)                            41,852
   6,277   +R.H. Donnelley Corporation          152,610
   3,395   +RARE Hospitality International,
            Inc.                                 75,751
   6,868   +REMEC, Inc.                          66,105
   4,414    RFS Hotel Investors, Inc.            57,658
   6,888    RGS Energy Group Inc.               223,430
   1,144    RLI Corp.                            51,123
   1,981    RPC, Inc.                            28,725
  20,346    RPM, Inc.                           174,213
   2,821   +RTI International Metals, Inc.       40,376
   2,831   +Radiant Systems, Inc.                58,036
   2,575   +RadiSys Corporation                  66,628
   4,065   +Rainbow Technologies, Inc.           64,278
   5,824   +Ralcorp Holdings, Inc.               95,368
   3,454   +Ramp Networks, Inc.                  19,753
   5,720   +Rare Medium Group, Inc.              10,904
   6,963    Raymond James Financial, Inc.       242,835
   5,179    Rayonier Inc.                       206,189
   4,833   +Rayovac Corporation                  68,568
   2,062   +Razorfish, Inc.                       3,351
   4,876    Realty Income Corporation           121,291
  10,251    Reckson Associates Realty
            Corporation                         256,916
   8,600   +Reebok International Ltd.           235,124
   3,700    Regal-Beloit Corporation             63,122
   5,701    Regency Realty Corporation          135,042
   3,236   +Regeneron Pharmaceuticals, Inc.     114,120
   3,474   +Regent Communications, Inc.          20,627
   6,999    Regis Corporation                   101,486
     729   +Register.com, Inc.                    5,103
   2,583   +RehabCare Group, Inc.               132,702
  34,505    Reliance Group Holdings, Inc.           207
   3,581    Reliance Steel & Aluminum Co.        88,630
   4,635   +Remedy Corporation                   76,767
   8,730   +Renal Care Group, Inc.              239,393
   3,358   +Rent A Center Inc.                  115,851
   4,631   +Rent-Way, Inc.                       20,550
   8,312    Republic Bancorp Inc.                89,874
   9,941    Republic Security Financial
            Corporation                          71,762
   2,919   +Res-Care, Inc.                       13,136
   1,724   +Research Frontiers Incorporated      30,170
   5,713   +ResMed Inc.                         227,806
   6,502   +Respironics, Inc.                   185,307
   8,700   +Retek Inc.                          212,063
   1,336   +Revlon, Inc. (Class A)                6,627

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   6,000   +Rhythms NetConnections Inc.     $     6,750
   1,600   +Ribozyme Pharmaceuticals, Inc.       22,900
   1,057   +Rica Foods, Inc.                      5,681
   5,676    Richmond County Financial Corp.     148,286
   2,957    Riggs National Corporation           41,213
   1,282   +Rightchoice Managed Care, Inc.       44,630
   1,951    Riviana Foods Inc.                   38,288
   1,883    Roadway Express, Inc.                39,896
   1,163    Robbins & Myers, Inc.                28,057
   1,776   +The Robert Mondavi Corporation
            (Class A)                            96,126
   6,889   +Robotic Vision Systems, Inc.         18,945
   1,909    Rock-Tenn Company (Class A)          14,198
   2,577   +Rogers Corporation                  105,818
   3,221    Rollins, Inc.                        64,621
   8,080    Rollins Truck Leasing Corp.          64,640
   5,939    Roper Industries, Inc.              196,358
  12,647    Roslyn Bancorp, Inc.                345,421
  12,029    Ruby Tuesday, Inc.                  183,442
   5,037    Ruddick Corporation                  57,611
     712   +Rudolph Technologies, Inc.           21,494
   1,720   +Rural Cellular Corporation (Class A) 50,955
   1,573    Russ Berrie and Company, Inc.        33,230
   5,156    Russell Corporation                  79,596
   6,924   +Ryan's Family Steak Houses, Inc.     65,345
  11,413    Ryder System, Inc.                  189,741
   3,670    Ryerson Tull, Inc.                   30,278
   2,156    The Ryland Group, Inc.               87,857
   4,838    S&T Bancorp, Inc.                   104,622
   5,019   +SAGA Systems, Inc.                   57,405
   2,716   +SAVVIS Communications Corporation     2,377
   4,893   +SBA Communications Corporation      200,919
   2,465   +SBS Technologies, Inc.               73,796
   2,397   +SCM Microsystems, Inc.               79,101
   3,056   +SCP Pool Corporation                 91,871
   2,202    SCPIE Holdings Inc.                  52,022
   3,380   +SEACOR SMIT Inc.                    177,873
   3,981    SEMCO Energy, Inc.                   61,954
   2,773   +SERENA Software, Inc.                94,932
   7,155   +SICOR Inc.                          103,300
   3,951   +SIPEX Corporation                    94,577
   7,834   +SITEL Corporation                    22,523
     293    SJW Corp.                            29,886
   4,338    SL Green Realty Corp.               121,464
   2,580    SLI, Inc.                            16,609
  16,590   +SONICblue Incorporated               68,434
   2,277   +SPS Technologies, Inc.              124,808
   1,470   +SPSS Inc.                            32,432
   2,800   +STAAR Surgical Company               35,175
  11,442   +STERIS Corporation                  184,502
   1,732   +SVI Holdings, Inc.                    1,732
     693   +Saba Software, Inc.                  10,915
     944   +Saga Communications, Inc. (Class A)  14,042
   3,267   +Sagnet Technology, Inc.               4,492

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   3,825   +Salem Communications
            Corporation (Class A)           $    57,136
   2,053   +Salton, Inc.                         42,471
   2,288   +Sanchez Computer Associates, Inc.    18,876
   2,212    Sandy Spring Bancorp, Inc.           50,323
   3,299   +SangStat Medical Corporation         39,176
     977    Santander BanCorp                    18,807
   1,570   +SatCon Technology Corporation        15,504
   3,241    Sauer-Danfoss, Inc.                  30,384
   2,617    Saul Centers, Inc.                   48,742
   2,783   +Scholastic Corporation              246,643
   3,682   +School Specialty, Inc.               73,870
   2,746    Schweitzer-Manduit International,
            Inc.                                 52,586
   6,310   +SciClone Pharmaceuticals, Inc.       25,240
   1,697   +Scientific Learning Corporation       7,159
   4,207   +SciQuest.com, Inc.                    5,522
   1,998   +Scott Technologies, Inc.             44,705
   2,672   +The Scotts Company (Class A)         98,697
   2,975   +SeaChange International, Inc.        60,430
   3,868    Seacoast Financial Services
            Corporation                          46,416
   4,863   +Secure Computing Corporation         48,022
   6,161   +Security Capital Group
            Incorporated (Class B)              123,605
     595   +SeeBeyond Technology
            Corporation                           6,099
   3,960   +Seitel, Inc.                         73,013
     803   +Selectica, Inc.                      19,423
   4,329    Selective Insurance Group, Inc.     104,978
   5,000   +Seminis, Inc. (Class A)               3,125
   3,432   +Semitool, Inc.                       33,248
   1,902    Senior Housing Properties Trust      17,712
   8,901    Sensient Technologies Corporation   202,498
  13,430   +Sensormatic Electronics Corporation 269,439
   1,015   +Sequa Corporation (Class A)          36,921
   1,219   +Sequenom Inc.                        17,066
   1,324   +Sequoia Software Corporation          2,524
  52,932   +Service Corporation International    92,631
   6,368   +The Shaw Group Inc.                 318,400
   4,988   +ShopKo Stores, Inc.                  24,940
   5,077    Shurgard Storage Centers,
            Inc. (Class A)                      124,069
  15,001    Sierra Pacific Resources            240,954
  32,709   +Silicon Graphics, Inc.              130,836
   5,732   +Silicon Image, Inc.                  31,168
   7,441   +Silicon Valley Bancshares           257,180
   6,150   +Silicon Valley Group, Inc.          176,813
   2,064   +SilverStream Software, Inc.          42,570
   1,373   +Simpson Manufacturing Co., Inc.      70,023
   8,969   +Sinclair Broadcast Group,
            Inc. (Class A)                       89,970
   6,247   +Sirius Satellite Radio Inc.         187,020
   2,907   +Skechers U.S.A., Inc. (Class A)      45,059
  15,584    Sky Financial Group, Inc.           261,032

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,916    Skyline Corporation             $    36,284
   8,408    SkyWest, Inc.                       241,730
   3,267   +Smart & Final Inc.                   27,770
   1,067   +SmartDisk Corporation                 4,135
     705   +SmartServ Online, Inc.                5,001
   9,999   +Smithfield Foods, Inc.              303,970
  11,076    Snap-On Incorporated                308,744
   5,711   +Sodexho Marriott Services, Inc.     126,356
   4,948   +SoftNet Systems, Inc.                 8,968
  19,472    Solutia Inc.                        233,664
   4,949   +Somera Communications, Inc.          42,994
   2,929   +Sonic Automotive, Inc.               20,137
   5,367   +Sonic Corp.                         125,118
   1,948   +Sonic Foundry, Inc.                   2,557
     291   +Sonic Innovations, Inc.               1,946
   4,320   +SonicWALL, Inc.                      70,200
   1,911    SonoSite, Inc.                       24,365
   7,411    Sotheby's Holdings, Inc. (Class A)  171,843
   2,603   +The Source Information
            Management Company                    9,761
   7,596    The South Financial Group, Inc.     100,647
   2,433    South Jersey Industries, Inc.        72,382
   5,459    Southern Peru Limited                70,285
   5,275   +Southern Union Company              139,788
   5,547   +Southwest Bancorporation
            of Texas, Inc.                      238,174
   5,174    Southwest Gas Corporation           113,181
   3,191    Southwest Securities Group, Inc.     82,567
   4,972    Southwestern Energy Company          51,585
   1,824    Sovran Self Storage, Inc.            36,252
   6,303   +Spanish Broadcasting System,
            Inc. (Class A)                       31,515
   2,594    Spartech Corporation                 53,339
     577   +Spectra-Physics Lasers, Inc.         14,569
   2,161   +SpectraLink Corporation              31,199
   4,999   +SpeedFam-IPEC, Inc.                  30,306
   2,310   +Speedway Motorsports, Inc.           55,440
   9,448   +Spherion Corporation                106,881
   3,773    Spiegel, Inc. (Class A)              16,271
   1,108   +Spinnaker Exploration Company        47,090
   3,646   +SportsLine USA, Inc.                 19,369
   2,677    Springs Industries, Inc. (Class A)   86,835
   5,656    St. Mary Land & Exploration
            Company                             188,416
   6,727   +Stamps.com Inc.                      18,709
   5,850    StanCorp Financial Group, Inc.      279,338
   2,509   +Standard Microsystems Corporation    50,807
   4,527    Standard Pacific Corp.              105,819
   1,969    The Standard Register Company        28,058
   1,735    Standex International Corporation    35,784
     891   +Stanford Microdevices, Inc.          32,076
   4,543   +Star Scientific, Inc.                11,074
   8,129   +StarBase Corporation                 19,052
   7,156   +StarMedia Network, Inc.              13,529
   1,213   +StarTek, Inc.                        18,650

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   1,929    State Auto Financial
            Corporation                     $    34,481
   6,468    Staten Island Bancorp, Inc.         138,254
   6,829   +Station Casinos, Inc.               102,008
   7,642   +Steel Dynamics, Inc.                 84,062
   5,540   +Stein Mart, Inc.                     64,403
     582    Stepan Company                       13,786
   2,954   +Stericycle, Inc.                    112,621
   5,482    Sterling Bancshares, Inc.           108,270
   2,306   +Steve Madden, Ltd.                   17,583
   5,735    Stewart & Stevenson Services, Inc.  130,202
  20,368    Stewart Enterprises, Inc. (Class A)  38,827
   2,693    Stewart Information Services
            Corporation                          59,751
   7,401   +Stillwater Mining Company           291,229
     761   +Stockwalk.com Group, Inc.             1,617
   3,236   +Stone Energy Corporation            208,884
   1,988   +Stoneridge, Inc.                     13,419
  17,300   +Storage Technology Corporation      155,700
   5,023    Storage USA, Inc.                   159,480
   1,050    Strayer Education, Inc.              26,841
   7,904    The Stride Rite Corporation          55,328
   7,080   +Structural Dynamics Research
            Corporation                          70,800
     869    The Student Loan Corporation         47,306
   3,698    Sturm, Ruger & Company, Inc.         34,900
   5,535   +Suiza Foods Corporation             265,680
   4,972    Summit Properties Inc.              129,272
   3,573    Sun Communities, Inc.               119,696
   9,960   +Sunbeam Corporation                   3,113
   6,108   +Sunglass Hut International, Inc.     31,304
   3,748   +Sunrise Assisted Living, Inc.        93,700
   9,717   +Sunrise Technologies International,
            Inc.                                 17,308
   3,192   +Superconductor Technologies Inc.     11,571
   3,945   +SuperGen, Inc.                       54,737
   9,075   +Superior Energy Services, Inc.      104,363
   3,239    Superior Industries International,
            Inc.                                102,231
   1,408   +Superior TeleCom Inc.                 2,728
   1,671   +Supertex, Inc.                       33,028
   2,462   +SurModics, Inc.                      90,633
   6,980    Susquehanna Bancshares, Inc.        115,170
   3,829   +Swift Energy Company                144,066
   7,876   +Swift Transportation Co., Inc.      156,043
   1,448   +Switchboard Incorporated              4,299
   3,230   +Sykes Enterprises, Incorporated      14,333
   5,308   +Sylvan Learning System, Inc.         78,625
   4,866   +SymmetriCom, Inc.                    47,444
   3,765   +Symyx Technologies                  135,540
   3,716   +Syncor International Corporation    135,170
     719   +Syntel, Inc.                          4,134
   6,437   +Syntroleum Corporation              109,429
   3,446   +Systemax Inc.                         4,308
   5,740   +Systems & Computer Technology
            Corporation                          70,674
  12,447   +TALK.com, Inc.                       17,893
   3,826   +THQ Inc.                             93,259

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   5,309   +Take-Two Interactive Software,
            Inc.                            $    61,054
   1,382    Tanger Factory Outlet Centers,
            Inc.                                 31,527
   2,597   +Tanning Technology Corporation        9,576
   5,283   +Targeted Genetics Corporation        35,330
   7,150    Taubman Centers, Inc.                78,203
   4,331    Technitrol, Inc.                    178,112
   7,311   +Technology Solutions Company         15,536
   3,249    Tecumseh Products Company (Class A) 136,255
     812    Tejon Ranch Co.                      15,623
     812    Tejon Ranch Co. (Rights) (a)             25
   1,029   +Telaxis Communications Corporation    1,865
   3,260   +TelCom Semiconductor, Inc.           37,083
   5,474   +Teledyne Technologies Incorporated  129,323
   7,237    Teleflex Incorporated               319,785
   3,669   +Teligent, Inc. (Class A)              7,109
   1,110   +Telocity, Inc.                        2,220
   2,820   +TenFold Corporation                   4,230
   1,530    Tennant Company                      73,440
   7,931    Tenneco Automotive Inc.              23,793
   4,320   +Terex Corporation                    69,930
  22,124   +Terremark Worldwide, Inc.            16,593
   4,888   +Tesoro Petroleum Corporation         56,823
   6,806   +Tetra Tech, Inc.                    216,941
   7,197   +Texas Biotechnology Corporation      61,822
   3,695    Texas Industries, Inc.              110,850
   2,526    Texas Regional Bancshares, Inc.
            (Class A)                            82,082
   3,987   +Theragenics Corporation              19,935
   2,463   +Therma-Wave Inc.                     34,482
   2,293   +Thermo Cardiosystems Inc.            20,064
     959   +Thermo Fibertek Inc.                  3,297
   2,621    Thomas Industries Inc.               60,938
   1,034    Thor Industries, Inc.                20,422
   2,446   +Thoratec Laboratories Corporation    26,906
   3,873   +Three-Five Systems, Inc.             69,714
   2,976   +The Timberland Company (Class A)    199,020
   8,866    The Timken Company                  134,098
   4,109   +Titan Pharmaceuticals, Inc.         145,335
   2,548   +TiVo Inc.                            13,696
   4,142   +Toll Brothers, Inc.                 169,304
   2,162   +Tollgrade Communications, Inc.       78,913
   5,470   +Tom Brown, Inc.                     179,826
   5,377   +Too Inc.                             67,213
   8,685   +The Topps Company, Inc.              79,793
   2,076    The Toro Company                     76,163
   8,083   +Tower Automotive, Inc.               72,747
   3,507    Town & Country Trust                 67,729
   4,294   +Trammell Crow Company                57,969
   5,323   +Trans World Entertainment
            Corporation                          47,574
   5,950   +Transaction Systems Architects,
            Inc. (Class A)                       68,797
   3,880   +Transkaryotic Therapies, Inc.       141,378
   4,029   +TransMontaigne Inc.                  11,080

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   2,394   +Travelocity.com Inc.            $    29,027
   4,543    Tredegar Corporation                 79,219
     480   +Trendwest Resorts, Inc.              12,960
   1,233   +Trex Company, Inc.                   31,056
   2,853   +Triad Guaranty Inc.                  94,506
   6,535   +Triad Hospitals, Inc.               212,796
   5,352   +Triangle Pharmaceuticals, Inc.       26,426
   2,610   +Triarc Companies, Inc.               63,293
   4,641   +Trico Marine Services, Inc.          71,645
   2,975   +Tricord Systems, Inc.                23,986
   4,094   +Trimble Navigation Limited           98,256
   2,945   +Trimeris, Inc.                      161,607
   7,497    Trinity Industries, Inc.            187,425
   1,965   +Triumph Group, Inc.                  80,565
   2,553   +The TriZetto Group, Inc.             42,603
   2,465    The Trust Company of New Jersey      30,967
  10,803    TrustCo Bank Corp NY                131,662
  11,667    Trustmark Corporation               245,007
   3,558    Tucker Anthony Sutro Corporation     87,393
   1,648   +Tuesday Morning Corporation           8,755
   1,744   +Tularik Inc.                         51,339
   1,710   +Tumbleweed Communications
            Corporation                          29,257
  11,119    Tupperware Corporation              227,245
   2,928   +Tut Systems, Inc.                    24,156
   3,111   +Tweeter Home Entertainment
            Group, Inc.                          37,915
   3,315   +Twinlab Corporation                   5,594
     724    U.S. Aggregates, Inc.                 5,566
  14,695    U.S. Industries, Inc.               117,560
   3,300   +U.S. Interactive, Inc.                  928
   2,196   +U.S. Wireless Corporation             9,608
   2,489    U.S.B. Holding Co., Inc.             31,268
   8,312   +UCAR International Inc.              81,042
   2,099    UCBH Holdings, Inc.                  97,866
   4,530    UGI Corporation                     114,666
   6,490   +UICI                                 38,534
   2,869    UIL Holdings Corporation            142,733
   2,796    UMB Financial Corporation           104,501
   7,234   +UNOVA, Inc.                          26,223
   2,181   +URS Corporation                      32,033
   2,319   +US LEC Corp. (Class A)               11,160
  12,723   +US Oncology, Inc.                    80,314
  14,302    USEC Inc.                            61,677
   5,178    USFreightways Corporation           155,745
   5,697   +UTI Energy Corp.                    187,289
     699   +Ulticom, Inc.                        23,810
   1,786   +Ultimate Electronics, Inc.           39,180
   4,417   +Ultratech Stepper, Inc.             114,290
   9,629   +Unifi, Inc.                          86,059
     934   +Unigraphics Solution Inc.            15,236
   2,925   +Uniroyal Technology Corporation      18,281
   5,175    UniSource Energy Corporation         97,355
   6,496   +Unit Corporation                    123,018

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
     855   +United Auto Group, Inc.         $     5,718
   6,202    United Bankshares, Inc.             131,793
   7,246    United Community Financial Corp.     50,269
  19,805    United Dominion Realty Trust, Inc.  214,142
   2,605    United National Bancorp              49,983
   1,295   +United Natural Foods, Inc.           22,824
   5,818   +United Rentals, Inc.                 78,179
   6,248   +United Stationers, Inc.             149,952
     684    United Television, Inc.              79,344
   2,516   +United Therapeutics Corporation      37,111
   1,967   +Universal Access, Inc.               15,736
   1,275   +Universal Compression Holdings,
            Inc.                                 48,052
   5,279    Universal Corporation               184,765
   2,189   +Universal Display Corporation        15,733
   2,905   +Universal Electronics Inc.           44,846
   1,691    Universal Forest Products, Inc.      22,406
   1,965   +VASCO Data Security
            International, Inc.                  10,562
   2,549   +VIA NET.WORKS, Inc.                   9,718
   9,875   +VISX, Incorporated                  103,070
   5,849   +VIVUS, Inc.                          12,612
   2,283   +Vail Resorts, Inc.                   53,508
   5,830   +Valence Technology, Inc.             54,292
   4,752   +Valentis, Inc.                       33,858
   1,364    Valhi, Inc.                          15,686
   2,503    Valmont Industries, Inc.             45,993
   6,816    The Valspar Corporation             219,339
   2,002   +Value City Department Stores, Inc.   10,511
     339    Value Line, Inc.                     11,717
     415   +ValueClick, Inc.                      2,049
   7,448   +ValueVision International, Inc.
            (Class A)                            94,031
   2,780   +Vans, Inc.                           47,086
   5,917   +Varian Inc.                         200,438
   5,904   +Varian Medical Systems, Inc.        401,103
   5,868   +Varian Semiconductor Equipment
            Associates, Inc.                    139,365
  10,606   +Vasomedical, Inc.                    23,532
   1,677   +VaxGen, Inc.                         32,702
   2,516    Vector Group Ltd.                    39,784
  11,301    Vectren Corporation                 289,588
   4,357   +Veeco Instruments Inc.              174,825
  25,322   +Venator Group, Inc.                 392,491
   2,058   +Ventana Medical Systems, Inc.        38,073
   9,946    Ventas, Inc.                         55,946
   2,541   +Ventiv Health, Inc.                  31,921
   4,550   +Ventro Corporation                    4,550
   5,295   +Veritas DGC Inc.                    171,029
   5,201   +Verity, Inc.                        125,149
     603   +Versata, Inc.                         5,389
   5,824   +Vertel Corporation                   13,650
   1,878   +Vertex Interactive, Inc.             11,738
   2,228   +Viador Inc.                           2,924
   2,723   +The viaLink Company                   7,658

--------------------------------------------------------------------------------
SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
   3,157   +ViaSat, Inc.                   $     41,436
   7,873   +Viasystems Group, Inc.               65,444
   8,611   +Viatel, Inc.                         32,022
   3,942   +Vical Incorporated                   72,927
   1,190   +Vicinity Corporation                  3,533
   3,578   +Vicor Corporation                   108,682
   4,613   +Viewpoint Corporation                25,083
   8,532    Vintage Petroleum, Inc.             183,438
   4,302   +Visual Networks, Inc.                13,982
     678    Vital Signs, Inc.                    21,781
   1,299   +Volt Information Sciences, Inc.      26,954
   1,171   +Vyyo Inc.                             7,172
   3,122   +W.H. Brady Co.                      105,563
   4,433   +W.R. Grace & Co.                     14,130
   4,810    W Holding Company, Inc.              55,916
   2,607    WD-40 Company                        50,674
   3,346   +WESCO International, Inc.            24,259
   1,499   +WFS Financial Inc.                   27,732
   8,894    WGL Holdings Inc.                   270,711
   3,673   +WMS Industries Inc.                  73,919
   5,101    WPS Resources Corporation           187,781
   3,676    Wabash National Corporation          31,706
   4,663    Wabtec Corporation                   54,790
   2,313   +The Wackenhut Corporation
            (Class A)                            31,226
   7,949    Wallace Computer Services, Inc.     135,133
   6,191    Walter Industries, Inc.              46,433
  10,955    The Warnaco Group, Inc.              18,487
  10,109    Washington Federal, Inc.            287,475
   5,460   +Washington Group International, Inc. 44,704
   6,032    Washington Real Estate
            Investment Trust                    142,506
   3,440   +Waste Connections, Inc.             113,735
   2,056   +WatchGuard Technologies, Inc.        65,021
   3,399    Watsco, Inc.                         39,156
   2,794    Watts Industries, Inc. (Class A)     38,767
   9,241    Wausau-- Mosinee Paper Corporation   93,565
   8,197   +Wave Systems Corp. (Class A)         36,887
     843   +Waypoint Financial Corp.              9,273
   9,037   +WebLink Wireless, Inc.               31,065
     394   +Websense, Inc.                        5,713
   9,633    Webster Financial Corporation       272,734
   2,277   +WebTrends Corporation                65,891
   4,910    Weingarten Realty Investors         214,813
   3,700   +Weirton Steel Corporation             4,403
   6,570    Wellman, Inc.                        92,801
     507    Wells Fargo Company                  28,234
   5,006    Werner Enterprises, Inc.             85,102
   3,370    WesBanco, Inc.                       79,195
   1,596    West Pharmacecuticial Services, Inc. 39,202
   6,845    WestPoint Stevens Inc.               51,269
   6,999    Westamerica Bancorporation          300,957
   1,600    Westcorp                             24,000
   4,919   +Westell Technologies, Inc.           15,064

                                   Continued

                          MASTER SMALLCAP INDEX SERIES
            SCHEDULE OF INVESTMENTS-- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD      ISSUE                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCK  (CONTINUED)
  25,120   +Western Digital Corporation     $    61,230
   4,082    Western Gas Resources, Inc.         137,512
  13,132    Western Resources, Inc.             325,838
   6,276    Westfield America, Inc.              90,610
   3,221   +White Electronic Designs
            Corporation                          20,836
   3,049   +Whitehall Jewelers, Inc.             21,534
   4,100    Whitney Holding Corporation         148,881
   5,006   +Whole Foods Market, Inc.            305,992
   4,270   +Wild Oats Markets, Inc.              18,148
   1,416   +Wilsons The Leather Experts Inc.     19,824
   3,792   +Wink Communications, Inc.            22,752
   2,095    Winnebago Industries, Inc.           36,793
   9,761   +Wisconsin Central Transportation
            Corporation                         147,025
  14,453   +Wit Soundview Group, Inc.            51,940
   1,329   +Wolverine Tube, Inc.                 15,935
   7,240    Wolverine World Wide, Inc.          110,410
   1,200   +Women.com Networks, Inc.                263
   1,748    Woodhead Industries, Inc.            34,305
   1,426    Woodward Govenor Company             63,814
   8,992   +World Access, Inc.                   21,637
   2,577   +World Wrestling Federation
            Entertainment, Inc.                  41,232
   2,586   +WorldGate Communications, Inc.        9,859
   5,544   +WorldPages.com, Inc.                 14,900
   2,375   +Worldwide Xceed Group, Inc.             297
  13,849    Worthington Industries, Inc.        111,658
  25,287   +Wyndham International, Inc.          44,252
   2,881    X-Rite, Incorporated                 22,508
   2,472   +XM Satellite Radio Holdings Inc.
            (Class A)                            39,707
   2,084   +XTRA Corporation                    100,032
   4,699   +Xircom, Inc.                         72,835
   1,100   +Xpedior Incorporated                    309
   5,439   +Xybernaut Corporation                 9,178
   2,322   +The Yankee Candle Company, Inc.      25,687
   5,169   +Yellow Corporation                  105,238
   7,333    York International Corporation      225,031
   2,104   +Young Broadcasting Inc. (Class A)    70,451
   1,769   +Z-Tel Technologies, Inc.              9,177
   6,673    Zale Corporation                    193,934
   4,879   +Zebra Technologies Corporation
            (Class A)                           199,048
   1,344    Zenith National Insurance Corp.      39,480
   3,017   +ZixIt Corporation                    26,399
   1,794   +Zoll Medical Corporation             62,902
   5,554   +Zomax Incorporated                   25,340
   2,579   +Zoran Corporation                    39,975
   2,284   +Zygo Corporation                     64,594
                                            -----------
            TOTAL COMMON STOCKS
            (cost$166,997,178)              160,765,862
                                            -----------

--------------------------------------------------------------------------------
  FACE
 AMOUNT    ISSUE                                 VALUE
--------------------------------------------------------------------------------
            SHORT-TERM OBLIGATIONS (4.7%)
            COMMERCIAL PAPER*
$7,904,000 General Motors Acceptance Corp.,
           6.75% due 1/02/2001             $  7,899,554
                                           ------------
           TOTAL SHORT-TERM OBLIGATIONS
           (cost$7,899,554)                  7,899,554
                                           ------------
           TOTAL INVESTMENTS--99.7%
           (cost$174,896,732)              168,665,416

           VARIATION MARGIN ON FINANCIAL
           FUTURES CONTRACTS**--0.1%           227,148

           OTHER ASSETS LESS
           LIABILITIES--0.2%                   351,268
                                           ------------
           NET ASSETS--100.0%              $169,243,832
                                           ============
--------------------------------------------------------------------------------
(a) The rights may be exercised  until January 8, 2001.

(b) American  Depositary Receipts (ADR).

  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.

 ** Financial futures contracts purchased as of December 31, 2000 were as follows:

 NUMBER OF                      EXPIRATION
 CONTRACTS        ISSUE            DATE          VALUE
----------  -----------------   -----------   ----------
     33     Russell 2000        March 2001    $8,065,200
                                              ----------
            (Total Contract
             Price $7,919,689)                $8,065,200
                                              ==========

+  Non-income  producing  security.

See  accompanying  notes  to the  financial statements.

                                             MASTER SMALLCAP INDEX SERIES
                                          STATEMENT OF ASSETS AND LIABILITIES
                                                 AS OF DECEMBER 31, 2000
------------------------------------------------------------------------------------------------

                                                                                     AS OF
                                                                               DECEMBER 31, 2000
                                                                              ------------------
ASSETS:
   Investments, at value (identified cost--$174,896,732)                      $168,665,416
   Cash                                                                             15,804
   Cash on deposit for financial futures contracts                                 643,500
   Receivables:
     Contributions                                              $  958,225
     Securities sold                                               560,535
     Variation margin                                              227,148
     Dividends                                                     190,586
     Investment adviser                                             47,376       1,983,870
                                                                ----------
   Prepaid expenses and other assets                                                67,994
                                                                               -----------
           Total assets                                                        171,376,584
                                                                               -----------
LIABILITIES:
   Payables:
     Withdrawals                                                 1,795,093
     Securities purchased                                          265,562       2,060,655
                                                                ----------
   Accrued expenses and other liabilities                                           72,097
                                                                               -----------
   Total liabilities                                                             2,132,752
                                                                               -----------
NET ASSETS:
   Net assets                                                                  $169,243,832
                                                                               ============
NET ASSETS CONSIST OF:
   Partners' capital                                                           $175,329,637
   Unrealized depreciation on investments--net                                   (6,085,805)
                                                                               ------------
   Net assets                                                                  $169,243,832
                                                                               ============

---------------------------------------------------
See accompanying notes to the financial statements.

                                                     MASTER SMALLCAP INDEX SERIES
                                                        STATEMENTS OF OPERATIONS
                                                 FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------

                                                                                      FOR THE YEAR ENDED
                                                                                      DECEMBER 31, 2000
                                                                                     -------------------
INVESTMENT INCOME:
   Dividends (net of $851 foreign withholding tax)                                       $ 1,729,853
   Interest and discount earned                                                            1,276,654
                                                                                         -----------
          Total income                                                                     3,006,507
                                                                                         -----------
EXPENSES:
   Accounting services                                                      $ 60,596
   Custodian fees                                                             60,498
   Professional fees                                                          52,886
   Investment advisory fees                                                   15,024
   Amortization of organization expenses                                       2,933
   Pricing fees                                                                1,010
   Trustees' fees and expenses                                                   978
   Other                                                                       2,795
                                                                           ---------
     Total expenses before reimbursement                                     196,720
     Reimbursement of expenses                                               (55,436)
                                                                           ---------
          Total expenses after reimbursement                                                 141,284
                                                                                         -----------

INVESTMENT INCOME--NET                                                                     2,865,223
                                                                                         -----------

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET:
   Realized gain on investments--net                                                        9,314,776
   Change in unrealized appreciation/depreciation on investments--net                     (18,718,547)
                                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $(6,538,548)
                                                                                         ===========

---------------------------------------------------
See accompanying notes to the financial statements.

                                                     MASTER SMALLCAP INDEX SERIES
                                                  STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------

                                                                                            FOR THE YEAR
                                                                                         ENDED DECEMBER 31,
                                                                               ---------------------------------------
                                                                                     2000                  1999
                                                                               ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Investment income-- net                                                      $  2,865,223           $ 1,660,469
   Realized gain on investments-- net                                              9,314,776              4,277,316
   Change in unrealized appreciation/depreciation on investments-- net           (18,718,547)            12,859,318
                                                                                ------------           ------------
   Net increase (decrease) in net assets resulting from operations                (6,538,548)            18,797,103
                                                                                ------------           ------------

NET CAPITAL CONTRIBUTIONS:
   Increase in net assets derived from net capital contributions                  60,983,219             12,171,403
                                                                                ------------           ------------
NET ASSETS:
   Total increase in net assets                                                   54,444,671             30,968,506
   Beginning of year                                                             114,799,161             83,830,655
                                                                                ------------           ------------
   End of year*                                                                 $169,243,832           $114,799,161
                                                                                ============           ============

   Undistributed investment income-- net*                                       $  6,459,704           $  3,594,481
                                                                                ============           ============


---------------------------------------------------
*  Annualized.

See accompanying notes to the financial statements.


                                                     MASTER SMALLCAP INDEX SERIES
                                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


The  following  ratios  have  been  derived  from  information  provided  in the financial statements.

                                                                                                         FOR THE PERIOD
                                                                       FOR THE YEAR ENDED               APRIL 9, 1997+ TO
                                                                          DECEMBER 31,                    DECEMBER 31,
                                                           -------------------------------------------
                                                             2000             1999            1998             1997
                                                           --------         --------        --------         --------
RATIOS TO AVERAGE NET ASSETS:
   Expenses, net of reimbursement                               .09%             .14%            .17%             .18%*
                                                           --------         --------        --------         --------
   Expenses                                                     .13%             .17%            .28%             .29%*
                                                           --------         --------        --------         --------
   Investment income-- net                                     1.90%            1.83%           1.46%            1.78%*
                                                           --------         --------        --------         --------
SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                $169,244         $114,799        $ 83,831         $ 95,745
                                                           --------         --------        --------         --------
   Portfolio turnover                                         50.51%           51.20%          48.16%           16.45%
                                                           --------         --------        --------         --------


----------------------------------------------------
*  Annualized.
+  Commencement of operations.

See accompanying notes to the financial statements.

                          MASTER SMALLCAP INDEX SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:
Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(A) VALUATION OF INVESTMENTS
Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) DERIVATIVE FINANCIAL INSTRUMENTS
The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 O FINANCIAL FUTURES CONTRACTS--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 O OPTIONS--The Series is authorized to purchase and write call and put options.
   When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

                          MASTER SMALLCAP INDEX SERIES
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

(C) INCOME TAXES
The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

(E) DEFERRED ORGANIZATION EXPENSES
Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(F) SECURITY LOANS
The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.


2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2000, FAM earned fees of $15,024, all of which were waived. FAM also reimbursed the Series for additional expenses of $40,412.

For the year ended December 31, 2000, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., earned $51 in commissions on the executing of all portfolio security transactions.

Merrill Lynch Trust Company, an indirect wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

Accounting services were provided to the Series by FAM.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

                          MASTER SMALLCAP INDEX SERIES
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

3. INVESTMENTS:
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $137,823,284 and $65,557,364, respectively.

Net realized gains (losses) for the year ended December 31, 2000 and net unrealized gains (losses) as of December 31, 2000 were as follows:

                                             REALIZED             UNREALIZED
                                          GAINS (LOSSES)        GAINS (LOSSES)
                                          --------------        --------------
            Long-term investments .......  $11,066,657            $(6,231,316)
            Financial futures contracts .   (1,751,881)               145,511
                                           -----------            -----------
               Total ....................  $ 9,314,776            $(6,085,805)
                                           ===========            ===========

As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $6,681,783, of which $33,676,716 related to appreciated securities and $40,358,499 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $175,347,199.


4. SHORT-TERM BORROWINGS:
On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the year ended December 31, 2000.

                          MASTER SMALLCAP INDEX SERIES
                          INDEPENDENT AUDITORS' REPORT
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS, MASTER SMALL CAP INDEX SERIES (ONE OF THE SERIES CONSTITUTING QUANTITATIVE MASTER SERIES TRUST):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series as of December 31, 2000, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 1, 2001

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

--------------------------------------------------------------------------------
 SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           AUSTRALIA (2.5%)
   1,862   AMP Limited                     $     20,923
   1,262   Amcor Limited                          3,678
     979   Australian Gas Light
           Company Limited                        6,922
   1,506   Boral Limited                          1,732
     445   Brambles Industries Limited           10,386
   3,161   Broken Hill Proprietary
           Company Limited                       33,298
   2,249   CSR Limited                            5,848
   2,493   Coles Myer Limited                     9,664
   2,252   Commonwealth Bank of Australia        38,674
   1,277   Computershare Limited                  6,123
   4,074   Foster's Brewing Group Limited        10,685
   1,013   Lend Lease Corporation Limited         9,423
   6,779   M.I.M. Holdings Limited                4,370
   2,721   National Australia Bank Limited       43,562
   3,120   The News Corporation Limited          24,273
   3,846   The News Corporation Limited
           (Preferred)                           27,356
   2,612   Normandy Mining Limited                1,408
     790  +OneSteel Limited                         417
   1,556   Origin Energy Limited                  1,773
     420   Paperlinx Limited                        772
   1,331   QBE Insurance Group Limited            7,315
     654   Rio Tinto Limited                     10,698
   1,916   Santos Limited                         6,410
   1,558   Southcorp Limited                      4,237
     799   TABCORP Holdings Limited               4,873
  13,550   Telstra Corporation Limited           48,363
   2,286   WMC Limited                            9,727
   4,113   Westfield Trust                        7,762
   3,043   Westpac Banking
           Corporation Limited                   22,311
   2,088   Woolworths Limited                     9,770
                                           ------------
           TOTAL INVESTMENTS IN AUSTRALIA
           (cost $438,953)                      392,753
                                           ------------

           AUSTRIA (0.2%)
     203   Bank Austria AG                       11,169
      67   Boehler-Uddeholm AG                    2,170
      65   Mayr-Melnhof Karton AG                 2,866
      57   OMV AG                                 4,415
      52  +Oesterreichische
           Elektrizitaetswirtschafts-
           AG "Verbund" `A'                       5,273
      45   VA Technologie AG                      1,352
                                           ------------
           TOTAL INVESTMENTS IN AUSTRIA
           (cost $31,811)                        27,245
                                           ------------

           BELGIUM (0.8%)
      91   Delhaize "Le Lion" SA                  4,328
     101   Electrabel SA                         22,835

--------------------------------------------------------------------------------
SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           BELGIUM (CONTINUED)
   1,304   Fortis `B'                      $     42,362
      49   Groupe Bruxelles Lambert SA           11,640
     200  +Interbrew                              6,970
     550   KBC Bancassurance Holding             23,821
     151   Solvay SA                              8,421
     292   UCB SA                                10,824
                                           ------------
           TOTAL INVESTMENTS IN BELGIUM
           (cost $144,907)                      131,201
                                           ------------

           DENMARK (0.8%)
       1   A/S Dampskibsselskabet
           Svendborg `B'                         11,698
      72   Bang & Olufsen Holding A/S `B'         2,608
     133  +Carlsberg A/S `B'                      7,829
       2   D/S 1912 `B'                          17,359
     171   Danisco A/S                            7,034
   1,020   Danske Bank                           18,347
      60  +ISS A/S                                4,083
      14   NKT Holding A/S                        3,261
     127   Novo Nordisk A/S `B'                  22,764
      46  +Navision Software A/S                    822
     127  +Novozymes A/S `B'                      2,540
     363   Tele Danmark A/S                      14,794
     240   Vestas Wind Systems A/S               12,981
      48   William Demant A/S                     2,204
                                           ------------
           TOTAL INVESTMENTS IN DENMARK
           (cost $127,473)                      128,324
                                           ------------

           FINLAND (2.6%)
      53   Finnlines Oyj                            896
     383   Metso Oyj                              4,279
   7,966   Nokia Oyj `A'                        355,266
      53   Pohjola Group Insurance
           Corporation `B'                        2,339
     360   Raisio Group PLC                         662
     110  +Sampo Insurance Company Ltd. `A'       5,939
      24   Sanitec Oyj                              192
   1,326   Sonera Oyj                            24,028
     180   Tietoenator Oyj                        5,121
     474   UPM-Kymmene Oyj                       16,266
     122   Wartsila Oyj `B'                       2,257
                                           ------------
           TOTAL INVESTMENTS IN FINLAND
           (cost $456,320)                      417,245
                                           ------------

           FRANCE (11.0%)
     352   Accor SA                              14,872
     171   Air Liquide                           25,512
   1,902   Alcatel                              108,040
   1,182   Aventis SA                           103,764
     668   Axa                                   96,586

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           FRANCE (CONTINUED)
     776   Banque Nationale de Paris (BNP) $     68,123
     590   Bouygues SA                           26,728
     212   Cap Gemini SA                         34,196
   1,202   Carrefour SA                          75,501
      20   Club Mediterranee SA                   1,707
     141   Compagnie de Saint Gobain             22,148
     297   Compagnie Generale des
           Etablissements Michelin `B'           10,750
     137   Dassault Systemes SA                   9,390
     157   Etablissements Economiques
           du Casino
           Guichard-Perrachon SA                 15,832
   1,729   France Telecom SA                    149,268
     264   Groupe Danone                         39,808
   1,164   L'Oreal SA                            99,780
     856   LVMH (Louis Vuitton
           Moet Hennessy)                        56,661
     185   Lafarge SA (Ordinary)                 15,511
     230   Lagardere S.C.A.                      13,346
      82   PSA Peugeot Citroen                   18,655
     180   Pechiney SA `A'                        8,229
     101   Pernod Ricard                          6,970
     217   Pinault-Printemps-Redoute SA          46,636
     279   Publicis SA                            9,428
   1,513   STMicroelectronics NV                 66,056
      49   Sagem SA (New Shares)                  6,551
   1,266   Sanofi-Synthelabo SA                  84,394
     291   Schneider SA                          21,229
      49   Sidel SA                               2,227
     741   Societe Generale `A'                  46,057
     282   Societe Generale d'Entreprises SA     17,342
      45   Sodexho Alliance                       8,336
     349   Suez Lyonnaise des Eaux SA            63,733
     333   Thomson CSF                           15,961
   1,267   Total Fina SA `B'                    188,430
     606   Usinor SA                              8,000
     175   Valeo SA                               7,814
   1,499   Vivendi Universal SA                  98,660
     360   Vivendi Universal SA (ADR) (a)        23,512
                                           ------------
           TOTAL INVESTMENTS IN FRANCE
           (cost $1,815,319)                  1,735,743
                                           ------------

           GERMANY (8.3%)
     107   Adidas-Salomon AG                      6,631
     419   Allianz AG (Registered Shares)       156,809
   1,086   BASF AG                               49,116
   1,281   Bayer AG                              67,197
     160   Beiersdorf AG                         16,750
     238   Buderus AG                             5,115
   1,735   DaimlerChrysler AG                    72,881
   1,059   Deutsche Bank AG
           (Registered Shares)                   88,999

--------------------------------------------------------------------------------
SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           GERMANY (CONTINUED)
     683   Deutsche Lufthansa AG
           (Registered Shares)             $     17,603
   5,166   Deutsche Telekom AG
           (Registered Shares)                  155,696
     916   Dresdner Bank AG
           (Registered Shares)                   39,948
     267  +EM.TV & Merchandising AG               1,479
     100   Epcos AG                               8,732
     121   Fresenius Medical Care AG              9,884
     126   Gehe AG                                4,758
      35   Heidelberger Zement AG                 1,610
     741   HypoVereinsbank                       41,952
     130   Kamps AG                               1,379
      59   Karstadt AG                            1,823
     253   Linde AG                              12,281
      87   MAN AG                                 2,214
     168   Merck KGaA                             7,414
     543   Metro AG                              25,389
     309   Muenchener Rueckversicherungs-
           Gesellschaft AG (Registered Shares)  110,553
     338   Preussag AG                           12,189
     847   RWE AG                                38,013
     221   RWE AG (Preferred)                     7,179
     255   SAP AG (Systeme, Anwendungen,
           Produkte in der Datenverarbeitung)    29,279
     234   SAP AG (Systeme, Anwendungen,
           Produkte in der Datenverarbeitung)
           (Preferred)                           32,911
     344   Schering AG                           19,540
   1,019   Siemens AG                           133,178
     844   Thyssen Krupp AG                      13,075
   1,304   Veba AG                               79,336
     562   Volkswagen AG                         29,385
     215   WCM Beteiligungs- und
           Grundbesitz AG                         3,189
                                           ------------
           TOTAL INVESTMENTS IN GERMANY
           (cost $1,483,614)                  1,303,487
                                           ------------

           HONG KONG (2.0%)
   2,272   Bank of East Asia, Ltd.                5,884
   3,500   CLP Holdings Limited                  17,455
   6,000   Cathay Pacific Airways                11,077
   3,300   Hang Seng Bank Limited                44,424
   3,000   Henderson Land Development
           Company Limited                       15,269
   7,700   Hong Kong and China Gas
           Company Ltd.                          11,353
   7,400   Hutchison Whampoa Limited             92,264
   5,500   Johnson Electric Holdings Limited      8,497
   4,000   Li & Fung Limited                      7,257
   3,039   New World Development
           Company Ltd.                           3,682

                                    Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           HONG KONG (CONTINUED)
  25,108  +Pacific Century CyberWorks
           Limited                         $     16,095
   3,000  +QPL International
           Holdings Limited                       1,731
   6,000   Sino Land Company Limited              3,154
   4,000   Sun Hung Kai Properties Ltd.          39,872
      21  +Sunevision Holdings Limited                8
   3,000   Swire Pacific Limited `A'             21,539
   1,000   Television Broadcasts Ltd.             5,256
   5,000   Wharf (Holdings) Ltd.                 12,180
                                           ------------
           TOTAL INVESTMENTS IN HONG KONG
           (cost $354,532)                      316,997
                                           ------------

           IRELAND (0.6%)
   1,640   Allied Irish Banks PLC                19,016
     563   CRH PLC                               10,477
     354   DCC PLC                                3,789
   1,810   eircom PLC                             4,588
     500  +Elan Corporation PLC (ADR) (a)        23,406
   1,473   Fyffes PLC                             1,383
   1,018   Greencore Group PLC                    2,676
     167   Irish Continental Group PLC              972
     770   Irish Life & Permanent PLC             9,543
   1,387   Jefferson Smurfit Group PLC            2,735
     268   Jurys Doyle Hotel Group PLC            2,275
     320  +Ryanair Holdings PLC                   3,455
   1,460  +Tullow Oil PLC                         1,412
   1,651   Waterford Wedgwood PLC                 1,938
                                           ------------
           TOTAL INVESTMENTS IN IRELAND
           (cost $88,704)                        87,665
                                           ------------

           ITALY (4.5%)
     980  +Alitalia SpA                           1,762
   2,140   Assicurazioni Generali                84,991
     249   Autogrill SpA                          3,063
   1,500   Autostrade-Concessioni e Costruzioni
           Autostrade SpA                         9,929
  10,310   Banca di Roma SpA                     11,190
   8,867   Banca Intesa SpA                      42,625
     588   Banca Popolare di Milano (BPM)         2,926
   2,795   Benetton Group SpA                     5,826
   2,250   Bipop-Carire SpA                      14,682
     204   Bulgari SpA                            2,509
  13,850   ENI SpA                               88,426
  12,741   Enel SpA                              49,525
     654   Fiat SpA                              16,125
     400   Gruppo Editoriale L'Espresso SpA       3,463
   1,109  +Immsi SpA                              1,000
     251  +Italgas SpA                            2,505
     645   La Rinascente SpA                      3,809

--------------------------------------------------------------------------------
SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           ITALY (CONTINUED)
   2,083   Mediaset SpA                    $     24,857
     855   Mediobanca SpA                         9,697
     378   Mondadori (Arnoldo) Editore SpA        3,514
   2,756   Olivetti SpA                           6,585
   4,343   Parmalat Finanziaria SpA               7,034
   3,861   Pirelli SpA                           13,739
   1,290   Riunione Adriatica di Sicurta SpA     20,118
   2,503   San Paolo-IMI SpA                     40,468
     461   Seat Pagine Gialle SpA                 1,029
   1,109   Sirti SpA                              1,942
  13,984   Telecom Italia Mobile (TIM) SpA      111,601
   6,423   Telecom Italia SpA                    71,040
   1,817   Telecom Italia SpA
           (Registered Shares)                   10,918
   8,795   Unicredito Italiano SpA               45,995
                                           ------------
           TOTAL INVESTMENTS IN ITALY
           (cost $717,110)                      712,893
                                           ------------

           JAPAN (21.3%)
     200   Acom Co., Ltd.                        14,764
     200   Advantest Corporation                 18,739
   1,000   Ajinomoto Co., Inc.                   13,004
   1,000   Alps Electric Co., Ltd.               15,254
   1,000   Amada Co., Ltd.                        7,443
     100   Aoyamma Trading Co., Ltd.                714
   5,000   The Asahi Bank, Ltd.                  17,032
   1,000   Asahi Breweries Limited               10,201
   3,000   Asahi Chemical Industry Co., Ltd.     17,285
   2,000   Asahi Glass Company, Limited          16,515
     100   Asatsu-Dk Inc.                         2,408
   1,000   The Bank of Fukuoka, Ltd.              4,273
   8,000   The Bank of Tokyo-Mitsubishi, Ltd.    79,650
   2,000   The Bank of Yokohama, Ltd.             9,089
     200   Benesse Corporation                    7,426
   2,000   Bridgestone Corp.                     18,214
     100   CSK Corporation                        1,455
   2,000   Canon, Inc.                           70,053
   1,000   Casio Computer Co., Ltd.               8,450
       3   Central Japan Railway Company         18,468
   1,000   Chugai Pharmaceutical Co., Ltd.       16,637
   1,000   The Chuo Trust & Banking Co., Ltd.     3,082
   1,000   Citizen Watch Co.                      7,294
     400   Credit Saison Co., Ltd.                8,564
   1,000   Dai Nippon Printing Co., Ltd.         14,895
   1,000  +The Daiei, Inc.                        1,602
   1,000   Daiichi Pharmaceutical Co., Ltd.      29,772
   2,000   The Daiwa Bank, Ltd.                   3,275
   1,000   Daiwa House Industry Co., Ltd.         6,217
   2,000   Daiwa Securities Group Inc.           20,893
   1,000   Denki Kagaku Kogyo
           Kabushiki Kaisha                       3,441
   1,000   Denso Corporation                     21,629

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           JAPAN (CONTINUED)
       7   East Japan Railway Company      $     41,068
   1,000   Ebara Corporation                     10,867
   1,000   Eisai Company, Ltd.                   35,026
     400   Fanuc Ltd.                            27,215
     100   Fuji Machine Mfg. Co., Ltd.            2,680
   1,000   Fuji Photo Film                       41,856
     100   Fuji Soft ABC Incorporated             6,454
       1   Fuji Television Network,
           Incorporated                           6,970
   1,000   Fujikura Ltd.                          7,496
   4,000   Fujitsu Limited                       58,984
   1,000   The Furukawa Electric Co., Ltd.       17,469
     100   Hirose Electric Co., Ltd.              9,632
   6,000   Hitachi Ltd.                          53,485
   2,000   Honda Motor Co., Ltd.                 74,606
   1,000   Ito-Yokado Co., Ltd.                  49,912
   3,000   Itochu Corporation                    13,975
   1,000   JGC Corporation                        6,821
   3,000   Japan Airlines Company, Ltd. (JAL)    13,739
       3   Japan Tobacco, Inc.                   23,275
   2,000   Kajima Corporation                     5,552
   1,200   Kansai Electric Power Company, Inc.   20,375
   1,000   Kao Corporation                       29,072
   2,000  +Kawasaki Heavy Industries Ltd.         2,137
   7,000   Kawasaki Steel Corporation             7,233
   2,000   Kinki Nippon Railway Co., Ltd.         8,336
   2,000   Kirin Brewery Company, Ltd.           17,916
   2,000   Komatsu Ltd.                           8,844
     200   Konami Co., Ltd.                      15,009
   2,000   Kubota Corporation                     6,095
   1,000   Kuraray Co., Ltd.                      9,352
     300   Kyocera Corporation                   32,758
   1,000   Kyowa Hakko Kogyo Co., Ltd.            6,918
   2,000   Marubeni Corporation                   4,729
   1,000   Marui Co., Ltd.                       15,105
   4,000   Matsushita Electric Industrial
           Company, Ltd.                         95,622
     100   Meitec Corp.                           3,205
   1,000   Minebea Company Ltd.                   9,264
   3,000   Mitsubishi Chemical Corporation        7,907
   3,000   Mitsubishi Corporation                22,119
   4,000   Mitsubishi Electric Corporation       24,623
   3,000   Mitsubishi Estate Company, Limited    32,049
   6,000   Mitsubishi Heavy Industries, Ltd.     26,165
   2,000   Mitsubishi Materials Corporation       4,781
   2,000   Mitsubishi Trust & Banking Corp.      13,765
   2,000   Mitsui & Co., Ltd.                    12,592
   2,000   Mitsui Fudosan Co., Ltd.              19,877
   1,000   Mitsui Marine and Fire Insurance
           Company, Ltd.                          5,736
   1,000   Mitsui Mining & Smelting Co., Ltd.     7,706
   1,000   Mitsukoshi, Ltd.                       4,081
      16   Mizuho Holdings, Inc.                 99,194

--------------------------------------------------------------------------------
SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           JAPAN (CONTINUED)
   3,000   NEC Corporation                 $     54,904
   1,000   NGK Insulators, Ltd.                  13,249
   1,000   NGK Spark Plug Co., Ltd.              14,623
   1,000   NSK Limited                            6,121
     100   Namco Ltd.                             1,839
     100   Nichiei Co., Ltd.                        532
     100   Nidec Corporation                      4,729
   1,000   Nikon Corporation                     10,701
     200   Nintendo Company Ltd.                 31,506
   2,000   Nippon Express Co., Ltd.              12,084
   1,000   Nippon Meat Packers, Inc.             13,625
   3,000   Nippon Mitsubishi Oil Corp.           14,448
   2,000   Nippon Paper Industries Co. Ltd.      11,926
   1,000   Nippon Sheet Glass Company, Ltd.      12,207
  12,000   Nippon Steel Corporation              19,860
      20   Nippon Telegraph & Telephone
           Corporation (NTT)                    144,133
   2,000   Nippon Yusen Kabushiki Kaisha          8,266
   7,000  +Nissan Motor Co., Ltd.                40,333
   1,000   Nisshinbo Industries Inc.              4,553
   3,000   The Nomura Securities Co., Ltd.       53,984
   1,000   Obayashi Corporation                   4,308
   1,000   Oji Paper Co., Ltd.                    5,166
     100   Oriental Land Co., Ltd                 6,699
     200   Orix Corporation                      20,070
   2,000   Osaka Gas Co.                          6,077
   1,000   Pioneer Corporation                   26,708
     200   Promise Co., Ltd.                     14,186
   1,000  +Renown Incorporated                      919
     200   Rohm Company Ltd.                     38,004
     100   SMC Corporation                       12,872
   7,000   The Sakura Bank, Ltd.                 42,294
   1,000   Sankyo Company, Ltd.                  23,993
   3,000   Sanyo Electric Co., Ltd.              24,956
   1,000   Secom Co., Ltd.                       65,236
     200  +Sega Enterprises Ltd.                  1,947
   1,000   Sekisui Chemical Co., Ltd.             2,846
   2,000   Sekisui House, Ltd.                   18,301
   2,000   Sharp Corporation                     24,133
   1,000   Shin-Etsu Chemical Co., Ltd.          38,529
   1,000   Shionogi & Co., Ltd.                  20,403
   1,000   Shiseido Company, Limited             11,165
   1,000   The Shizuoka Bank, Ltd.                9,098
   1,000   Snow Brand Milk Products Co., Ltd.     3,441
     600   Softbank Corp.                        20,858
   1,500   Sony Corporation                     103,765
   6,000   The Sumitomo Bank, Ltd.               61,629
   2,000   Sumitomo Chemical Co., Ltd.            9,930
   2,000   Sumitomo Corporation                  14,396
   1,000   Sumitomo Electric Industries          16,410
   1,000   Sumitomo Heavy Industries, Ltd.        1,559

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)


--------------------------------------------------------------------------------
 SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           JAPAN (CONTINUED)
   1,000   The Sumitomo Marine & Fire
           Insurance Co., Ltd.             $      6,454
   1,000  +Sumitomo Metal Industries, Ltd.          569
   1,000   Sumitomo Metal Mining Co.              5,236
   1,000   Sumitomo Osaka Cement Co., Ltd.        3,345
   1,000   Taisho Pharmaceutical
           Company, Ltd.                         27,058
   1,000   Takara Shuzo Co., Ltd.                17,478
   1,000   Takeda Chemical Industries, Ltd.      59,194
     300   Takefuji Corporation                  18,914
   2,000   Teijin Limited                        10,333
   1,000   Terumo Corporation                    21,891
     500   Tohoku Electric Power Co., Inc.        6,686
   4,000   The Tokai Bank Ltd.                   17,338
   3,000   The Tokio Marine & Fire
           Insurance Co. Ltd.                    34,387
   2,400   Tokyo Electric Power                  59,580
   5,000   Tokyo Gas Co.                         14,799
   2,000   Tokyu Corporation                     10,788
   1,000   Toppan Printing Co., Ltd.              8,713
   3,000   Toray Industries, Inc.                11,296
   6,000   Toshiba Corporation                   40,140
   1,000   Toto Limited                           7,137
   6,000   Toyota Motor Corporation             191,769
     100   Trans Cosmos Inc.                      4,335
     100   Uni-Charm Corporation                  5,079
     100   World Co., Ltd.                        3,783
   1,000   Yamaha Corporation                     9,807
   1,000   Yamanouchi Pharmaceutical Co., Ltd.   43,257
   1,000   Yamato Transport Co., Ltd.            18,389
   1,000   Yokogawa Electric Corporation          8,450
                                           ------------
           TOTAL INVESTMENTS IN JAPAN
           (cost $4,353,586)                  3,357,111
                                           ------------

           NETHERLANDS (5.4%)
   2,258   ABN AMRO Holding NV                   51,347
     746  +ASM Lithography Holding NV            16,943
   2,248   Aegon NV                              92,995
     528   Akzo Nobel NV                         28,356
     230   Buhrmann NV                            6,165
   1,190   Elsevier NV                           17,497
     663   Getronics NV                           3,897
     191   Hagemeyer NV                           4,259
     449   Heineken NV                           27,170
      85   IHC Caland NV                          3,990
   1,706   ING Groep NV                         136,278
   1,675   KPN NV                                19,281
   1,308   Koninklijke Ahold NV                  42,197
     101  +Koninklijke Luchtvaart Maatschappij
           NV (KLM)                               2,323
   2,199   Koninklijke (Royal) Philips
           Electronics NV                        80,562

--------------------------------------------------------------------------------
SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           NETHERLANDS (CONTINUED)
     216   Oce NV                          $      3,448
     200  +QIAGEN NV                              7,230
   3,460   Royal Dutch Petroleum Company        212,003
     881   TNT Post Group NV                     21,308
   1,007   Unilever NV `A'                       63,725
     238   Vedior NV `A'                          2,871
     476   Wolters Kluwer NV `A'                 12,978
                                           ------------
           TOTAL INVESTMENTS IN
           THE NETHERLANDS
           (cost $878,076)                      856,823
                                           ------------

           NEW ZEALAND (0.1%)
   4,563   Carter Holt Harvey Limited             3,311
   1,001  +Fletcher Challenge Energy              3,787
     529   Lion Nathan Limited                    1,191
   3,657   Telecom Corporation of
           New Zealand Limited                    7,768
                                           ------------
           TOTAL INVESTMENTS IN NEW ZEALAND
           (cost $21,653)                        16,057
                                           ------------

           NORWAY (0.3%)
      62   Elkem ASA                                991
      14  +Hands ASA                                 47
     295  +Kvaerner ASA `A'                       2,091
     224  +Merkantildata ASA                        871
     451   Norsk Hydro ASA                       19,076
     474   Orkla ASA `A'                          9,353
     176  +Petroleum Geo-Services                 2,315
     171   Schibsted ASA                          2,104
     844   Storebrand ASA                         5,982
     370   Tomra Systems ASA                      7,175
     900  +Telenor A/S                            3,919
                                           ------------
           TOTAL INVESTMENTS IN NORWAY
           (cost $57,288)                        53,924
                                           ------------

           PORTUGAL (0.5%)
   1,257   BPI-SGPS, SA (Registered Shares)       3,941
   3,525   Banco Comercial Portugues,
           SA (BCP) (Registered Shares)          18,699
     302   Brisa-Auto Estradas de Portugal, SA    2,694
     353   Cimpor-Cimentos de Portugal,
           SGPS, SA                               8,816
   5,102   Eletricidade de Portugal, SA (EDP)    16,862
     166   Jeronimo Martins SGPS, SA              1,714
   1,801   Portugal Telecom SA
            (Registered Shares)                  16,470
     550   Sonae, S.G.P.S., SA                      620
   2,302  +Sonae, S.G.P.S., SA (New Shares)       2,529
                                           ------------
           TOTAL INVESTMENTS IN PORTUGAL
           (cost $80,653)                        72,345
                                           ------------

                                   Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
 SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           SINGAPORE (0.9%)
   4,000  +Capitaland Limited              $      6,920
   2,000  +Chartered Semiconductor
           Manufacturing Limited                  5,467
   2,000   City Developments Limited              9,285
   2,000   DBS Group Holdings Limited            22,607
   2,000   Keppel Corporation Ltd.                3,899
   2,000  +Neptune Orient Lines Limited           1,569
   2,000   Oversea-Chinese Banking
           Corporation Ltd.                      14,879
   2,000   Singapore Airlines Limited            19,839
   1,000   Singapore Press Holdings Ltd.         14,764
   3,000   Singapore Technologies
           Engineering Ltd.                       4,827
  11,000   Singapore Telecommunications, Ltd.    17,065
   1,000   United Overseas Bank Ltd.              7,497
   1,000   Venture Manufacturing
           (Singapore) Ltd.                       6,690
                                           ------------
           TOTAL INVESTMENTS IN SINGAPORE
           (cost $175,824)                      135,308
                                           ------------

           SPAIN (2.8%)
     138   ACS, Actividades de Construccion y
           Servicios, SA                          3,252
     108   Acerinox SA                            3,296
     715   Altadis                               11,077
     854   Autopistas, Concesionaria
           Espanola SA                            7,465
   5,309   Banco Bilbao Vizcaya, SA              79,006
   7,794   Banco Santander Central
           Hispano, SA                           83,423
   1,881   Endesa SA                             32,054
     325   Fomento de Construcciones y
           Contratas SA                           6,164
     880   Gas Natural SDG, SA `E'               16,029
     492   Grupo Dragados SA                      5,358
   1,554   Iberdrola SA                          19,478
   2,176   Repsol-YPF, SA                        34,773
   7,415  +Telefonica SA                        122,530
     460  +TelePizza, SA                          1,088
     587   Union Electrica Fenosa, SA            10,775
                                           ------------
           TOTAL INVESTMENTS IN SPAIN
           (cost $497,052)                      435,768
                                           ------------

           SWEDEN (2.5%)
     454   Assa Abloy AB `B'                      8,877
     353   Atlas Copco AB `A'                     7,726
     724   Electrolux AB `B'                      9,400
     147   ForeningsSparbanken AB                 2,251
     316   Gambro AB `B'                          2,261
   1,482   Hennes & Mauritz AB `B'               22,932

--------------------------------------------------------------------------------
SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           SWEDEN (CONTINUED)
     276  +NetCom AB `B'                   $     11,466
   3,882   Nordbanken Holding AB                 29,417
   1,422  +Nordic Baltic Holding AB              11,090
     179   OM Gruppen AB                          4,420
     142   SKF AB `B'                             2,145
     515   Sandvik AB                            12,390
     534   Securitas AB `B'                       9,904
   1,598   Skandia Forsakrings AB                25,997
   1,254   Skandinaviska Enskilda
           Banken (SEB) `A'                      13,822
     249   Skanska AB `B'                        10,292
     483   Svenska Cellulosa AB (SCA) `B'        10,264
   1,181   Svenska Handelsbanken AB              20,214
  13,259   Telefonaktiebolaget LM
           Ericsson AB `B'                      151,062
   2,486  +Telia AB                              12,778
     358   Trelleborg AB (Class B)                2,580
     620   Volvo AB `B'                          10,283
     475   WM-Data AB `B'                         2,280
                                           ------------
           TOTAL INVESTMENTS IN SWEDEN
           (cost $501,537)                      393,851
                                           ------------

           SWITZERLAND (6.7%)
     525   ABB Ltd.                              55,966
      32   Adecco SA (Registered Shares)         20,142
     464   Credit Suisse Group
           (Registered Shares)                   88,190
      20  +Givaudan (Registered Shares)           5,288
      11   Holderbank Financiere Glarus AG `B'   13,237
       2   Jemoli Holding AG                      2,962
       7  +Kudelski SA (Bearer)                   7,775
      15   Lonza AG (Registered Shares)           8,720
      68   Nestle SA (Registered Shares)        158,618
     123   Novartis AG (Registered Shares)      217,461
       2   Roche Holding AG (Bearer)             24,807
      12   Roche Holding AG (Genuss)            122,259
      20   SAirGroup                              3,190
       2   SGS Societe Generale de Surveillance
           Holding SA `B'                         2,900
      25   Schweizerische Rueckversicherungs-
           Gesellschaft (Registered Shares)      59,935
       7   Sulzer AG (Registered Shares)          5,050
       7   The Swatch Group AG `B'                8,747
      14   The Swatch Group AG
           (Registered Shares)                    3,654
     129   Swisscom AG (Registered Shares)       33,554
     186  +Syngenta AG                            9,986
     739   UBS AG (Registered Shares)           120,620
     139   Zurich Financial Services AG          83,803
                                           ------------
           TOTAL INVESTMENTS IN SWITZERLAND
           (cost $991,822)                    1,056,864
                                           -------------

                                                                       Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------
SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           UNITED KINGDOM (20.4%)
     997   3i Group PLC                    $     18,438
     891   AMEC PLC                               4,592
   1,605  +ARM Holdings PLC                      12,132
     779   AWG PLC                                6,691
   2,537   Abbey National PLC                    46,197
     744   Airtours PLC                           2,234
   1,135   Amvescap PLC                          23,296
   2,559   AstraZeneca Group PLC                129,014
   1,890   BAA PLC                               17,448
     767   BBA Group PLC                          4,239
   6,211   BG Group PLC                          24,308
     947   BOC Group PLC                         14,387
  38,282   BP Amoco PLC                         308,803
     492   BP Amoco PLC (ADR) (a)                23,554
   2,557   Barclays PLC                          79,143
     608   Barratt Developments PLC               2,679
   1,548   Bass PLC                              16,857
   1,002   Blue Circle Industries PLC             6,603
   1,704   Boots Company PLC                     15,502
   5,452   British Aerospace PLC                 31,113
   2,142   British Airways PLC                   12,495
   3,902   British American Tobacco PLC          29,712
   1,167   The British Land Company PLC           8,281
   3,149  +British Sky Broadcasting
           Group PLC ("BSkyB")                   52,732
  11,221   British Telecommunications PLC        95,878
   1,103   Bunzl PLC                              6,755
   3,604   CGNU PLC                              58,251
     800   CMG PLC                               10,696
   3,432   Cadbury Schweppes PLC                 23,737
   1,391  +Canary Wharf Finance PLC              10,130
     699   Capita Group PLC                       5,221
   1,169   Carlton Communications PLC            10,670
     493  +Celltech Group PLC                     8,712
   6,628   Centrica PLC                          25,668
   1,626  +Chubb PLC                              3,838
   7,155   Corus Group PLC                        7,535
   5,976   Diageo PLC                            66,952
   3,137   Dixons Group PLC                      10,497
   1,386   EMI Group PLC                         11,387
     155  +Eidos PLC                                498
     232   Electrocomponents PLC                  2,294
   1,092   FKI PLC                                3,589
   1,290   GKN PLC                               13,624
   1,362   George Wimpey PLC                      3,052
   8,998  +GlaxoSmithKline PLC                  254,038
   3,962   Granada Compass PLC                   43,116
   1,831   The Great Universal Stores PLC        14,373
  15,021   HSBC Holdings PLC                    221,018
   3,944   Halifax PLC                           39,090
   1,529   Hanson PLC                            10,484
   3,066   Hays PLC                              17,679

--------------------------------------------------------------------------------
SHARES
  HELD     INVESTMENTS                           VALUE
--------------------------------------------------------------------------------

           UNITED KINGDOM (CONTINUED)
   3,149   Hilton Group PLC                $      9,831
     763   IMI PLC                                2,701
   1,459   Imperial Chemical Industries PLC      12,031
   2,296  +International Power PLC                8,609
   6,576   Invensys PLC                          15,373
   3,248   J Sainsbury PLC                       19,262
     504   Johnson Matthey PLC                    7,943
   1,626  +Kidde PLC                              1,749
   2,374   Kingfisher PLC                        17,652
   2,172   LASMO PLC                              6,489
   1,051   Land Securities PLC                   13,227
   6,211  +Lattice Group PLC                     14,010
   7,396   Legal & General Group PLC             20,384
   9,473   Lloyds TSB Group PLC                 100,187
     817   Logica PLC                            21,358
   4,796   Marconi PLC                           51,511
   4,834   Marks & Spencer PLC                   13,431
   1,020   Misys PLC                             10,056
   2,554   National Grid Group PLC               23,215
   1,232   Nycomed Amersham PLC                  10,260
     537   Ocean Group PLC                        7,621
   1,284  +P & O Princess Cruises PLC             5,428
   1,423   Pearson PLC                           33,798
   1,284   The Peninsular and Oriental
           Steam Navigation Company               6,080
   1,321   Pilkington PLC                         2,190
     275   Provident Financial PLC                4,063
   3,513   Prudential Corporation PLC            56,518
     490   Psion PLC                              2,097
     646   RMC Group PLC                          5,684
     889   Railtrack Group PLC                   12,284
   2,062   Rank Group PLC                         5,390
   1,926   Reed International PLC                20,139
   4,328   Rentokil Initial PLC                  14,934
   2,491   Reuters Group PLC                     42,160
   1,910   Rio Tinto PLC (Registered Shares)     33,610
   4,578   Royal Bank of Scotland Group PLC     108,187
   1,088   SEMA Group PLC                         4,790
   1,705   The Sage Group PLC                     7,813
     321   Schroders PLC                          6,334
   3,339   ScottishPower PLC                     26,385
     394   Seton Scholl Healthcare Group PLC      2,943
     527   Slough Estates PLC                     3,243
   1,195   Smith & Nephew PLC                     5,534
   1,025   Smiths Group PLC                         306
   1,210   Smiths Industries PLC                 14,605
   2,330   Stagecoach Holdings PLC                2,297
     828   Tate & Lyle PLC                        3,080
  12,382   Tesco PLC                             50,448
     697   Thames Water PLC                      12,546
   5,211   Unilever PLC                          44,603
     834   Uniq PLC                               3,037

                                                                       Continued

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------

           UNITED KINGDOM (CONTINUED)
   1,091   United Utilities PLC            $     10,838
 104,616   Vodafone AirTouch PLC                383,656
   1,321   WPP Group PLC                         17,207
   1,415   Wolseley PLC                           9,723
                                           ------------
           TOTAL INVESTMENTS IN THE
           UNITED KINGDOM
           (cost $3,471,480)                  3,218,082
                                           ------------

           UNITED STATES (0.0%)
      83  +InFocus Corporation                    1,224
                                           ------------
           TOTAL INVESTMENTS IN
           THE UNITED STATES
           (cost $1,617)                          1,224
                                           ------------

--------------------------------------------------------------------------------
   FACE
  AMOUNT   ISSUE                                 VALUE
--------------------------------------------------------------------------------

           SHORT-TERM SECURITIES (2.8%)

           COMMERCIAL PAPER*
$  436,000 General Motors Acceptance Corp.,
           6.75% due 1/02/2001             $    435,755
                                           ------------
           TOTAL INVESTMENTS IN
           SHORT-TERM SECURITIES
           (cost $435,755)                      435,755
                                           ------------
           TOTAL INVESTMENTS-- 97.0%
           (cost $17,125,086)                15,286,665

           UNREALIZED APPRECIATION ON
           FORWARD FOREIGN EXCHANGE
           CONTRACTS**-- 0.1%                    14,816

           VARIATION MARGIN ON FINANCIAL
           FUTURES CONTRACTS***-- (0.7)%       (103,712)

           OTHER ASSETS LESS
           LIABILITIES-- 3.6%                   565,422
                                           ------------
           NET ASSETS-- 100.0%              $15,763,191
                                           ============

--------------------------------------------------------------------------------
 +  Non-income producing security.

(a) American Depositary Receipts (ADR).

 * Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.

**  Forward foreign exchange contracts as of December 31, 2000 were as follows:

                                            UNREALIZED
      FOREIGN            EXPIRATION        APPRECIATION
CURRENCY PURCHASED          DATE           (DEPRECIATION)
--------------------------------------------------------------------------------
 E      384,022         January 2001       $    17,170
 (pound)105,356         January 2001             2,039
 (Y) 19,485,063         January 2001            (4,393)
                                           -----------
 TOTAL UNREALIZED APPRECIATION ON FORWARD
 FOREIGN EXCHANGE CONTRACTS -- NET
 (US$ Commitment-- $674,600)               $    14,816
                                           ============

 ***Financial futures contracts purchased as of December 31, 2000 were as follows:

 NUMBER OF                              EXPIRATION
 CONTRACTS     ISSUE         EXCHANGE       DATE        VALUE
 --------- -------------     --------   ----------   ---------
     1     All Ordinaries     SFE       March 2001    $ 45,081
     1     CAC                MATIF     March 2001      56,311
     1     DAX Index          DTB       March 2001     152,571
     2     FTSE               LIFFE     March 2001     185,261
     1     Nikkei 225 Index   SIMEX     March 2001      22,968
     1     TOPIX              Tokyo     March 2001     112,303
                                                      --------
TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED
(Total Contract Price$594,150)                        $574,495
                                                      ========

See Notes to Financial Statements.

                               MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
                                          STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                AS OF
                                                                                                         DECEMBER 31, 2000
                                                                                                         -----------------
ASSETS:
   Investments, at value (identified cost--$17,125,086)                                                  $15,286,665
   Unrealized appreciation on forward foreign exchange contracts                                              14,816
   Cash on deposit for financial futures contracts                                                           305,288
   Foreign cash                                                                                              447,048
   Receivables:
     Investment adviser                                                                      $151,782
     Dividends                                                                                 18,244
     Contributions                                                                             17,388
     Securities sold                                                                            4,830        192,244
                                                                                             --------
   Prepaid expenses and other assets                                                                          58,758
                                                                                                         -----------
         Total assets                                                                                     16,304,819
                                                                                                         -----------

LIABILITIES:
   Payables:
     Custodian bank                                                                           184,490
     Withdrawals                                                                              165,723
     Variation margin                                                                         103,712
     Securities purchased                                                                      27,000        480,925
                                                                                             --------
   Accrued expenses                                                                                           60,703
                                                                                                         -----------
         Total liabilities                                                                                   541,628
                                                                                                         -----------
NET ASSETS:
   Net assets                                                                                            $15,763,191
                                                                                                         ===========

NET ASSETS CONSIST OF:
Partners' capital                                                                                        $17,600,652
Unrealized depreciation on investments and foreign currency transactions--net                             (1,837,461)
                                                                                                         -----------
Net assets                                                                                               $15,763,191
                                                                                                         ===========

----------------------------------
See Notes to Financial Statements.

                                      MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
                                                         STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    FOR THE YEAR ENDED
                                                                                    DECEMBER 31, 2000
                                                                                    -------------------
INVESTMENT INCOME:
   Dividends (net of $19,514 foreign withholding tax)                                $   154,021
   Interest and discount earned                                                           42,140
   Other                                                                                     431
                                                                                     -----------
     Total income                                                                        196,592
                                                                                     -----------
EXPENSES:
   Professional fees                                                 $    61,259
   Custodian fees                                                         42,758
   Accounting services                                                    28,144
   Pricing fees                                                            8,943
   Printing and shareholder reports                                        8,852
   Offering costs                                                          6,206
   Investment advisory fees                                                1,201
   Trustees' fees and expenses                                               212
   Other                                                                   4,122
                                                                     -----------
   Total expenses before reimbursement                                   161,697
   Reimbursement of expenses                                            (152,092)
                                                                     -----------
     Total expenses after reimbursement                                                    9,605
                                                                                     -----------
INVESTMENT INCOME--NET                                                                    186,987
                                                                                     -----------

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
   &FOREIGN CURRENCY TRANSACTIONS--NET:
   Realized loss from:
     Investments--net                                                    (108,964)
     Foreign currency transactions--net                                   (87,727)       (196,691)
                                                                     ------------
   Change in unrealized appreciation/depreciation on:
     Investments--net                                                  (1,888,774)
     Foreign currency transactions--net                                    28,170      (1,860,604)
                                                                     ------------    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $ (1,870,308)
                                                                                     ============


----------------------------------
See Notes to Financial Statements.


                                      MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
                                                  STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------

                                                                                   FOR THE            FOR THE PERIOD
                                                                                  YEAR ENDED          DEC. 30, 1999+
                                                                                 DECEMBER 31,          TO DEC. 31,
                                                                                     2000                  1999
                                                                               ----------------      ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Investment income-- net                                                       $   186,987            $     1,175
   Realized loss on investments and foreign currency transactions-- net             (196,691)                    --
   Change in unrealized appreciation/depreciation on investments and
      foreign currency transactions-- net                                         (1,860,604)                23,143
                                                                                 -----------            -----------
   Net increase (decrease) in net assets resulting from operations                (1,870,308)                24,318
                                                                                 -----------            -----------

NET CAPITAL CONTRIBUTIONS:
   Increase in net assets derived from net capital contributions                   7,579,181             10,030,000
                                                                                 -----------            -----------
NET ASSETS:
   Total increase in net assets                                                    5,708,873             10,054,318
   Beginning of period                                                            10,054,318                    --
                                                                                 -----------            -----------
   End of period                                                                 $15,763,191            $10,054,318
                                                                                 ===========            ===========

-------------------------------------
+  Commencement of operations.

See Notes to Financial Statements.


                                      MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
                                                            FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------

The  following  ratios  have  been  derived  from  information  provided  in the financial statements.

                                                                                   FOR THE            FOR THE PERIOD
                                                                                  YEAR ENDED          DEC. 30, 1999+
                                                                                 DECEMBER 31,          TO DEC. 31,
                                                                                     2000                  1999
                                                                               ----------------      ----------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses, net of reimbursement                                                      .08%                  .08%
                                                                                  --------              --------
   Expenses                                                                           1.34%                  .63%
                                                                                  --------              --------
   Investment income-- net                                                            1.55%                 2.14%
                                                                                  --------              --------
SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                                       $ 15,763              $ 10,054
                                                                                  --------              --------
   Portfolio turnover                                                                 5.89%                  .00%
                                                                                  --------              --------

-----------------------------------
+  Commencement of operations.
*  Annualized.

See Notes to Financial Statements.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(A) VALUATION OF INVESTMENTS
Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) DERIVATIVE FINANCIAL INSTRUMENTS
The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 o FINANCIAL FUTURES CONTRACTS--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 o OPTIONS--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

 Written and purchased options are non-income producing investments.

 o FORWARD FOREIGN EXCHANGE CONTRACTS--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

 o FOREIGN CURRENCY OPTIONS AND FUTURES--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(C) FOREIGN CURRENCY TRANSACTIONS
Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing
(unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(D) INCOME TAXES
The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(E) SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

(F) CUSTODIAN BANK
The Series recorded an amount payable to the Custodian Bank resulting from a timing difference of security transaction settlements.

(G) SECURITY LOANS
The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.


2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2000, FAM earned fees of $1,201, all of which were waived. FAM also reimbursed the Fund for additional expenses of $150,891.

Accounting services were provided to the Series by FAM.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.


3. INVESTMENTS:
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $7,480,025 and $661,616, respectively.

Net realized losses for the year ended December 31, 2000 and unrealized gains (losses) as of December 31, 2000 were as follows:

                                                   REALIZED       UNREALIZED
                                                    LOSSES      GAINS (LOSSES)
                                                --------------  --------------
        Investments:
          Long-term ...........................   $   (7,399)      $(1,838,421)
          Short-term ..........................       (2,723)               --
          Financial futures contracts .........      (98,842)          (19,655)
                                                  ----------       -----------
             Total investments ................     (108,964)       (1,858,076)
                                                  ----------       -----------

        Currency transactions:
          Foreign currency transactions .......      (28,119)            5,799
          Forward foreign exchange contracts ..      (59,608)           14,816
                                                  ----------       -----------
             Total currency transactions ......      (87,727)           20,615
                                                  ----------       -----------
             Total ............................   $ (196,691)      $(1,837,461)
                                                  ==========       ===========

As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $1,848,093, of which $922,544 related to appreciated securities and $2,770,637 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $17,134,758.


4. LOANED SECURITIES:
At December 31, 2000, the Series held collateral having an aggregate value of approximately $180,000 for portfolio securities loaned having a market value of approximately $174,000.

          MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER INTERNATIONAL  (CAPITALIZATION  WEIGHTED) INDEX SERIES
(ONE OF THE SERIES CONSTITUTING QUANTITATIVE MASTER SERIES TRUST):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Master International (Capitalization Weighted) Index Series as of December 31, 2000, the related statements of operations for the year then ended, and changes in net assets and the financial highlights for the year then ended and for the period December 30, 1999 (commencement of operations) to December 31, 1999. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Master International (Capitalization Weighted) Index Series as of December 31, 2000, the result of its operations, the changes in net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
January 30, 2001

                       MASTER AGGREGATE BOND INDEX SERIES

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

--------------------------------------------------------------------------------
    FACE
   AMOUNT    ISSUE                                VALUE
--------------------------------------------------------------------------------

US GOVERNMENT & AGENCY OBLIGATIONS(38.7%)
$    300,000 Fannie Mae, 5.45%
             due 10/10/2003                  $   297,984
    220,000  Fannie Mae, 6.85%
             due 4/05/2004                       227,737
  1,600,000  Fannie Mae, 7.125%
             due 3/15/2007                     1,708,000
  2,200,000  Fannie Mae, 5.75%
             due 2/15/2008                     2,182,584
    700,000  Financing Corp., 9.80%
             due 11/30/2017                      958,454
  5,600,000  Freddie Mac, 6.25%
             due 10/15/2002                    5,661,264
  6,600,000  Freddie Mac, 5.75%
             due 7/15/2003                     6,617,556
  1,300,000  Freddie Mac, 7.18%
             due 6/27/2006                     1,384,024
  4,300,000  Freddie Mac, 6.75%
             due 9/15/2029                     4,580,682
  2,000,000  Tennessee Valley Authority,
             Series E, 6.25% due 12/15/2017    1,988,740
    800,000  United States Treasury Bonds,
             8.75% due 11/15/2008                869,752
 15,500,000  United States Treasury Bonds,
             8.75% due 5/15/2017              20,818,360
  1,250,000  United States Treasury Bonds,
             8.50% due 2/15/2020               1,675,587
  5,900,000  United States Treasury Bonds,
             6.375% due 8/15/2027              6,534,250
    200,000  United States Treasury Notes,
             5.50% due 7/31/2001                 199,750
  2,900,000  United States Treasury Notes,
             5.50% due 8/31/2001               2,896,375
  2,200,000  United States Treasury Notes,
             5.875% due 11/30/2001             2,205,500
 13,200,000  United States Treasury Notes,
             6.50% due 5/31/2002              13,398,000
  5,300,000  United States Treasury Notes,
             6.25% due 7/31/2002               5,373,723
    750,000  United States Treasury Notes,
             5.625% due 11/30/2002               756,090
  4,800,000  United States Treasury Notes,
             4.75% due 2/15/2004               4,741,488
  2,700,000  United States Treasury Notes,
             5.875% due 2/15/2004              2,755,269
  7,300,000  United States Treasury Notes,
             5.25% due 5/15/2004               7,325,112
  1,600,000  United States Treasury Notes,
             6.00% due 8/15/2004               1,645,248
  1,500,000  United States Treasury Notes,
             5.875% due 11/15/2004             1,539,135

--------------------------------------------------------------------------------
    FACE
   AMOUNT    ISSUE                                VALUE
--------------------------------------------------------------------------------

US GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
$10,150,000  United States Treasury Notes,
             5.875% due 11/15/2005           $10,498,856
  4,000,000  United States Treasury Notes,
             6.625% due 5/15/2007              4,311,240
  3,300,000  United States Treasury Notes,
             6.125% due 8/15/2007              3,474,801
  2,500,000  United States Treasury Notes,
             5.50% due 5/15/2009               2,550,000
                                             -----------
             TOTAL INVESTMENTS IN
             US GOVERNMENT &
             AGENCY OBLIGATIONS
             (cost $116,940,907)             119,175,561
                                             -----------
US GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS*(34.9%)
  1,083,679  Fannie Mae, 5.50% due
             6/01/2011-2/01/2014               1,054,263
  4,440,551  Fannie Mae, 6.00% due
             2/01/2013-6/01/2015               4,385,959
  7,821,092  Fannie Mae, 6.00% due
             1/01/2026-5/01/2029               7,576,353
    400,000  Fannie Mae, 6.00% due TBA(1)        394,872
  4,703,194  Fannie Mae, 6.50% due
             1/01/2013-11/01/2014              4,709,259
 14,163,352  Fannie Mae, 6.50% due
             12/01/2025-1/01/2030             13,981,278
  6,638,216  Fannie Mae, 7.00% due
             4/01/2027-11/01/2030              6,655,414
  3,036,543  Fannie Mae, 7.50% due
             10/01/2027-9/01/2030              3,082,055
    500,000  Fannie Mae, 7.50% due TBA(1)        507,340
  2,754,852  Fannie Mae, 8.00% due
             11/01/2029-12/01/2030             2,821,436
    200,000  Fannie Mae, 8.00% due TBA(1)        206,000
    199,981  Fannie Mae, 8.50% due TBA(1)        206,042
  1,232,828  Freddie Mac--Gold Program,
             5.50% due 10/01/2013-1/01/2014    1,199,576
  1,386,824  Freddie Mac--Gold Program,
             5.50% due 12/01/2028-2/01/2029    1,306,426
  6,168,631  Freddie Mac--Gold Program,
             6.50% due 1/01/2026-11/01/2030    6,091,383
    300,000  Freddie Mac--Gold Program,
             6.50% due TBA(1)                    296,061
  3,013,142  Freddie Mac--Gold Program,
             7.00% due 1/01/2011-11/01/2015    3,055,647
  9,011,157  Freddie Mac--Gold Program,
             7.00% due 9/01/2025-11/01/2030    9,045,179
    500,000  Freddie Mac--Gold Program,
             7.00% due TBA(1)                    501,090
  1,460,103  Freddie Mac--Gold Program,
             7.50% due 5/01/2007-11/01/2015    1,493,078

                                                                       Continued

                       MASTER AGGREGATE BOND INDEX SERIES

--------------------------------------------------------------------------------
    FACE
   AMOUNT    ISSUE                                VALUE
--------------------------------------------------------------------------------
US GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS*(CONTINUED)
 $8,032,951  Freddie Mac--Gold Program,
             7.50% due 1/01/2023-10/01/2030  $ 8,158,648
  1,000,000  Freddie Mac--Gold Program,
             7.50% due TBA(1)                  1,015,310
  2,800,362  Freddie Mac--Gold Program,
             8.00% due 6/01/2024-7/01/2030     2,876,744
    200,000  Freddie Mac--Gold Program,
             8.00% due TBA(1)                    205,062
  1,188,471  Freddie Mac--Gold Program,
             8.50% due 5/01/2028-8/01/2030     1,227,215
    620,685  Freddie Mac--Gold Program,
             9.50% due 2/01/2019                 659,202
  1,579,716  Government National Mortgage
             Association, 6.00% due
             4/20/2026-2/15/2029               1,534,261
    200,000  Government National Mortgage
             Association, 6.00% due TBA(1)       194,062
    360,169  Government National Mortgage
             Association, 6.50% due
             2/15/2014-5/15/2014                 361,915
  5,806,966  Government National Mortgage
             Association, 6.50% due
             4/15/2026-7/15/2029               5,748,942
    172,377  Government National Mortgage
             Association, 7.00% due 4/15/2013    175,387
  6,463,708  Government National Mortgage
             Association, 7.00% due
             7/15/2027-5/15/2030               6,495,808
  4,880,142  Government National Mortgage
             Association, 7.50% due
             3/15/2024-11/15/2030              4,966,457
  3,520,863  Government National Mortgage
             Association, 8.00% due
             12/15/2022-8/15/2030              3,614,847
    300,000  Government National Mortgage
             Association, 8.00% due TBA(1)       307,875
    881,120  Government National Mortgage
             Association, 8.50% due
             11/15/2017-8/15/2030                908,456
    657,836  Government National Mortgage
             Association, 9.00% due
             11/15/2016-11/15/2024               688,702
     52,824  Government National Mortgage
             Association, 9.50% due 9/15/2021     56,360
                                             -----------
             TOTAL US GOVERNMENT AGENCY
             MORTGAGE-BACKED OBLIGATIONS
             (cost$107,199,580)              107,763,964
                                             -----------

--------------------------------------------------------------------------------
S&P    MOODY'S   FACE      CORPORATE BONDS &
RATINGSRATINGS  AMOUNT           NOTES            VALUE
--------------------------------------------------------------------------------

INDUSTRIES
BANKING(2.7%)
                        Bank of America Corp.:
A      Aa3  $1,000,000  6.875% due 6/01/2003  $   1,012,990
A+     Aa2   1,000,000  7.875% due 5/16/2005      1,055,070
A      Aa3   1,500,000  Bank One Corp.,
                        7.625% due 8/01/2005      1,553,430
A+     A1    1,000,000  Chase Manhattan
                        Corporation, 9.75%
                        due 11/01/2001            1,025,920
                                   Citicorp:
A+     A1      500,000  9.50% due 2/01/2002         516,810
A+     A1      500,000  6.375% due 11/15/2008       483,865
A      A1    1,000,000  First Bank Systems, Inc.,
                        7.55% due 6/15/2004       1,033,830
A-     A3    1,020,000  Fleet/Norstar
                        Financial Group, Inc.,
                        8.125% due 7/01/2004      1,069,868
A      Aa3     500,000  NationsBank
                        Corporation, 7.50%
                        due 9/15/2006               516,705
                                              -------------
                                                  8,268,488
                                              -------------
FINANCIAL SERVICES(5.3%)
AA-    A2      800,000  Boeing Capital
                        Corporation, 7.10%
                        due 9/27/2005               834,472
A-     A2    1,500,000  Deutsche Telekom
                        International Finance,
                        8% due 6/15/2010          1,523,490
BBB+   Baa1    500,000  EOP Operating LP,
                        6.75% due 2/15/2008         484,575
                        Ford Motor Credit Co.:
A      A2    1,000,000  7.75% due 11/15/2002      1,024,480
A      A2    1,500,000  7.20% due 6/15/2007       1,492,635
A      A2    1,000,000  7.875% due 6/15/2010      1,028,670
                        General Electric Capital Corp.:
AAA    Aaa     500,000  6.80% due 11/01/2005        517,010
AAA    Aaa   1,500,000  7.375% due 1/19/2010      1,619,385
                        General Motors Acceptance
                        Corporation:
A      A2    1,400,000  9% due 10/15/2002         1,460,424
A      A2    1,200,000  7.75% due 1/19/2010       1,238,424
A      A2      600,000  8.80% due 3/01/2021         661,152
A+     A1      500,000  Goldman Sachs
                        Group, Inc., 7.625%
                        due 8/17/2005               521,330

                                    Continued

                       MASTER AGGREGATE BOND INDEX SERIES

--------------------------------------------------------------------------------
  S&P  MOODY'S   FACE      CORPORATE BONDS &
RATINGSRATINGS  AMOUNT           NOTES            VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES(CONTINUED)
                         Lehman Brothers
                         Holdings, Inc.:
A      A2   $   500,000  7.625% due 6/01/2006 $     516,130
A      A2     1,000,000  7.20% due 8/15/2009        993,490
A      Aa3    2,000,000  Salomon, Smith Barney
                         Holdings, Inc., 6.25%
                         due 5/15/2003            1,998,420
BBB    Baa1     500,000  Simon Debartolo,
                         6.75% due 7/15/2004        489,470
                                              -------------
                                                 16,403,557
                                              -------------
FINANCIAL SERVICES--CONSUMER(1.1%)
A+     A1       700,000  Allstate Corp., 6.75%
                         due 5/15/2018              648,641
                         Associates Corp. NA:
AA-    Aa3      500,000  6.50% due 7/15/2002        502,375
AA-    Aa3      500,000  7.23% due 5/17/2006        516,845
A      A2     1,000,000  Household Finance
                         Corp., 5.875% due
                         2/01/2009                  919,070
BBB+   A3     1,000,000  Washington Mutual Inc.,
                         7.50% due 8/15/2006      1,020,640
                                              -------------
                                                  3,607,571
                                              -------------
FOREIGN GOVERNMENT OBLIGATIONS(1.3%)
AA+    Aa1      500,000  Canada Government
                         Bond, 5.25% due
                         11/05/2008                 478,565
AA-    Aa2    1,000,000  Province of British
                         Columbia, 7.25%
                         due 9/01/2036            1,051,310
AA-    Aa3      500,000  Province of Ontario,
                         7.375% due 1/27/2003       515,365
A+     A1       750,000  Province of
                         Saskatchewan, 8% due
                         7/15/2004                  797,992
BB+    Baa3   1,000,000  United Mexican States,
                         9.875% due 2/01/2010     1,073,000
                                              -------------
                                                  3,916,232
                                              -------------
INDUSTRIAL--CONSUMER GOODS(1.6%)
A+     A1     1,000,000  Anheuser-Busch
                         Companies, Inc.,
                         6.75% due 11/01/2006     1,013,000
A      A2     1,000,000  Coca-Cola Enterprises,
                         6.75% due 9/15/2028        949,180

--------------------------------------------------------------------------------
  S&P  MOODY'S   FACE      CORPORATE BONDS &
RATINGSRATINGS  AMOUNT           NOTES            VALUE
--------------------------------------------------------------------------------
NDUSTRIAL--CONSUMER GOODS(CONTINUED)
AA     Aa2   $1,000,000  Kimberly-Clark
                         Corporation, 7.10%
                         due 8/01/2007        $   1,052,050
                         Nabisco Inc.:
A      A2     1,000,000  6% due 2/15/2001           997,630
A      A2       500,000  6.375% due 2/01/2005       484,965
A      A2       365,000  Philip Morris
                         Companies, Inc.,
                         6.95% due 6/01/2006        364,084
                                              -------------
                                                  4,860,909
                                              -------------
INDUSTRIAL--ENERGY(1.3%)
BBB+   A3     1,000,000  Apache Corporation,
                         7% due 2/01/2018           976,420
A-     A3       500,000  Burlington Resources,
                         7.375% due 3/01/2029       500,695
BBB+   A2       500,000  Consolidated Natural
                         Gas Company, 6.625%
                         due 12/01/2008             496,765
BBB+   Baa1     500,000  Enron Corp., 6.625%
                         due 10/15/2003             505,240
BBB-   Baa2     500,000  KN Energy, Inc., 6.65%
                         due 3/01/2005              499,385
BBB-   Baa3     500,000  Occidental Petroleum
                         Corp., 8.45% due
                         2/15/2029                  550,735
BBB    Baa2     500,000  Phillips Petroleum,
                         8.86% due 5/15/2022        516,325
                                              -------------
                                                  4,045,565
                                              -------------
INDUSTRIAL--MANUFACTURING(2.4%)
AA+    Aa2      500,000  Atlantic Richfield
                         Company, 8.44%
                         due 2/21/2012              585,085
A      A2       150,000  Chrysler Corp., 7.45%
                         due 3/01/2027              133,437
A      A2     1,000,000  DaimlerChrysler
                         North America
                         Holdings Corp.,
                         7.75% due 6/15/2005      1,017,290
BBB    Baa2   1,000,000  Delphi Auto Systems
                         Corporation, 7.125%
                         due 5/01/2029              852,250
BBB-   Baa3     500,000  Georgia-Pacific Corp.,
                         7.375% due 12/01/2025      372,995
A+     A1     1,000,000  International Business
                         Machines Corp., 7.125%
                         due 12/01/2096             923,580

                                                                       Continued

                       MASTER AGGREGATE BOND INDEX SERIES

--------------------------------------------------------------------------------
  S&P  MOODY'S   FACE      CORPORATE BONDS &
RATINGSRATINGS  AMOUNT           NOTES            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL--MANUFACTURING(CONTINUED)
BBB-   Baa3$    500,000  Lockheed Martin Corp.,
                         7.25% due 5/15/2006   $    516,165
BBB-   Baa2     600,000  Raytheon Co., 6.75%
                         due 3/15/2018              560,586
BBB    Baa2   1,500,000  Union Carbide Corp.,
                         6.25% due 6/15/2003      1,497,180
BBB    Baa2   1,000,000  Visteon Corp., 8.25%
                         due 8/01/2010              973,450
                                               ------------
                                                  7,432,018
                                               ------------
INDUSTRIAL--OTHER(0.8%)
BBB-   Baa3     750,000  Delta Airlines,
                         10.375% due
                         2/01/2011                  829,717
BBB    Baa1     500,000  Norfolk Southern
                         Corporation, 7.70%
                         due 5/15/2017              519,155
BBB-   Baa3   1,000,000  Union Pacific Corp.,
                                   9.625% due
                         12/15/2002               1,057,960
                                               ------------
                                                  2,406,832
                                               ------------
INDUSTRIAL--SERVICES(3.2%)
BBB    Baa2   1,500,000  Comcast Cable
                         Communications,
                                   8.875% due
                         5/01/2017                1,719,750
BBB+   Baa1     500,000  Computer Associates
                         International, Inc.,
                         6.375% due 4/15/2005       466,915
A      A2     1,000,000  Dayton Hudson Corp.,
                         10% due 1/01/2011        1,208,060
A-     A3     1,000,000  Hertz Corp., 7% due
                         1/15/2028                  871,220
BBB-   Baa3     200,000  JC Penney Company,
                         Inc., 7.95% due
                         4/01/2017                   98,000
BBB-   Baa3   1,000,000  News America Inc.,
                         7.25% due 5/18/2018        856,990
A-     A3       500,000  Sears Discover Credit
                         Corp., 9.14% due
                         3/13/2012                  581,160
A      A3     1,375,000  Tele-Communications
                         Inc., 8.25% due
                         1/15/2003                1,416,690

--------------------------------------------------------------------------------
  S&P  MOODY'S   FACE      CORPORATE BONDS &
RATINGSRATINGS  AMOUNT           NOTES            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL--SERVICES(CONTINUED)
                         Time Warner Inc.:
BBB    Baa1 $ 1,000,000  7.75% due 6/15/2005   $  1,046,640
BBB    Baa1     500,000  6.875% due 6/15/2018       475,465
BBB+   A3     1,000,000  Viacom Inc.,
                         7.75% due 6/01/2005      1,038,030
                                               ------------
                                                  9,778,920
                                               ------------
UTILITIES--COMMUNICATIONS(1.8%)
A      A2     1,000,000  AT&T Corporation,
                         6% due 3/15/2009           894,460
A+     Aa2    1,000,000  Bell Atlantic, PA,
                         6% due 12/01/2028          824,130
BBB+   Baa1   1,000,000  Qwest Capital Funding,
                         7.90% due 8/15/2010 (a)  1,025,783
AA-    Aa2      500,000  Southwestern Bell
                         Telecommunications,
                         6.625% due 7/15/2007       498,415
A      A2     1,000,000  Vodafone Airtouch
                         PLC, 7.625% due
                         2/15/2005 (a)            1,029,753
A-     A3     1,250,000  WorldCom, Inc.,
                         8% due 5/15/2006         1,280,675
                                               ------------
                                                  5,553,216
                                               ------------
UTILITIES--GAS & ELECTRIC(1.8%)
AA-    A1     1,470,000  Baltimore Gas &
                         Electric Co., 8.375%
                         due 8/15/2001            1,483,509
BBB+   Baa2     500,000  Commonwealth
                         Edison, Inc., 6.95%
                         due 7/15/2018              472,340
                         Dominion Resources Inc.:
BBB+   Baa1     500,000  7.625% due 7/15/2005       522,030
BBB+   Baa1   1,000,000  8.125% due 6/15/2010     1,080,910
A      A3     1,000,000  Duke Capital Corp.,
                         7.50% due 10/01/2009     1,047,960
BBB+   A3       500,000  Houston Lighting
                         and Power, 8.75%
                         due 3/01/2022              522,500
A      A3       500,000  Keyspan Corporation,
                         7.625% due 11/15/2010      530,650
                                               ------------
                                                  5,659,899
                                               ------------

                                                                       Continued

                       MASTER AGGREGATE BOND INDEX SERIES

--------------------------------------------------------------------------------
  S&P   MOODY'S   FACE      CORPORATE BONDS &
RATINGS RATINGS  AMOUNT           NOTES            VALUE
--------------------------------------------------------------------------------

YANKEE--CORPORATE(1.8%)
A-     A3   $   500,000  BHP Finance USA
                         Limited, 6.42% due
                         3/01/2026             $    499,330
A+     A2     1,000,000  Hydro-Quebec,
                         8.875% due 3/01/2026     1,249,030
BBB    Baa2   1,000,000  Korea Development
                         Bank, 6.625% due
                         11/21/2003                 981,800
BBB    Baa2     500,000  Korea Telecom, 7.625%
                         due 4/15/2007              500,600
A      A2       500,000  Norsk Hydro A/S,
                         6.70% due 1/15/2018        473,420
A      A1     1,000,000  Santander Financial
                         Issuances 0Ltd.,
                         7% due 4/01/2006           995,320
A-     Baa1     500,000  Tyco International
                         Group SA, 6.875%
                         due 1/15/2029              462,835
A      A2       300,000  WMC Finance USA,
                         7.25% due 11/15/2013       297,198
                                               ------------
                                                  5,459,533
                                               ------------
                         TOTAL INVESTMENTS
                         IN CORPORATE
                         BONDS & NOTES
                         (cost$78,364,045)       77,392,740
                                               ------------

SHORT-TERM INVESTMENTS (1.2%)
REPURCHASE AGREEMENTS**(1.2%)
 $3,783,000  Morgan Stanley & Company,
             purchased on 12/29/2000 to yield
             6.30% to 5/01/2028                $  3,783,000
                                               ------------
             TOTAL INVESTMENTS IN
             SHORT-TERM SECURITIES
             (cost$3,783,000)                     3,783,000
                                               ------------
             TOTAL INVESTMENTS -- 99.9%
             (cost $306,287,532)                308,115,265

             OTHER ASSETS LESS
             LIABILITIES--0.1%                      229,523
                                               ------------
             NET ASSETS--100.0%                $308,344,788
                                               ============

--------------------------------------------------------------------------------
 * Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments.
    As a result, the average life may be substantially less than the original maturity.

** Repurchase Agreements are fully collateralized by US Government Agency Obligations.

(a) The  security   may  be  offered  and  sold  to   "qualified institutional
     buyers" under Rule 144A of the Securities Act of 1933.

(1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

Ratings  of issues  shown  have not been audited  by Deloitte & Touche LLP.

See accompanying notes to the financial statements.


                                                  MASTER AGGREGATE BOND INDEX SERIES
                                                  STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     AS OF
                                                                                DECEMBER 31, 2000
                                                                                -----------------
ASSETS:
   Investments, at value (identified cost--$306,287,532)                           $308,115,265
   Cash                                                                                 125,907
   Receivables:
     Securities sold                                                $4,034,665
     Interest                                                        3,697,243
     Contributions                                                     788,682
     Paydowns                                                            1,849        8,522,439
                                                                    ----------
   Prepaid expenses                                                                      61,405
                                                                                   ------------
          Total assets                                                              316,825,016
                                                                                   ------------
LIABILITIES:
   Payables:
     Securities purchased                                            8,177,404
     Withdrawals                                                       122,225
     Investment adviser                                                  2,417        8,302,046
                                                                    ----------
   Accrued expenses and other liabilities                                               178,182
                                                                                   ------------
          Total liabilities                                                           8,480,228
                                                                                   ------------
NET ASSETS:
   Net assets                                                                      $308,344,788
                                                                                   ============
NET ASSETS CONSIST OF:
   Partners' capital                                                               $306,517,055
   Unrealized appreciation on investments--net                                        1,827,733
                                                                                   ------------
   Net assets                                                                      $308,344,788
                                                                                   ============

---------------------------------------------------
See accompanying notes to the financial statements.

                                                  MASTER AGGREGATE BOND INDEX SERIES
                                                        STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


                                                                                              FOR THE YEAR ENDED
                                                                                              DECEMBER 31, 2000
                                                                                              ------------------
INVESTMENT INCOME:
   Interest and discount earned                                                                 $ 19,548,301
                                                                                                ------------
EXPENSES:
   Accounting services                                                             $ 146,598
   Interest expenses                                                                  82,585
   Professional fees                                                                  60,531
   Custodian fees                                                                     49,159
   Pricing fees                                                                       31,999
   Investment advisory fees                                                           28,804
   Trustees' fees and expenses                                                         4,071
   Amortization of organization expenses                                               3,823
   Other                                                                               7,536
                                                                                   ---------
        Total expenses                                                                               415,106
                                                                                                ------------
INVESTMENT INCOME--NET                                                                             19,133,195
                                                                                                ------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET:
   Realized loss from investments--net                                                             (8,055,546)
   Change in unrealized appreciation/depreciation on investments--net                              19,800,656
                                                                                                -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $ 30,878,305
                                                                                                =============

---------------------------------------------------
See accompanying notes to the financial statements.

                                                  MASTER AGGREGATE BOND INDEX SERIES
                                                  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


                                                                                            FOR THE YEAR
                                                                                         ENDED DECEMBER 31,
                                                                               ------------------------------------------
                                                                                     2000                  1999
                                                                               ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Investment income-- net                                                     $  19,133,195           $ 27,956,624
   Realized loss on investments-- net                                             (8,055,546)              (884,394)
   Change in unrealized appreciation/depreciation on investments-- net            19,800,656            (32,485,362)
                                                                               -------------           ------------
   Net increase (decrease) in net assets resulting from operations                30,878,305             (5,413,132)
                                                                               -------------           ------------

NET CAPITAL CONTRIBUTIONS:
   Decrease in net assets derived from net capital contributions                (128,681,795)           (23,373,384)
                                                                               -------------           ------------
NET ASSETS:
   Total decrease in net assets                                                  (97,803,490)           (28,786,516)
   Beginning of year                                                             406,148,278            434,934,794
                                                                               -------------           ------------
   End of year                                                                 $ 308,344,788           $406,148,278
                                                                               =============           ============

---------------------------------------------------
See accompanying notes to the financial statements.


                                                  MASTER AGGREGATE BOND INDEX SERIES

                                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

The  following  ratios  have  been  derived  from  information  provided  in the financial statements.

                                                                                                         FOR THE PERIOD
                                                                       FOR THE YEAR ENDED               APRIL 3, 1997+ TO
                                                                          DECEMBER 31,                    DECEMBER 31,
                                                           -------------------------------------------
                                                             2000             1999            1998             1997
                                                           --------         --------        --------         --------
RATIOS TO AVERAGE NET ASSETS:
   Expenses, net of reimbursement                               .14%             .10%            .12%             .15%*
                                                           --------         --------        --------         --------
   Expenses                                                     .14%             .10%            .13%             .18%*
                                                           --------         --------        --------         --------
   Investment income-- net                                     6.62%            6.30%           6.20%            6.34%*
                                                           --------         --------        --------         --------
SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                $308,345         $406,148        $434,935         $307,740
                                                           --------         --------        --------         --------
   Portfolio turnover                                         43.24%           61.82%          27.89%           86.58%
                                                           --------         --------        --------         --------

---------------------------------------------------
*  Annualized.

+  Commencement of operations.

See accompanying notes to the financial statements.

                       MASTER AGGREGATE BOND INDEX SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:
Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(A) VALUATION OF INVESTMENTS
Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(B) REPURCHASE AGREEMENTS
The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(C) DERIVATIVE FINANCIAL INSTRUMENTS
The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 o FINANCIAL FUTURES CONTRACTS--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 o OPTIONS--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an

                       MASTER AGGREGATE BOND INDEX SERIES

                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

   option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(D) INCOME TAXES
The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(E) SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series, but will result in a $1,194,873 decrease to cost of securities and a corresponding $1,194,873 increase in net unrealized appreciation, based on securities held as of December 31, 2000.

(F) DEFERRED ORGANIZATION EXPENSES
Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(G) DOLLAR ROLLS
The  Series  may  sell   securities  for  delivery  in  the  current  month  and
simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

(H) SECURITY LOANS
The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.


2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

During the year ended December 31, 2000, the Series paid Merrill Lynch Security Pricing Service, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), $8,380 for security price quotations to compute the net asset value of the Series.

                       MASTER AGGREGATE BOND INDEX SERIES

                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

Merrill Lynch Trust Company, an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services were provided to the Series by FAM.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.


3. INVESTMENTS:
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $124,883,517 and $233,545,146, respectively.

Net realized losses for the year ended December 31, 2000 and net unrealized gains as of December 31, 2000 were as follows:

                                       REALIZED            UNREALIZED
                                        LOSSES                GAINS
                                    --------------       --------------
            Long-term investments .. $(8,055,546)          $1,827,733
                                     -----------           ----------
               Total ............... $(8,055,546)          $1,827,733
                                     ===========           ==========

As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $1,405,041, of which $4,902,358 related to appreciated securities and $3,497,317 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $306,710,224.


4. REVERSE REPURCHASE AGREEMENTS:
Under a reverse repurchase agreement, the Series sells securities and agrees to repurchase them at a mutually agreed upon date and price. For the year ended December 31, 2000, the average amount outstanding was approximately $1,650,000 and the daily weighted average interest rate was 5.01%.


5. SHORT-TERM BORROWINGS:
On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the year ended December 31, 2000.

                       MASTER AGGREGATE BOND INDEX SERIES

                          INDEPENDENT AUDITORS' REPORT

                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND INVESTORS, MASTER AGGREGATE BOND INDEX SERIES (ONE OF THE SERIES CONSTITUTING QUANTITATIVE MASTER SERIES TRUST):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Aggregate Bond Index Series as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Aggregate Bond Index Series of Quantitative Master Series Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche llp
Princeton, New Jersey
February 1, 2001

                                   BLANK PAGE

                                   BLANK PAGE